UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06722

Forward Funds

(Exact name of registrant as specified in charter)

101 California Street, 16th Floor

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

J. Alan Reid, Jr.

101 California Street, 16th Floor

San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 999-6809

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 – Schedule of Investments.

The Schedule of Investment of the following series of the registrant are included herewith: Forward Commodity Long/Short Strategy Fund, Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward Emerging Markets Fund, Forward Endurance Long/Short Fund, Forward Extended MarketPlus Fund, Forward Focus Fund, Forward Frontier Strategy Fund, Forward Global Credit Long/Short Fund, Forward Global Dividend Fund, Forward Global Infrastructure Fund, Forward High Yield Bond Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward International Small Companies Fund, Forward Investment Grade Fixed-Income Fund, Forward Managed Futures Strategy Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Fund, Forward Small Cap Equity Fund, Forward Strategic Alternatives Fund, Forward Tactical Enhanced Fund, Forward Tactical Growth Fund, Forward U.S. Government Money Fund, Forward Balanced Allocation Fund, Forward Growth Allocation Fund, Forward Growth & Income Allocation Fund, Forward Income Builder Fund, Forward Income & Growth Allocation Fund and Forward Multi-Strategy Fund.

Consolidated Portfolio of Investments (Note 1)

Forward Commodity Long/Short Strategy Fund

March 31, 2013 (Unaudited)

Principal Amount		Value (Note 1)
AGENCY PASS-THROUGH SECURITIES: 31.28%
Federal Home Loan Bank (FHLB): 2.01%
	FHLB
$2,100,000	5.250%, 06/18/14	$2,230,261
Federal Home Loan Mortgage Corp (FHLMC): 8.36%
	FHLMC
2,500,000	0.450%, 11/24/15	2,504,107
500,000	0.500%, 02/24/15	500,849
213,599	0.540%, 09/01/37(a)	220,325
500,000	0.625%, 03/06/15	502,013
195,000	0.665%, 09/01/37(a)	196,026
500,000	0.850%, 02/24/16	502,351
1,000,000	1.200%, 11/19/18	1,002,354
2,306	1.850%, 08/01/17(a)	2,398
18,652	1.875%, 12/01/16(a)	18,992
46,570	1.875%, 08/01/17(a)	49,410
46,618	1.977%, 04/01/16(a)	46,958
65,611	1.993%, 07/01/19(a)	66,113
14,809	1.997%, 10/01/28(a)	15,700
9,604	2.000%, 10/01/16(a)	9,767
2,282	2.101%, 01/01/26(a)	2,363
2,980	2.125%, 05/01/18(a)	3,061
28,640	2.125%, 02/01/16(a)	30,481
21,540	2.125%, 07/01/19(a)	22,188
3,420	2.125%, 08/01/18(a)	3,443
38,172	2.128%, 08/01/19(a)	38,597
5,279	2.135%, 03/01/20(a)	5,319
12,483	2.143%, 01/01/23(a)	12,948
21,808	2.156%, 05/01/24(a)	22,272
19,633	2.169%, 05/01/23(a)	20,365
26,155	2.182%, 03/01/25(a)	27,005
33,156	2.211%, 02/01/23(a)	33,940
7,666	2.220%, 08/01/19(a)	7,724
2,081	2.249%, 10/01/22(a)	2,227
14,187	2.250%, 07/01/18(a)	14,974
15,013	2.250%, 08/01/18(a)	15,123
11,635	2.252%, 12/01/18(a)	12,505
32,740	2.256%, 12/01/29(a)	34,973
30,090	2.257%, 01/01/29(a)	30,355
2,078	2.260%, 09/01/30(a)	2,227
51,754	2.261%, 09/01/28(a)	55,223
3,054	2.270%, 09/01/18(a)	3,161
25,807	2.273%, 08/01/26(a)	27,192
12,608	2.280%, 12/01/20(a)	13,504
3,711	2.289%, 09/01/27(a)	3,990
1,640	2.290%, 06/01/18(a)	1,651
41,464	2.292%, 11/01/25(a)	44,539

1,622	2.310%, 03/01/17(a)	1,629
3,402	2.313%, 12/01/27(a)	3,632
24,313	2.330%, 08/01/30(a)	26,003
6,725	2.331%, 11/01/27(a)	7,132
32,701	2.336%, 07/01/31(a)	32,979
21,571	2.349%, 02/01/26(a)	23,079
3,992	2.350%, 12/01/27(a)	4,261
3,149	2.350%, 07/01/18(a)	3,374
8,712	2.366%, 03/01/25(a)	9,325
14,406	2.366%, 10/01/32(a)	14,601
16,446	2.370%, 09/01/29(a)	17,558
16,195	2.371%, 10/01/27(a)	17,332
3,043	2.375%, 03/01/24(a)	3,062
21,308	2.375%, 06/01/32(a)	22,559
11,247	2.391%, 02/01/32(a)	12,011
20,539	2.391%, 02/01/25(a)	20,947
2,098	2.400%, 11/01/19(a)	2,121
62,872	2.407%, 12/01/29(a)	67,385
8,235	2.415%, 11/01/18(a)	8,840
46,112	2.425%, 10/01/20(a)	46,404
28,868	2.432%, 12/01/18(a)	29,306
35,042	2.442%, 07/01/32(a)	37,207
34,036	2.445%, 10/01/33(a)	36,075
7,715	2.460%, 09/01/25(a)	8,272
32,128	2.485%, 05/01/27(a)	32,322
27,734	2.486%, 10/01/30(a)	29,112
47,562	2.490%, 06/01/21(a)	50,304
36,638	2.490%, 08/01/26(a)	37,081
1,491	2.499%, 11/01/36(a)	1,592
8,877	2.511%, 02/01/26(a)	9,426
64,253	2.521%, 01/01/28(a)	69,076
2,008	2.522%, 08/01/36(a)	2,149
47,712	2.525%, 07/01/37(a)	49,687
8,636	2.526%, 07/01/29(a)	9,258
42,657	2.554%, 11/01/31(a)	45,777
62,041	2.563%, 06/01/35(a)	62,400
18,558	2.564%, 04/01/30(a)	19,829
5,534	2.625%, 08/01/23(a)	5,567
4,399	2.648%, 04/01/21(a)	4,592
6,345	2.678%, 01/01/29(a)	6,550
54,158	2.693%, 12/01/34(a)	54,641
56,408	2.719%, 07/01/24(a)	57,311
61,468	2.780%, 04/01/24(a)	63,930
50,100	2.927%, 08/01/36(a)	53,690
7,973	3.044%, 11/01/19(a)	8,070
14,088	3.433%, 10/01/35(a)	15,164
25,151	3.511%, 12/01/17(a)	25,258
193,081	3.674%, 08/01/23(a)	195,384
42,787	3.680%, 10/01/19(a)	43,195
58,979	3.702%, 06/01/24(a)	59,546
60,251	3.721%, 01/01/22(a)	60,709
39,389	3.740%, 05/01/25(a)	39,783
103,026	3.833%, 08/01/24(a)	103,701
38,694	4.083%, 04/01/33(a)	41,049
12,363	4.740%, 03/01/19(a)	12,903
3,581	4.820%, 05/01/20(a)	3,827
16,413	5.489%, 06/01/36(a)	17,578
3,317	5.499%, 08/01/24(a)	3,581
174,319	5.824%, 10/01/37(a)	188,813
	FHLMC, Gold
118,483	2.348%, 03/01/27(a)	121,027
133,589	2.555%, 02/01/29(a)	143,325
893,987	4.000%, 12/01/41	965,050
		9,296,064

Federal National Mortgage Association (FNMA): 17.71%
	FNMA
3,500,000	0.375%, 03/16/15	3,506,446
700,000	0.580%, 02/26/16	700,682
500,000	0.625%, 05/17/17(a)(b)	500,122
250,000	0.850%, 02/08/16	250,183
15,988	1.024%, 01/01/21(a)	16,114
2,000,000	1.375%, 11/15/16	2,061,744
332,727	1.375%, 01/01/21(a)	343,732
2,978	1.412%, 06/01/21(a)	3,010
29,398	1.572%, 10/01/40(a)	30,535
104,090	1.572%, 06/01/40(a)	107,961
66,769	1.575%, 06/01/40(a)	69,343
228,140	1.675%, 03/01/34(a)	229,581
453,076	1.813%, 07/01/34(a)	476,526
54,600	1.822%, 04/01/32(a)	57,643
26,043	1.842%, 12/01/30(a)	27,552
5,552	1.859%, 12/01/24(a)	5,708
8,397	1.884%, 01/01/17(a)	8,553
52,166	1.894%, 10/01/32(a)	54,648
22,342	1.903%, 01/01/36(a)	23,485
11,431	1.937%, 03/01/28(a)	12,123
9,161	1.941%, 11/01/33(a)	9,701
5,603	1.946%, 09/01/33(a)	5,872
4,086	1.976%, 11/01/33(a)	4,329
7,616	2.008%, 04/01/18(a)	8,039
21,274	2.035%, 06/01/30(a)	21,592
94,199	2.040%, 02/01/26(a)	98,228
348,533	2.048%, 07/01/34(a)	354,602
16,370	2.059%, 11/01/22(a)	16,633
142,707	2.091%, 02/01/33(a)	150,011
25,311	2.097%, 07/01/34(a)	27,113
59,903	2.097%, 02/01/25(a)	63,409
550,509	2.109%, 01/01/35(a)	586,147
5,742	2.112%, 08/01/29(a)	6,096
5,500	2.125%, 07/01/18(a)	5,535
27,655	2.125%, 06/01/19(a)	28,112
272,024	2.128%, 11/01/35(a)	287,031
356,918	2.139%, 11/01/35(a)	375,743
570	2.150%, 01/01/20(a)	573
14,519	2.155%, 03/01/35(a)	15,337
5,765	2.158%, 12/01/35(a)	5,823
42,777	2.189%, 01/01/33(a)	45,744
264,705	2.193%, 05/01/33(a)	276,337
34,171	2.202%, 11/01/35(a)	35,628
10,453	2.205%, 10/01/28(a)	11,132
120,652	2.207%, 11/01/17(a)	128,533
20,920	2.221%, 12/01/37(a)	22,155
225,357	2.243%, 06/01/33(a)	237,616
70,257	2.250%, 01/01/31(a)	70,765
1,000,000	2.250%, 03/15/16	1,053,426
84,635	2.250%, 06/01/32(a)	86,613
14,679	2.250%, 11/01/20(a)	14,797
364	2.250%, 07/01/17(a)	366
886	2.250%, 10/01/16(a)	894
26,997	2.261%, 08/01/33(a)	28,437
30,560	2.261%, 05/01/19(a)	31,870
101,453	2.262%, 03/01/37(a)	108,018

51,084	2.273%, 11/01/31(a)	51,362
8,866	2.277%, 09/01/24(a)	9,077
43,504	2.280%, 01/01/25(a)	43,621
49,083	2.288%, 05/01/33(a)	49,320
11,498	2.295%, 04/01/18(a)	12,111
14,243	2.295%, 04/01/33(a)	15,102
24,157	2.295%, 08/01/36(a)	25,822
20,383	2.296%, 12/01/26(a)	21,690
39,145	2.306%, 10/01/25(a)	41,203
34,054	2.309%, 01/01/21(a)	36,502
156,896	2.311%, 07/01/33(a)	168,013
34,361	2.315%, 07/01/28(a)	36,479
20,023	2.315%, 09/01/23(a)	20,219
20,634	2.318%, 06/01/30(a)	22,145
13,562	2.319%, 06/01/32(a)	14,488
81,933	2.322%, 06/01/33(a)	83,858
846	2.323%, 03/01/30(a)	906
16,430	2.325%, 05/01/24(a)	16,529
67,735	2.325%, 07/01/36(a)	72,376
159,061	2.327%, 05/01/34(a)	168,760
15,562	2.330%, 01/01/24(a)	16,545
44,392	2.340%, 12/01/30(a)	47,031
20,214	2.349%, 12/01/29(a)	21,669
10,432	2.351%, 08/01/36(a)	11,150
55,631	2.351%, 07/01/36(a)	59,301
1,278	2.355%, 07/01/25(a)	1,355
666,517	2.361%, 09/01/31(a)	713,053
35,014	2.366%, 01/01/33(a)	35,402
2,691	2.366%, 05/01/33(a)	2,876
13,439	2.371%, 01/01/28(a)	14,393
44,126	2.373%, 04/01/37(a)	47,322
55,659	2.375%, 08/01/30(a)	56,209
41,591	2.377%, 09/01/33(a)	44,244
24,542	2.395%, 11/01/30(a)	24,674
22,939	2.414%, 11/01/29(a)	24,497
22,760	2.425%, 01/01/23(a)	22,945
9,231	2.425%, 03/01/27(a)	9,367
7,686	2.432%, 07/01/38(a)	7,818
79,656	2.435%, 08/01/32(a)	84,822
1,836	2.449%, 09/01/37(a)	1,933
4,561	2.450%, 01/01/19(a)	4,763
23,535	2.450%, 04/01/38(a)	23,990
36,167	2.456%, 08/01/25(a)	38,854
1,067	2.470%, 10/01/27(a)	1,137
56,726	2.477%, 06/01/36(a)	60,400
34,196	2.478%, 02/01/35(a)	34,492
50,082	2.480%, 07/01/34(a)	52,477
9,654	2.487%, 09/01/33(a)	10,358
63,453	2.488%, 10/01/31(a)	67,748
59,157	2.495%, 11/01/29(a)	63,686
7,659	2.512%, 07/01/28(a)	8,208
77,117	2.520%, 09/01/31(a)	78,348
23,955	2.552%, 08/01/35(a)	25,390
21,190	2.568%, 11/01/26(a)	22,743
4,425	2.576%, 10/01/19(a)	4,604
28,822	2.590%, 02/01/34(a)	30,825
204,171	2.633%, 03/01/34(a)	214,543
45,330	2.655%, 09/01/30(a)	48,469
395,777	2.680%, 11/01/33(a)	400,643
91,117	2.682%, 08/01/33(a)	97,204
7,165	2.690%, 06/01/19(a)	7,489
313,413	2.696%, 09/01/32(a)	333,388

9,874	2.722%, 04/01/26(a)	9,912
93,943	2.740%, 11/01/33(a)	94,398
16,388	2.755%, 06/01/33(a)	16,508
38,589	2.768%, 12/01/35(a)	39,977
26,862	2.773%, 01/01/18(a)	27,736
11,676	2.779%, 03/01/36(a)	12,031
53,192	2.794%, 05/01/33(a)	56,554
14,870	2.847%, 02/01/26(a)	15,952
70,520	2.885%, 04/01/35(a)	71,518
97,864	2.949%, 05/01/34(a)	104,082
29,226	2.962%, 11/01/36(a)	30,423
502,577	3.000%, 03/01/27	529,402
30,705	3.027%, 08/01/34(a)	32,843
29,910	3.305%, 12/01/19(a)	31,216
12,955	3.463%, 04/01/36(a)	13,868
2,045	3.547%, 08/01/26(a)	2,177
4,674	3.680%, 03/01/25(a)	4,716
149,638	3.963%, 05/01/36(a)	154,722
19,513	3.997%, 07/01/17(a)	20,825
687,776	4.000%, 12/01/41	740,649
116,448	4.000%, 04/01/41	128,223
53,076	4.123%, 02/01/26(a)	57,202
628	4.324%, 05/01/18(a)	634
831,957	4.500%, 12/01/40	911,312
5,232	4.607%, 04/01/29(a)	5,305
751	4.791%, 12/01/26(a)	809
7,555	4.899%, 03/01/27(a)	8,138
11,730	5.000%, 10/01/22(a)	11,794
46,750	6.500%, 07/01/17	48,083
16,362	6.750%, 12/01/16(a)	17,304
1,210	7.365%, 08/01/20(a)	1,224
		19,693,433
Government National Mortgage Association (GNMA): 3.20%
	GNMA
60,964	1.625%, 01/20/29(a)	63,445
17,573	1.625%, 01/20/29(a)	18,331
38,081	1.625%, 10/20/29(a)	39,924
42,069	1.625%, 03/20/29(a)	43,885
46,808	1.625%, 03/20/27(a)	48,828
42,092	1.625%, 02/20/27(a)	43,909
63,907	1.625%, 10/20/27(a)	67,001
48,809	1.625%, 10/20/37(a)	50,760
41,745	1.625%, 03/20/32(a)	43,547
23,365	1.625%, 02/20/32(a)	24,374
65,074	1.625%, 03/20/33(a)	67,883
59,703	1.625%, 12/20/32(a)	62,593
39,760	1.625%, 12/20/29(a)	41,685
54,314	1.625%, 02/20/30(a)	56,659
154,349	1.625%, 02/20/32(a)	160,674
405,151	1.625%, 01/20/32(a)	422,642
4,685	1.625%, 12/20/26(a)	4,912
38,638	1.625%, 03/20/24(a)	40,305
66,635	1.625%, 10/20/25(a)	69,861
40,806	1.625%, 03/20/22(a)	42,568
12,385	1.625%, 01/20/24(a)	12,919
19,843	1.625%, 03/20/24(a)	20,699
98,732	1.625%, 01/20/23(a)	102,994
5,132	1.625%, 02/20/24(a)	5,353
75,987	1.625%, 03/20/34(a)	79,267
40,190	1.625%, 01/20/27(a)	41,925

5,285	1.625%, 03/20/22(a)	5,513
4,324	1.750%, 07/20/27(a)	4,546
258,775	1.750%, 08/20/33(a)	270,636
406,974	1.750%, 09/20/32(a)	427,867
3,566	1.750%, 04/20/22(a)	3,752
8,534	1.750%, 05/20/21(a)	8,977
1,892	1.750%, 06/20/27(a)	1,991
3,499	1.750%, 07/20/27(a)	3,678
3,533	1.750%, 04/20/27(a)	3,716
56,924	2.125%, 10/20/35(a)	59,493
60,007	2.250%, 05/20/34(a)	62,540
10,347	3.000%, 10/20/18(a)	10,861
10,730	3.500%, 01/20/19(a)	11,229
892,232	4.000%, 09/15/41	973,544
32,168	4.000%, 03/20/16(a)	34,029
		3,559,315
	Total Agency Pass-Through Securities (Cost $34,429,743)	34,779,073
ASSET-BACKED SECURITIES: 0.68%
	BMW Vehicle Lease Trust, Series 2012-1, Class A3
500,000	0.750%, 06/20/14	501,351
	Mercedes-Benz Auto Lease Trust, Series 2012-A, Class A2
251,008	0.660%, 07/15/13	251,160
	Total Asset-Backed Securities (Cost $750,960)	752,511
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.51%
	Deutsche Mortgage Securities, Inc., Series 2004-1, Class 1A1
488,223	5.500%, 09/25/33	507,124
	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A2
57,651	5.303%, 02/15/40	57,713
	Total Collateralized Mortgage Obligations (Cost $560,306)	564,837
CORPORATE BONDS: 19.86%
Basic Materials: 0.86%
	BHP Billiton Finance USA, Ltd., Sr. Unsec. Notes
300,000	5.400%, 03/29/17	348,042
	WMC Finance USA, Ltd., Sr. Unsec. Notes
600,000	5.125%, 05/15/13	603,335
		951,377

Communications: 1.94%
	AT&T, Inc., Sr. Unsec. Notes
1,000,000	5.625%, 06/15/16	1,142,695
	NBCUniversal Media Llc, Sr. Unsec. Notes
400,000	2.100%, 04/01/14	405,652
	Verizon New York, Inc., Sr. Unsec. Notes
600,000	7.000%, 05/01/13	603,064
		2,151,411
Consumer Cyclical: 0.48%
	Staples, Inc., Sr. Unsec. Notes
500,000	9.750%, 01/15/14	534,364
Consumer Non-Cyclical: 4.34%
	Amgen, Inc., Sr. Unsec. Notes
500,000	2.500%, 11/15/16	525,186
	Bottling Group Llc, Sr. Unsec. Notes
500,000	5.500%, 04/01/16	568,980
	Cargill, Inc., Sr. Unsec. Notes
500,000	5.000%, 11/15/13(c)	513,294
	Coca-Cola Co., Sr. Unsec. Notes
1,250,000	0.750%, 03/13/15	1,256,983
440,000	7.375%, 03/03/14	466,483
	Colgate-Palmolive Co., Sr. Unsec. Medium-Term Notes
445,000	2.625%, 05/01/17	474,374
	Cornell University, Sr. Unsec. Notes
225,000	4.350%, 02/01/14	232,840
	SABMiller Plc, Sr. Unsec. Notes
500,000	5.500%, 08/15/13(c)	509,123
	WellPoint, Inc., Unsec. Notes
250,000	5.250%, 01/15/16	278,534
		4,825,797
Energy: 1.40%
	Noble Corp./Cayman Islands, Sr. Unsec. Notes
500,000	5.875%, 06/01/13	504,525
	Noble Holding International, Ltd., Sr. Unsec. Notes
500,000	3.450%, 08/01/15	523,964
	Total Capital SA, Sr. Unsec. Notes
500,000	3.125%, 10/02/15	529,464
		1,557,953
Financials: 6.79%
	Berkshire Hathaway Finance Corp., Sr. Unsec. Notes
320,000	2.450%, 12/15/15	335,909
	Branch Banking & Trust Co., Sub. Notes
521,000	0.588%, 05/23/17(a)	512,110
1,250,000	0.600%, 09/13/16(a)	1,237,138
	Caterpillar Financial Services Corp., Sr. Unsec. Medium-Term Notes
400,000	6.200%, 09/30/13	411,220
	Caterpillar Financial Services Corp., Sr. Unsec. Notes
1,500,000	1.050%, 03/26/15	1,515,615

	Danske Bank A/S, Sr. Unsec. Notes
1,000,000	1.355%, 04/14/14(a)(c)	1,005,706
	John Deere Capital Corp., Sr. Unsec. Medium-Term Notes
500,000	1.600%, 03/03/14	505,820
	National Australia Bank, Ltd., Sr. Unsec. Notes
300,000	1.025%, 04/11/14(a)(c)	302,226
	National City Bank, Sub. Notes
500,000	0.651%, 06/07/17(a)	494,792
	Wachovia Bank NA, Sub. Notes
1,250,000	0.610%, 03/15/16(a)	1,235,812
		7,556,348
Industrials: 2.78%
	Honeywell International, Inc., Sr. Unsec. Notes
325,000	5.400%, 03/15/16	368,131
	Thermo Fisher Scientific, Inc., Sr. Unsec. Notes
1,250,000	3.200%, 03/01/16	1,325,884
	United Technologies Corp., Sr. Unsec. Notes
1,350,000	1.800%, 06/01/17	1,394,464
		3,088,479
Telecommunication Services: 0.45%
	AT&T, Inc., Sr. Unsec. Notes
500,000	0.677%, 02/12/16(a)	502,420
Utilities: 0.82%
	Niagara Mohawk Power Corp., Sr. Unsec. Notes
880,000	3.553%, 10/01/14(c)	914,967
	Total Corporate Bonds (Cost $21,871,868)	22,083,116
MUNICIPAL BONDS: 4.89%
	Citizens Property Insurance Corp., Floating Notes, High Risk Sr., Revenue Bonds, Series A3
500,000	1.870%, 06/01/13(a)	501,345
	City of Montgomery, Alabama, General Obligation Taxable Unlimited Warrants, Series B
500,000	1.070%, 04/01/16	503,539
	City of Newport News, Virginia, Taxable Refunding General Obligation Unlimited Bonds, Series A
155,000	5.020%, 01/15/20	170,317
	City of Newport News, Virginia, Taxable Refunding General Obligation Unlimited Bonds, Series B
125,000	0.629%, 07/15/14	125,526
	Georgia Municipal Gas Authority, Taxable, Revenue Bonds, Gas Portfolio III
300,000	1.770%, 10/01/13	301,002
	Lexington School District No. 2 Educational Facilities Corp., Installment Revenue Bonds, Series A
60,000	5.890%, 12/01/13	61,604

	Maine State Housing Authority, Taxable, Revenue Bonds, Series A
550,000	1.190%, 11/15/16	553,504
	New Jersey State Economic Development Authority, Taxable Revenue Bonds (Build America Bonds)
500,000	1.280%, 06/15/13(a)	500,470
	New York City, New York, General Obligation Unlimited Bonds, Series G, SubSeries G-2
500,000	0.550%, 04/01/14	500,940
	Ohio State Water Development Authority Water Pollution Control, Taxable Refunding Revenue Bonds, (Water Quality), Series A
500,000	0.814%, 06/01/15	503,155
	Oklahoma Capital Improvement Authority, State Facilities Revenue Bonds, Higher Education, Series B
50,000	2.026%, 07/01/14	50,939
	Oregon State Local Governments, Taxable, Pension General Obligation, Ltd.
150,000	5.571%, 06/01/14	157,589
	Port of Seattle Washington, Taxable Refunding Revenue Bonds, Intermediate Lien, Series C
500,000	0.883%, 11/01/13	501,625
	University of California, Taxable Revenue Bonds, (National Transmission System), Series AA-2
500,000	0.887%, 07/01/13	500,680
	Wise County, Virginia, Industrial Development Authority Facilities Lease, Taxable Revenue Bonds
500,000	1.700%, 02/01/17	499,260
	Total Municipal Bonds (Cost $5,411,443)	5,431,495
U.S. TREASURY BONDS & NOTES: 18.94%
	U.S. Treasury Notes
4,000,000	0.250%, 05/15/15	3,998,440
2,500,000	0.375%, 06/15/15	2,505,470
5,750,000	2.250%, 01/31/15	5,962,704
5,750,000	2.375%, 02/28/15	5,983,818
2,500,000	2.500%, 03/31/15	2,612,305
	Total U.S. Treasury Bonds & Notes (Cost $21,013,560)	21,062,737
	Total Investments: 76.16% (Cost $84,037,880)	84,673,769
	Net Other Assets and Liabilities: 23.84%	26,508,905	(d)
	Net Assets: 100.00%	$111,182,674

Percentages are stated as a percent of net assets.

(a)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2013.
(b)	Represents a step-up bond. Rate disclosed is as of March 31, 2013.

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $3,245,316, representing 2.92% of net assets.
(d)	Includes cash which is being held as collateral for swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Loss
Credit Suisse	CS Momentum & Volatility Enhanced Return Strategy Custom 15- Total Return	105 Bps	Total Return	04/02/13	$113,042,035	$(544,842)
Total of Total Return Swap Contracts					$113,042,035	$(544,842)

Investment Abbreviations:

Bps - Basis Points

Sr. - Senior

Sub. - Subordinated

Unsec. - Unsecured

Portfolio of Investments (Note 1)

Forward Credit Analysis Long/Short Fund

March 31, 2013 (Unaudited)

Shares		Value (Note 1)
PREFERRED STOCKS: 0.16%
Electric: 0.16%
	Southern California Edison Co.(a)(b)
12,188	4.630%	$1,234,797
	Total Preferred Stocks (Cost $1,198,994)	1,234,797

Principal Amount
CORPORATE BONDS: 1.12%
Consumer Cyclical: 0.00%
	General Motors Corp., Sr. Unsec. Notes
$250,000	7.200%, 01/15/12(c)(d)	0
Financials: 0.52%
	Nationwide Mutual Insurance Co., Sub. Notes
3,000,000	5.810%, 12/15/24(a)(b)(e)	3,022,500
	Penske Truck Leasing Co. Lp (PTL Finance Corp.), Unsec. Notes
1,000,000	3.750%, 05/11/17(e)	1,072,720
		4,095,220
Industrials: 0.60%
	Enterprise Products Operating Llc, Gtd. Notes, Series B
4,000,000	7.034%, 01/15/68(a)(b)	4,644,792
	Total Corporate Bonds (Cost $7,681,410)	8,740,012

MUNICIPAL BONDS: 105.34%
Alaska: 2.09%
	Northern Alaska Tobacco Securitization Corp., Revenue Bonds (Tobacco Settlement Asset Backed), Series A
7,170,000	5.000%, 06/01/32(a)	6,573,241
10,900,000	5.000%, 06/01/46(a)	9,738,605
		16,311,846
Arizona: 0.30%
	Salt Verde, Arizona, Financial Corp., Senior Gas Revenue Bonds
1,555,000	5.000%, 12/01/37	1,742,269
500,000	5.250%, 12/01/20	580,925
		2,323,194
California: 18.91%
	Alameda County Joint Powers Authority, Lease Revenue Bonds (Build America Bonds - Recovery Zone Economic Development), Series 49
5,750,000	7.046%, 12/01/44(a)	7,325,500
	California County Tobacco Securitization Agency, Convertible Asset-Backed Revenue Bonds, (Los Angeles County)
14,590,000	5.600%, 06/01/36	14,255,743
	California Educational Facilities Authority, General Obligation Revenue Bonds (San Francisco University)
500,000	5.000%, 10/01/21	584,290
	California Housing Finance Agency, Revenue Bonds (Alternative Minimum Tax Home Mortgage), Series K
2,800,000	5.500%, 02/01/42	2,900,576
	California State Health Facilities Financing Authority, Revenue Bonds (Catholic Health Care West), Series J
1,425,000	5.625%, 07/01/32(a)	1,538,102
	California State Pollution Control Financing Authority, Revenue Bonds (Refunding Pacific Gas-D-Rmkt)
2,320,000	4.750%, 12/01/23	2,545,226
	California State Pollution Control Financing Authority, Water Furnishing Revenue Bonds
2,000,000	5.000%, 07/01/37	2,091,540
9,000,000	5.000%, 07/01/37(a)	9,336,690
	California State Public Works Board, Lease Revenue Bonds (Various Capital Project), Series A
6,000,000	5.000%, 04/01/37(a)	6,501,360
	California State Public Works Board, Lease Revenue Bonds, (Judicial Council Project), Series A
750,000	5.000%, 03/01/38	814,687
	California State Public Works Board, Revenue Bonds (Build America Bonds), Series G-2
1,800,000	8.361%, 10/01/34(a)	2,434,302
	California State Public Works Board, Revenue Bonds, Series A-1
2,000,000	5.750%, 03/01/30(a)	2,327,380
	California Statewide Communities Development Authority, Revenue Bonds (Kaiser Permanente), Series A
4,750,000	5.000%, 04/01/42	5,214,977

	Golden State Tobacco Securitization Corp., Asset-Backed Revenue Bonds (California Enhanced Tobacco Settlement), Series A
5,510,000	5.000%, 06/01/45	5,749,299
	Golden State Tobacco Securitization Corp., Asset-Backed Revenue Bonds (California Tobacco Settlement), Sr. Series A-1
10,800,000	4.500%, 06/01/27	10,415,412
12,050,000	5.125%, 06/01/47	10,651,357
	Golden State Tobacco Securitization Corp., Asset-Backed Revenue Bonds (California Tobacco Settlement), Sr. Series A-2, VRDN
10,800,000	5.300%, 06/01/37(b)	9,931,248
	Long Beach Bond Finance Authority, Natural Gas Purchase (Libor Index), Series B, VRDN
7,700,000	1.644%, 11/15/27(a)(b)	6,750,744
	Long Beach, California Bond Finance Authority, Revenue Bonds, Series A
1,000,000	5.000%, 11/15/15(a)	1,093,250
	Los Angeles Convention & Exhibit Center Authority, Lease Revenue Bonds, Series A
2,725,000	5.125%, 08/15/22(a)	3,057,341
	Los Angeles Department of Water & Power, Waterworks Revenue Bonds, Series B
6,000,000	5.000%, 07/01/43	6,740,580
	Los Angeles Regional Airports Improvement Corp., Lease Revenue Bonds, Series C, VRDN
2,500,000	7.500%, 12/01/24(b)	2,551,600
	Northern California Gas Authority, No. 1 Revenue Bonds, VRDN
8,800,000	0.926%, 07/01/27(a)(b)	7,539,224
	Northern California Tobacco Securitization Authority, Asset-Backed Revenue Bonds, Series A-1
6,300,000	5.500%, 06/01/45	5,663,826
	Palomar Pomerado, California Health Care District, Certificate Participation Bonds, (Palomar Pamerado Health)
1,500,000	6.000%, 11/01/30	1,667,460
	State of California Municipal Bonds, General Obligation Revenue Bonds (Build America Bonds)
1,925,000	5.250%, 04/01/14(a)	2,016,572
8,170,000	7.550%, 04/01/39(a)	11,802,954
	Tobacco Securitization Authority of Southern California, Tobacco Settlement Revenue Bonds, Series A1-SNR
4,850,000	5.000%, 06/01/37	4,401,327
		147,902,567
Colorado: 0.73%
	Denver City & County, Special Facilities Airport Revenue Bonds (United Airlines Project), Series A
2,365,000	5.250%, 10/01/32	2,415,233
	Denver Colorado Health & Hospital Authority Healthcare, Revenue Bonds, Series B, VRDN
2,885,000	1.292%, 12/01/33(a)(b)	2,658,152
	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds
590,000	5.750%, 11/15/18	669,355
		5,742,740

Connecticut: 1.58%
	Connecticut State Health & Educational Facility Authority, Revenue Bonds (Hartford Heath Care), Series A
5,015,000	5.000%, 07/01/41	5,433,552
	Connecticut State Health & Educational Facility Authority, Revenue Bonds (Stamford Hospital), Series I
5,400,000	5.000%, 07/01/30(a)	5,863,698
	Connecticut State Health & Educational Facility Authority, Revenue Bonds (Yale-New Haven Hospital), Insured Ambac Indemnity Corp., Series J-1
950,000	5.000%, 07/01/26(a)	1,032,203
		12,329,453
Florida: 1.35%
	Broward County Florida, Airport System Revenue Bonds, Series Q-1
5,000,000	5.000%, 10/01/37(a)	5,571,500
	Citizens Property Insurance Corp., Sr. Sec. Revenue Bonds, Series A-1
1,545,000	5.250%, 06/01/17	1,798,210
700,000	6.000%, 06/01/16(a)	807,919
	Hillsborough County Florida Industrial Development Authority, Hospital Revenue Bonds (Tampa General Hospital Project), Series A
2,180,000	5.000%, 10/01/34	2,379,012
		10,556,641
Georgia: 3.87%
	City of Atlanta, Georgia Water & Wastewater Revenue Bonds, Series A
5,710,000	5.500%, 11/01/27(a)	6,865,076
	Municipal Electric Authority of Georgia, Revenue Bonds (Build America Bonds)
6,600,000	6.655%, 04/01/57(a)	7,713,618
	Municipal Electric Authority of Georgia, Revenue Bonds (Build America Bonds, Plant Vogtle Units 3&4 Project), Series P
7,600,000	7.055%, 04/01/57(a)	8,606,012
	Municipal Electric Authority of Georgia, Revenue Bonds, (Build America Bonds, Plant Vogtle Units 3&4 Project), Series J
6,000,000	6.637%, 04/01/57(a)	7,099,800
		30,284,506
Guam: 1.00%
	Guam Government Municipal Bonds, General Obligation Unlimited, Series A
5,000,000	7.000%, 11/15/39(a)	5,577,950
	Guam Government Municipal Bonds, Series A
2,100,000	6.000%, 11/15/19(a)	2,269,680
		7,847,630

Illinois: 0.60%
	Illinois State Finance Authority, Revenue Bonds (North Western Memorial Healthcare)
500,000	5.000%, 08/15/43	553,960
	Railsplitter Tobacco Settlement Authority, Revenue Bonds
675,000	5.000%, 06/01/17	767,016
	State of Illinois, General Obligation Unlimited Bonds (Build America Bonds)
3,000,000	6.630%, 02/01/35	3,375,330
		4,696,306
Indiana: 0.20%
	Indiana Finance Authority Finance Authority, Hospital Revenue Bonds (Parkview Health System)
1,435,000	5.000%, 05/01/29	1,597,586
Iowa: 4.20%
	Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Alcoa, Inc. Project)
1,500,000	4.750%, 08/01/42	1,508,895
	Iowa Tobacco Settlement Authority, Asset-Backed Revenue Bonds (Capital Appreciation), Series B
13,875,000	5.600%, 06/01/34	13,878,885
	Iowa Tobacco Settlement Authority, Asset-Backed Revenue Bonds, Series A
12,560,000	6.500%, 06/01/23	12,540,155
	Iowa Tobacco Settlement Authority, Asset-Backed Revenue Bonds, Series C
5,000,000	5.625%, 06/01/46	4,900,200
		32,828,135
Kentucky: 0.99%
	Kentucky Economic Development Finance Authority, Revenue Bonds (Baptist Healthcare System), Series A
2,675,000	5.375%, 08/15/24(a)	3,051,693
	Kentucky Housing Corp., Housing Revenue Bonds, Series A
1,390,000	4.250%, 07/01/33	1,456,929
	Louisville & Jefferson County, Kentucky, Metropolitan Government Health System Revenue Bonds (Norton Healthcare, Inc.)
3,025,000	5.250%, 10/01/36(a)	3,196,669
		7,705,291
Louisiana: 2.37%
	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, (Westlake Chemical Corp., Project)
3,200,000	6.750%, 11/01/32(a)	3,626,144

	Louisiana Public Facilities Authority, Revenue Bonds (Christus Health), Series A
2,100,000	6.000%, 07/01/29(a)	2,392,068
	Louisiana Public Facilities Authority, Revenue Bonds (Franciscan Missionaries Project)
1,675,000	6.750%, 07/01/39	1,978,895
	Louisiana Public Facilities Authority, Revenue Bonds (Ochsner Clinic Foundation Project)
3,000,000	6.250%, 05/15/31(a)	3,590,130
	Louisiana Public Facilities Authority, Revenue Bonds (Ochsner Clinic Foundation Project), Series A
3,730,000	5.250%, 05/15/38(a)	3,942,909
	Louisiana, Tobacco Settlement Financing Corp., Revenue Bonds (Asset Backed), Series 2001B
3,000,000	5.875%, 05/15/39	3,041,550
		18,571,696
Maine: 1.22%
	Maine State Health & Higher Educational Facilities Authority, Revenue Bonds (Eastern Maine Medical Center Obligation Group)
5,875,000	5.000%, 07/01/43(a)	6,308,223
	Maine State Health & Higher Educational Facilities Authority, Revenue Bonds (Maine General Medical Center)
2,675,000	6.750%, 07/01/36(a)	3,252,104
		9,560,327
Maryland: 0.69%
	Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (University of Maryland Medical Systems), Series A
5,005,000	5.000%, 07/01/43	5,428,573
Massachusetts: 0.51%
	Massachusetts Development Finance Agency, Revenue Bonds (Tufts Medical Center), Series I
3,280,000	6.250%, 01/01/27(a)	3,973,753
Michigan: 0.81%
	Detroit Water & Sewerage Department Sewerage Disposal System, Revenue and Revenue Refunding Sr. Lien Bonds, Series A
2,200,000	5.250%, 07/01/39	2,391,136
	Michigan State Hospital Finance Authority, Revenue Bonds (Henry Ford Health System), Series A
1,225,000	5.250%, 11/15/32(a)	1,300,178
	Michigan State Tobacco Settlement Finance Authority, Sr. Revenue Bonds, Series A
2,850,000	6.000%, 06/01/48	2,661,017
		6,352,331

Mississippi: 0.47%
	Mississippi Development Bank, Revenue Bonds (Magnolia Regional Health Center), Series A
2,990,000	6.500%, 10/01/31(a)	3,663,916
Missouri: 0.13%
	St. Louis, Missouri, Airport Revenue Bonds (Lambert-St. Louis International), Series A-1
850,000	6.625%, 07/01/34(a)	999,864
Nebraska: 2.42%
	Nebraska Central Plains Energy Project, Gas Project Revenue Bonds (Project No.3)
6,450,000	5.000%, 09/01/27	7,236,384
10,500,000	5.000%, 09/01/32(a)	11,699,835
		18,936,219
New Hampshire: 0.33%
	New Hampshire Business Finance Authority, Pollution Control Revenue Bonds (United Illuminating Co.), Series A, VRDN
2,450,000	4.500%, 07/01/27(a)(b)	2,599,279
New Jersey: 4.19%
	New Jersey Economic Development Authority, Revenue Bonds
2,000,000	5.000%, 06/15/20	2,353,460
	New Jersey State Health Care Facilities Financing Authority, Revenue Bonds (Barnabas Health), Series A
2,255,000	5.625%, 07/01/32(a)	2,554,035
	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series B
1,500,000	5.250%, 06/15/24	1,799,145
	New Jersey Tobacco Settlement Financing Corp., Revenue Bonds, Series 1A
13,130,000	4.625%, 06/01/26	12,794,397
5,000,000	4.750%, 06/01/34	4,448,150
9,720,000	5.000%, 06/01/41	8,795,920
		32,745,107
New York: 8.30%
	Albany, New York Industrial Development Agency, Civic Facility Revenue Bonds (St. Peter’s Hospital Project), Series A
1,225,000	5.750%, 11/15/22(a)	1,408,493
	Brooklyn Arena Local Development Corp., Revenue Bonds (Barclays Center Project)
1,000,000	6.000%, 07/15/30(a)	1,196,400
	Erie Tobacco Asset Securitization Corp., Asset-Backed Revenue Bonds (New York Tobacco Settlement), Series E
4,500,000	6.000%, 06/01/28	4,486,275
	Liberty, New York, Development Corp., Revenue Bonds (Goldman Sachs Headquarters, Llc)
3,395,000	5.250%, 10/01/35	3,976,088

	New York City, Industrial Development Agency, Special Facilities Revenue Bonds (American Airlines, Inc. - JFK International Airport), VRDN
6,515,000	7.625%, 08/01/25(b)(f)	7,491,533
4,500,000	7.750%, 08/01/31(b)(f)	5,174,505
7,100,000	8.000%, 08/01/28(a)(b)(f)	8,164,219
	New York City, New York Industrial Development Agency, Revenue Bonds (Queens Baseball Stadium-Pilot Project)
3,000,000	5.000%, 01/01/39	3,054,060
2,295,000	5.000%, 01/01/18(a)	2,442,087
7,100,000	5.000%, 01/01/31	7,346,725
	New York City, New York Municipal Water Finance Authority, Water & Sewer Revenue Bonds, Series EE
750,000	6.011%, 06/15/42(a)	1,004,430
	New York City, New York Municipal Water Finance Authority, Water & Sewer Revenue Bonds, Series FF
10,000,000	4.000%, 06/15/45(a)	10,239,500
	New York State, Liberty Development Corp., Liberty Revenue Bonds (Port Authority Consolidated Bonds), Series 1WTC-2011
4,200,000	5.000%, 12/15/41	4,682,118
	New York Tobacco Settlement Asset Securitization Corp., Revenue Bonds, Series 1
4,195,000	4.750%, 06/01/22	4,231,496
		64,897,929
North Carolina: 1.70%
	Charlotte, North Carolina Special Facilities Revenue Bonds (Charlotte/Douglas International Airport)
2,000,000	5.600%, 07/01/27	2,001,860
	Charlotte, North Carolina, Airport Revenue Bonds, Series A
2,000,000	5.000%, 07/01/41	2,232,860
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Duke University Health Systems), Series A
3,400,000	5.000%, 06/01/42	3,807,932
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Vidant Health), Series A
1,000,000	5.000%, 06/01/36	1,073,640
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (WakeMed Health), Series A
1,000,000	4.125%, 10/01/38	996,090
2,000,000	5.000%, 10/01/31	2,283,960
	North Carolina Municipal Power Agency, No. 1 Revenue Bonds (Catawba Electric), Series A
825,000	5.000%, 01/01/30	918,802
		13,315,144
Ohio: 4.65%
	American Municipal Power-Ohio, Inc., Revenue Bonds (Build America Bonds)
765,000	6.053%, 02/15/43(a)	907,978
	American Municipal Power-Ohio, Inc., Revenue Bonds (Fremont Energy Center Project), Series B
1,250,000	5.000%, 02/15/42	1,359,025

	Buckeye, Ohio Tobacco Settlement Financing Authority, Revenue Bonds (Asset Backed Sr. Turbo), Series A-2
6,285,000	5.875%, 06/01/47	5,661,277
8,925,000	6.000%, 06/01/42	8,064,987
	Buckeye, Ohio Tobacco Settlement Financing Authority, Revenue Bonds (Asset-Backed Sr. Turbo), Series A-2
8,500,000	5.125%, 06/01/24	7,816,005
	Buckeye, Ohio Tobacco Settlement Financing Authority, Revenue Bonds (Capital Appreciation Asset-Backed Sr. Convertible), Series A-3, VRDN
6,000,000	6.250%, 06/01/37(b)	5,630,700
	County of Hancock, Ohio Hospital Revenue Bonds (Blanchard Valley Regional Health Center)
1,500,000	5.750%, 12/01/26(a)	1,738,875
	JobsOhio Beverage System Statewide Liquor Profits, Revenue Bonds, Sr. Lien, Series B
5,000,000	3.985%, 01/01/29	5,170,300
		36,349,147
Oklahoma: 0.63%
	Oklahoma State Development Finance Authority, Revenue Bonds (St. John Health System, Inc.)
4,400,000	5.000%, 02/15/34	4,888,576
Pennsylvania: 2.16%
	Allegheny County Industrial Development Authority, Revenue Bonds (Environmental Improvement)
1,750,000	6.750%, 11/01/24(a)	1,943,585
	Pennsylvania State Turnpike, Commission Turnpike Revenue Bonds, Sub-Series B
2,700,000	5.250%, 06/01/39	2,942,514
	Philadelphia Hospitals & Higher Education Facilities Authority, Revenue Bonds (Temple University Health Systems), Series A
2,600,000	5.625%, 07/01/42	2,860,312
	Philadelphia Hospitals & Higher Education Facilities Authority, Revenue Bonds (Temple University Health Systems), Series B
7,425,000	5.500%, 07/01/26	7,999,472
1,000,000	6.250%, 07/01/23	1,124,320
		16,870,203
Puerto Rico: 19.63%
	Children’s Trust Fund, Asset Backed Revenue Bonds, Series A
12,000,000	0.000%, 05/15/50	957,240
	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Sr. Lien, Series A
11,000,000	5.750%, 07/01/37	10,885,380
9,650,000	6.000%, 07/01/47	9,723,822
10,725,000	6.125%, 07/01/24	11,382,228
	Puerto Rico Commonwealth, General Obligation Revenue Bonds (Public Improvement), Series A
4,000,000	5.500%, 07/01/39	3,875,520

	Puerto Rico Commonwealth, General Obligation Unlimited Bonds (Public Improvement), Series C
2,200,000	6.000%, 07/01/39	2,236,344
	Puerto Rico Commonwealth, General Obligation Unlimited Bonds (Public Improvement), Series A
2,000,000	5.500%, 07/01/32(a)	1,999,820
6,000,000	5.750%, 07/01/28	6,203,640
4,000,000	5.750%, 07/01/41	4,007,400
	Puerto Rico Commonwealth Government Development Bank, Revenue Bonds, Taxable Senior Notes, Series A
5,000,000	4.375%, 02/01/19	4,807,450
	Puerto Rico Commonwealth Highway & Transportation Authority, Transportation Revenue Bonds, Series L
1,550,000	5.250%, 07/01/38(a)	1,468,997
	Puerto Rico Commonwealth Highway & Transportation Authority, Transportation Revenue Bonds, Series N
1,855,000	5.250%, 07/01/39(a)	1,746,687
	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Revenue Bonds, Capital Appreciation Bonds, Series A
4,135,000	0.000%, 07/01/34	1,139,482
	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Revenue Bonds, Insured Ambac Indemnity Corp., Series C
1,800,000	5.500%, 07/01/24(a)	1,870,254
475,000	5.500%, 07/01/25(a)	491,668
	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Revenue Bonds, Series C
1,300,000	5.500%, 07/01/16(a)	1,384,357
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series CCC
6,200,000	5.250%, 07/01/27(a)	6,203,162
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series UU, VRDN
2,900,000	0.906%, 07/01/31(a)(b)	1,991,546
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series VV
2,500,000	5.250%, 07/01/29	2,475,550
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW
1,250,000	5.250%, 07/01/25(a)	1,263,588
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series ZZ
4,000,000	5.250%, 07/01/19	4,338,000
	Puerto Rico Infrastructure Financing Authority, Revenue Bonds (Ports Authority), Series B
1,855,000	5.250%, 12/15/26	1,870,322
	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Capital Appreciation, Series A
17,120,000	0.000%, 07/01/36	4,085,517
	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series B
625,000	5.000%, 07/01/18	650,756

	Puerto Rico Public Buildings Authority, Guaranteed Revenue Bonds (Government Facilities), Insured XL Capital Assurance, Inc., Series H
900,000	5.250%, 07/01/13(a)	907,506
	Puerto Rico Public Buildings Authority, Guaranteed Revenue Bonds (Government Facilities), Sereis S
3,750,000	5.875%, 07/01/39	3,760,012
	Puerto Rico Public Buildings Authority, Guaranteed Revenue Bonds (Government Facilities), Series M-2, VRDN
6,250,000	5.750%, 07/01/34(b)	6,746,062
	Puerto Rico Public Buildings Authority, Guaranteed Revenue Bonds (Government Facilities), Series P
5,800,000	6.125%, 07/01/23	6,190,572
	Puerto Rico Public Buildings Authority, Guaranteed Revenue Bonds (Government Facilities), Series S
4,000,000	6.000%, 07/01/41	4,059,280
	Puerto Rico Public Buildings Authority, Guaranteed Revenue Bonds (Government Facilities), Series U
2,100,000	5.250%, 07/01/42	1,916,124
	Puerto Rico Public Finance Corp., Revenue Bonds (Commonwealth Appropriation), Series B
3,905,000	5.500%, 08/01/31	3,882,390
	Puerto Rico Sales Tax Financing Corp., Prerefunded Sales Tax Revenue Bonds (First Subordinate), Series A
5,000	5.500%, 08/01/28(a)	6,352
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds (Capital Appreciation), Series A
18,000,000	0.000%, 08/01/44	2,974,500
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds (First Subordinate), Series A
11,000,000	5.375%, 08/01/39	11,241,670
10,875,000	5.500%, 08/01/42(a)	11,191,789
6,400,000	5.750%, 08/01/37	6,821,312
5,470,000	6.000%, 08/01/42	5,876,585
	Puerto Rico Sales Tax Financing Corp., Unrefunded Sales Tax Revenue Bonds (First Subordinate), Series A
795,000	5.500%, 08/01/28(a)	859,657
		153,492,541
Tennessee: 1.54%
	Johnson City Health & Educational Facilities Board, First Mortgage Revenue Bonds (Mountain States Health Alliance), Series A
3,290,000	5.500%, 07/01/31(a)	3,522,307
	Johnson City Health & Educational Facilities Board, Hospital Revenue Bonds (Mountain States Health Alliance)
2,000,000	6.000%, 07/01/38	2,335,500
	Sullivan County, Tennessee, Health Educational & Housing Facilities Board, Hospital Revenue Bonds (Wellmont Health System Project), Series C
5,835,000	5.250%, 09/01/36(a)	6,201,029
		12,058,836

Texas: 9.85%
	Brazos River Authority Texas, Pollution Control Revenue Bonds (Refunding Texas Electric Co.-A-Rmkt)
2,000,000	8.250%, 10/01/30	180,000
	Central Texas Regional Mobility Authority, Sr. Lien Revenue Bonds
2,250,000	5.750%, 01/01/31(a)	2,627,235
	Dallas-Fort Worth, Texas International Airport Facilities Improvement Corp., Revenue Bonds (American Airlines, Inc., Project)
8,540,000	5.500%, 11/01/30(f)	9,088,524
	Houston, Texas Airport Systems, Revenue Bonds (Special Facilities Continental Airlines, Inc., Terminal Projects)
3,000,000	6.625%, 07/15/38	3,376,860
	Love Field Airport Modernization Corp., Special Facilities Revenue Bonds (Southwest Airlines Co. Project)
1,100,000	5.000%, 11/01/28	1,228,513
	North Central Texas Health Facility Development Corp., Hospital Revenue Bonds (Children’s Medical Center of Dallas Project)
2,700,000	5.000%, 08/15/32	3,088,206
	North Texas Tollway Authority, Revenue Bonds (Build America Bonds), Sub-Lien, Series B-2
10,950,000	8.910%, 02/01/30(a)	13,293,628
	North Texas Tollway Authority, Revenue Bonds, Sub-Lien, Series A
1,200,000	6.250%, 02/01/23	1,356,792
	State of Texas, Private Activity Bond Surface Transportation Corp., Revenue Bonds (Sr. Lien LBJ Infrastructure Group)
4,250,000	7.000%, 06/30/40	5,127,498
	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue Bonds, Series A
1,500,000	5.000%, 12/15/16	1,683,060
	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue Bonds, Sr. Lien, Series B, VRDN
10,100,000	0.888%, 12/15/26(b)	8,565,406
	Texas Municipal Gas Acquisition & Supply Corp., I, Gas Supply Revenue Bonds, Sr. Lien, Series D
3,945,000	5.625%, 12/15/17	4,393,783
	Texas Municipal Gas Acquisition & Supply Corp., III, Gas Supply Revenue Bonds
7,900,000	5.000%, 12/15/27(a)	8,575,845
2,500,000	5.000%, 12/15/30	2,670,175
4,000,000	5.000%, 12/15/32	4,229,680
	Texas Transportation Commission, Turnpike Systems Revenue Bonds, 1st Tier, Series A
7,000,000	5.000%, 08/15/41	7,530,740
	Trinity River Authority Texas, Pollution Control Revenue Bonds (Texas Electric Co. Project)
525,000	6.250%, 05/01/28(a)	36,750
		77,052,695

Utah: 0.36%
	Utah County, Hospital Revenue Bonds (IHC Health Services, Inc.)
2,500,000	5.000%, 05/15/43	2,781,550
Virgin Islands: 0.35%
	Virgin Islands Public Finance Authority, Revenue Bonds (Sr. Lien/Capital Projects), Series A-1
500,000	5.000%, 10/01/39	524,560
	Virgin Islands Public Finance Authority, Revenue Bonds (Sr. Lien/Manufacturing Federal Loan Notes), Series A
2,000,000	5.000%, 10/01/29(a)	2,190,740
		2,715,300
Virginia: 5.07%
	Chesapeake Virginia Toll Road Transportation System, Sr. Revenue Bonds, Series A
1,000,000	5.000%, 07/15/47	1,055,400
	Route 460 Funding Corp., Toll Road Revenue Bonds (Senior Lien), Series A
9,000,000	5.125%, 07/01/49(a)	9,663,480
	Tobacco Settlement Financing Corp., Revenue Bonds, Sr. Series B-1
2,550,000	5.000%, 06/01/47	2,161,788
	Virginia State Small Business Financing Authority, Revenue Bonds (Sr. Lien Elizabeth River Crossings Opco, Llc Project)
3,300,000	5.250%, 01/01/32	3,536,841
4,000,000	5.500%, 01/01/42	4,305,760
8,000,000	6.000%, 01/01/37(a)	9,159,200
	Virginia State Small Business Financing Authority, Revenue Bonds (Sr. Lien Express Lanes, Llc Project)
9,500,000	5.000%, 01/01/40(a)	9,749,755
		39,632,224
Washington: 0.99%
	Washington State Health Care Facilities Authority, Revenue Bonds (Providence Health & Services), Series A
7,000,000	5.000%, 10/01/42(a)	7,711,200
West Virginia: 0.18%
	County of Pleasants, West Virginia Pollution Control Revenue Bonds (Allegheny Energy Supply Co.), Series F
1,340,000	5.250%, 10/15/37	1,427,087
Wisconsin: 0.97%
	University of Wisconsin Hospitals & Clinics Authority, Revenue Bonds, Series A
800,000	5.000%, 04/01/38	894,024
	Wisconsin State General Fund Annual Appropriation, Revenue Bonds, Series A
3,275,000	5.750%, 05/01/33(a)	3,945,360

	Wisconsin State Health & Educational Facilities Authority, Revenue Bonds (Aurora Health Care, Inc.), Series A
2,455,000	5.625%, 04/15/39(a)	2,734,011
		7,573,395
	Total Municipal Bonds (Cost $798,385,618)	823,722,787
	Total Investments: 106.62% (Cost $807,266,022)	833,697,596
	Net Other Assets and Liabilities: (6.62)%	(51,769,514)
	Net Assets: 100.00%	$781,928,082

Principal Amount		Value (Note 1)
SCHEDULE OF SECURITIES SOLD SHORT
Corporate Bonds
	Citigroup, Inc., Sr. Unsec. Notes
$(2,000,000)	4.500%, 01/14/22	$(2,229,174)
	Ford Motor Credit Co. Llc., Sr. Unsec. Notes
(2,250,000)	5.750%, 02/01/21	(2,558,313)
	Prudential Financial, Inc., Sr. Unsec. Notes, Series Medium-Term Notes
(2,000,000)	4.500%, 11/15/20	(2,252,894)
		(7,040,381)
U.S. Treasury Bonds & Notes
	U.S. Treasury Bonds
(14,400,000)	1.625%, 11/15/22	(14,159,246)
(14,500,000)	2.750%, 08/15/42	(13,485,000)
(10,000,000)	2.750%, 11/15/42	(9,290,630)
(9,000,000)	3.000%, 05/15/42	(8,831,250)
(12,000,000)	3.125%, 11/15/41	(12,097,500)
	U.S. Treasury Notes
(35,000,000)	0.500%, 07/31/17	(34,816,810)
(23,250,000)	2.000%, 11/15/21	(24,000,185)
		(116,680,621)
	Total Securities Sold Short (Proceeds $121,410,663)	$(123,721,002)

Percentages are stated as a percent of net assets.

(a)	Security, or portion of security, is being held as collateral for short sales.
(b)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2013.
(c)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.
(d)	Security in default on interest and principal payments.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $4,095,220, representing 0.52% of net assets.
(f)	Security in default on interest payments. Pending the outcome of the bankruptcy filling. Security deemed to be liquid under the procedures approved by the Fund’s Board of Trustees.

Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees is as follows:

Date of Purchase	Security	Cost	Market Value	% of Net Assets
08/12/08	General Motors Corp., Sr. Unsec. Notes
	7.200%, 01/15/12(c)(d)	$0	$0	0.00%

Investment Abbreviations:

Gtd. - Guaranteed

LIBOR - London Interbank Offered Rate

Sec. - Secured

Sr. - Senior

Sub. - Subordinated

Unsec. - Unsecured

VRDN - Variable Rate Demand Notes

Portfolio of Investments (Note 1)

Forward EM Corporate Debt Fund

March 31, 2013 (Unaudited)

Shares			Value (Note 1)
COMMON STOCKS: 1.40%
Colombia: 1.40%
162,100	Pacific Rubiales Energy Corp.		$3,428,415
	Total Common Stocks (Cost $3,980,292)		3,428,415

Principal Amount		Currency
FOREIGN GOVERNMENT OBLIGATIONS: 5.11%
Argentina: 3.12%
	Provincia de Buenos Aires, Sr. Unsec. Notes
$200,000	10.875%, 01/26/21(a)	USD	140,000
8,471,000	11.750%, 10/05/15(a)	USD	6,946,220
	Republic of Argentina, Sr. Unsec. Notes
40,000,000	0.000%, 12/15/35(b)(c)	ARS	535,864
			7,622,084
Brazil: 1.99%
	Brazil Minas SPE via State of Minas Gerais, Sec. Notes
4,400,000	5.333%, 02/15/28(d)	USD	4,869,172
	Total Foreign Government Obligations (Cost $13,559,048)		12,491,256
ASSET-BACKED SECURITIES: 2.85%
China: 2.85%
	Sealane Trade Finance, Ltd., Series 2011-1X, Class A
200,000	14.438%, 02/12/16(b)	USD	208,732
	Start CLO, Ltd., Series 2010-6A, Class A
5,000,000	16.287%, 04/01/14(b)	USD	5,186,400
	Start CLO, Ltd., Series 2011-7A, Class A
1,500,000	15.311%, 06/09/15(b)(d)	USD	1,578,375
			6,973,507
	Total Asset-Backed Securities (Cost $6,916,988)		6,973,507

CONVERTIBLE CORPORATE BONDS: 1.66%
Indonesia: 1.66%
	Enercoal Resources Pte, Ltd.
4,600,000	9.250%, 08/05/14	USD	4,071,000
	Total Convertible Corporate Bonds (Cost $4,183,916)		4,071,000
CORPORATE BONDS: 84.59%
Argentina: 0.28%
	Empresa Distribuidora Y Comercializadora Norte, Sr. Unsec. Notes
1,425,000	9.750%, 10/25/22(a)	USD	684,000
Azerbaijan: 2.04%
	Azerbaijan Railways, Unsec. Notes
1,750,000	8.250%, 02/18/16	USD	1,903,125
	International Bank of the Republic of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., Unsec. Notes
3,000,000	8.500%, 10/22/13(a)	USD	3,082,500
			4,985,625
Brazil: 3.94%
	Banco BTG Pactual SA, Sr. Unsec. Notes
1,000,000	4.000%, 01/16/20(d)	USD	967,500
	Marfrig Holding Europe BV, Sr. Unsec. Notes
3,250,000	8.375%, 05/09/18(a)	USD	2,949,375
	OSX 3 Leasing BV, Gtd. Notes
4,148,000	9.250%, 03/20/15(d)	USD	4,137,630
	Petrobras International Finance Co., Sr. Unsec. Notes
1,550,000	2.875%, 02/06/15	USD	1,586,143
			9,640,648
Chile: 3.57%
	Automotores Gildemeister SA, Sr. Unsec. Notes
1,300,000	8.250%, 05/24/21(a)	USD	1,452,750
	Banco de Credito e Inversiones, Sr. Unsec. Notes
1,000,000	3.000%, 09/13/17(d)	USD	1,017,284
	Banco Santander Chile, Sub. Notes
2,250,000	5.375%, 12/09/14(a)	USD	2,367,299
	Corp. Nacional del Cobre de Chile, Sr. Unsec. Notes
1,800,000	3.000%, 07/17/22(d)	USD	1,764,371
	GeoPark Latin America, Ltd., Agencia en Chile, First Lien Notes
1,000,000	7.500%, 02/11/20(d)	USD	1,045,000
	Inversiones Alsacia SA, Sec. Notes
1,134,138	8.000%, 08/18/18(a)	USD	1,078,849
			8,725,553

China: 0.97%
	Tencent Holdings, Ltd., Sr. Unsec. Notes
2,270,000	3.375%, 03/05/18(d)	USD	2,372,990
Colombia: 5.10%
	Bancolombia SA, Sub. Notes
2,000,000	5.125%, 09/11/22	USD	2,020,000
	Colombia Telecomunicaciones SA ESP, Sr. Unsec. Notes
2,750,000	5.375%, 09/27/22(d)	USD	2,763,750
	Gruposura Finance, Gtd. Notes
300,000	5.700%, 05/18/21(d)	USD	333,375
	Gruposura Finance, Sr. Unsec. Notes
2,005,000	5.700%, 05/18/21(a)	USD	2,228,056
	Pacific Rubiales Energy Corp., Sr. Unsec. Notes
1,400,000	7.250%, 12/12/21(a)	USD	1,598,100
	Transportadora de Gas Internacional SA ESP, Sr. Unsec. Notes
3,218,000	5.700%, 03/20/22(a)	USD	3,523,710
			12,466,991
Hong Kong: 3.72%
	CFG Investment SAC, Sr. Unsec. Notes
436,000	9.750%, 07/30/19(a)	USD	409,077
	CFG Investment SAC, Unsec. Notes
3,850,000	9.750%, 07/30/19(d)	USD	3,657,500
	Hutchison Whampoa International 11, Ltd., Sr. Unsec. Notes
1,798,000	3.500%, 01/13/17(a)	USD	1,918,697
1,500,000	3.500%, 01/13/17(d)	USD	1,601,261
	Hutchison Whampoa International 12, II Ltd., Sr. Unsec. Notes
1,500,000	2.000%, 11/08/17(d)	USD	1,516,589
			9,103,124
India: 0.40%
	Reliance Industries, Ltd., Sr. Unsec. Notes
1,000,000	5.875%, 12/31/49(d)	USD	981,250
Indonesia: 3.31%
	Berau Capital Resources Pte, Ltd., First Lien Notes
3,996,000	12.500%, 07/08/15(a)	USD	4,295,700
	Gajah Tunggal Tbk PT, Sec. Notes
2,000,000	7.750%, 02/06/18(d)	USD	2,080,000
	Perusahaan Listrik Negara PT, Sr. Unsec. Notes
1,800,000	5.250%, 10/24/42(d)	USD	1,714,500
			8,090,200
Israel: 0.80%
	Teva Pharmaceutical Finance IV Llc, Sr. Unsec. Notes
1,930,000	2.250%, 03/18/20	USD	1,944,382

Jamaica: 0.44%
	Digicel Group, Ltd., Sr. Unsec. Notes
1,000,000	8.250%, 09/30/20(d)	USD	1,065,000
Kazakhstan: 1.05%
	Tristan Oil, Ltd., Sec. Notes
4,536,000	0.000%, 01/01/16(a)	USD	2,562,840
Malaysia: 3.71%
	Special Port Vehicle Sdn Bhd, Asset Backed Bonds, Series 7
9,000,000	5.200%, 07/30/13(e)	MYR	2,843,320
	Special Port Vehicle Sdn Bhd, Asset Backed Bonds, Series 8
21,000,000	5.300%, 07/30/14(e)	MYR	6,235,708
			9,079,028
Mexico: 8.31%
	BBVA Bancomer SA, Sub. Notes
1,850,000	6.750%, 09/30/22(d)	USD	2,118,250
	Cemex Espana Luxembourg, First Lien Notes
1,750,000	9.875%, 04/30/19(a)	USD	2,023,350
	Grupo Elektra SA de CV, Sr. Unsec. Notes
1,216,000	7.250%, 08/06/18(a)	USD	1,275,280
	Grupo Senda Autotransporte SA de CV, Sr. Sec. Notes
4,765,000	10.500%, 10/03/15(a)	USD	4,955,600
	Maxcom Telecomunicaciones SAB de CV, Sr. Sec. Notes, Series B
4,480,000	11.000%, 12/15/14	USD	3,180,800
	Mexichem SAB de CV, Sr. Unsec. Notes
1,800,000	4.875%, 09/19/22(d)	USD	1,912,500
	Petroleos Mexicanos, Sr. Unsec. Notes
2,750,000	4.875%, 01/24/22	USD	3,052,500
1,750,000	5.500%, 06/27/44	USD	1,809,500
			20,327,780
Nigeria: 2.38%
	Access Finance BV, Unsec. Notes
1,400,000	7.250%, 07/25/17(d)	USD	1,488,444
	Sea Trucks Group, Ltd., First Lien Notes
4,300,000	9.000%, 03/26/18(d)	USD	4,343,000
			5,831,444
Peru: 3.87%
	Corp. Lindley SA, Sr. Unsec. Notes
2,000,000	6.750%, 11/23/21(a)	USD	2,313,000
	Gas Natural de Lima y Callao SA, Sr. Unsec. Notes
1,000,000	4.375%, 04/01/23(d)	USD	1,002,500
	Pesquera Exalmar S.A.A., Sr. Unsec. Notes
3,400,000	7.375%, 01/31/20(d)	USD	3,281,000
	Volcan Cia Minera SAA, Sr. Unsec. Notes
2,700,000	5.375%, 02/02/22(a)	USD	2,868,750
			9,465,250

Poland: 1.19%
	PKO Finance AB, Sr. Unsec. Notes
2,800,000	4.630%, 09/26/22(d)	USD	2,911,328
Qatar: 1.52%
	Qtel International Finance, Ltd., Sr. Unsec. Notes
1,000,000	3.250%, 02/21/23(d)	USD	983,750
	Ras Laffan Liquefied Natural Gas Co., Ltd. II, Sec. Notes
2,451,475	5.298%, 09/30/20(a)	USD	2,739,523
			3,723,273
Russia: 17.88%
	Alfa Bank OJSC Via Alfa Bond Issuance Plc, Sr. Unsec. Notes
2,500,000	7.750%, 04/28/21(a)	USD	2,806,250
	Bank of Moscow OJSC Via Kuznetski Capital, Sr. Sec. Notes
300,000	7.335%, 05/13/13(a)	USD	302,580
	Bank of Moscow via BOM Capital PL, Sr. Unsec. Notes
1,000,000	6.699%, 03/11/15(a)	USD	1,062,000
	Eurasian Development Bank, Sr. Unsec. Notes
1,350,000	7.375%, 09/24/14(a)	USD	1,464,750
	EuroChem Mineral & Chemical Co. OJSC via EuroChem GI, Ltd., Sr. Unsec. Notes
1,500,000	5.125%, 12/12/17(d)	USD	1,530,000
	Federal Grid Co., OJSC via Federal Grid Finance, Ltd., Unsec Notes
100,000,000	8.446%, 03/13/19	RUB	3,256,136
	Gazprom Neft OAO Via GPN Capital SA, Sr. Unsec. Notes
2,000,000	4.375%, 09/19/22(d)	USD	1,982,500
	Gazprom OAO Via Gaz Capital SA, Sr. Unsec. Notes
1,000,000	4.950%, 07/19/22(a)	USD	1,045,000
500,000	4.950%, 07/19/22(d)	USD	522,500
2,000,000	8.125%, 07/31/14(a)	USD	2,170,000
	Promsvyazbank OJSC Via PSB Finance SA, Sec. Notes
2,900,000	11.250%, 07/08/16	USD	3,222,625
	RusHydro Finance, Ltd., Sec. Notes
47,000,000	7.875%, 10/28/15	RUB	1,513,533
	Russian Standard Bank Via Russian Standard Finance SA, Sub. Notes
3,000,000	10.750%, 04/10/18(a)	USD	3,258,749
	RZD Capital, Ltd., Sr. Unsec. Notes
2,500,000	5.700%, 04/05/22(a)	USD	2,762,500
	Tinkoff Credit Systems Via TCS Finance, Ltd., Sr. Unsec. Notes
3,000,000	10.750%, 09/18/15	USD	3,225,000
	Tinkoff Credit Systems Via TCS Finance, Ltd., Sub. Notes
2,000,000	14.000%, 06/06/18	USD	2,200,000
	VimpelCom Holdings BV, Sr. Unsec. Notes
850,000	7.504%, 03/01/22(a)	USD	948,005

	VimpelCom Holdings BV. Sr. Unsec. Notes
37,500,000	9.000%, 02/13/18(d)	RUB	1,255,537
	VTB Bank OJSC Via VTB Capital SA, Sr. Unsec. Notes
1,000,000	6.000%, 04/12/17(a)	USD	1,072,500
1,125,000	6.000%, 04/12/17(d)	USD	1,206,563
	Wind Acquisition Holdings Finance SA, 1st Lien PIK Notes
6,609,251	12.250%, 07/15/17(d)	USD	6,898,405
			43,705,133
Saudi Arabia: 0.74%
	Saudi Electricity Global Sukuk Co. 2, Unsec. Notes
1,800,000	5.060%, 04/08/43(d)	USD	1,811,430
Singapore: 1.75%
	Oversea-Chinese Banking Corp. Ltd., Sr. Unsec. Notes
2,150,000	1.625%, 03/13/15(a)	USD	2,187,186
	Singapore Telecommunications, Ltd., Sr. Unsec. Notes
1,025,000	7.375%, 12/01/31(a)	USD	1,456,597
	Temasek Financial I, Ltd., Sr. Unsec. Notes
700,000	3.375%, 07/23/42(d)	USD	634,887
			4,278,670
South Africa: 1.77%
	African Development Bank, Sr. Unsec. Notes
7,250,000	14.000%, 08/25/15	GHS	3,574,933
	Sasol Financing International Plc, Sr. Unsec. Notes
750,000	4.500%, 11/14/22	USD	744,375
			4,319,308
South Korea: 3.98%
	Doosan Infracore Co., Ltd., Sr. Unsec. Notes
1,800,000	3.250%, 10/05/42(b)	USD	1,831,945
	Korea East-West Power Co., Ltd., Sr. Unsec. Notes
1,500,000	2.500%, 07/16/17(d)	USD	1,545,290
	Korea Finance Corp., Sr. Unsec. Notes
1,750,000	2.250%, 08/07/17	USD	1,786,020
	Korea Hydro & Nuclear Power Co., Ltd., Sr. Unsec. Notes
1,800,000	3.000%, 09/19/22(d)	USD	1,775,296
	Lotte Shopping Co. Ltd., Sr. Unsec. Notes
1,700,000	3.375%, 05/09/17(d)	USD	1,784,956
	SK Telecom Co., Ltd., Sr. Unsec. Notes
1,000,000	2.125%, 05/01/18(d)	USD	1,006,333
			9,729,840
Thailand: 0.41%
	Thai Oil Pcl, Sr. Unsec. Notes
1,000,000	3.625%, 01/23/23(d)	USD	1,011,127

Ukraine: 1.41%
	Naftogaz Ukraine, Unsec. Notes
2,000,000	9.500%, 09/30/14	USD	2,062,400
	Ukrlandfarming Plc, Unsec. Notes
1,400,000	10.875%, 03/26/18(d)	USD	1,397,375
			3,459,775
United Arab Emirates: 5.41%
	Dolphin Energy, Ltd., Sec. Notes
1,500,000	5.500%, 12/15/21(d)	USD	1,738,125
	Doric Nimrod Air, 1st Lien Notes
3,025,000	5.125%, 11/30/24(d)	USD	3,251,875
	Dubai Electricity & Water Authority, Sr. Unsec. Notes
2,500,000	7.375%, 10/21/20(a)	USD	3,050,000
	MDC BV, Gtd. Medium-Term Notes
1,750,000	5.750%, 05/06/14(a)	USD	1,839,250
	Millennium Offshore Services Superholdings Llc, Sec. Notes
3,300,000	9.500%, 02/15/18(d)	USD	3,345,375
			13,224,625
United Kingdom: 0.12%
	Tesco Plc, Sr. Unsec. Notes
250,000	5.500%, 11/15/17(d)	USD	292,369
United States: 1.61%
	Continental Airlines 1997-4 Class A Pass Through Trust, Series 974A
2,973,303	6.900%, 07/02/19	USD	3,226,033
	MF Global Holdings, Ltd., Sr. Unsec. Notes
1,000,000	6.250%, 08/08/16(f)	USD	723,058
			3,949,091
Venezuela: 2.91%
	Petroleos de Venezuela SA, Sr. Unsec. Notes
3,663,000	5.000%, 10/28/15	USD	3,397,433
2,500,000	9.000%, 11/17/21(a)	USD	2,381,250
	Sidetur Finance BV, Sr. Unsec. Notes
2,025,000	10.000%, 04/20/16(a)	USD	1,326,375
			7,105,058
	Total Corporate Bonds (Cost $203,894,160)		206,847,132
CREDIT-LINKED NOTES: 1.95%
Nigeria: 1.95%
5,273,300	Nigeria Treasury Bills, Credit-Linked Notes (Standard Bank) 0.000%, 01/27/14	USD	4,774,973
	Total Credit-Linked Notes (Cost $4,725,050)		4,774,973

Total Investments: 97.56% (Cost $237,259,454)	238,586,283
Net Other Assets and Liabilities: 2.44%	5,955,184
Net Assets: 100.00%	$244,541,467

Percentages are stated as a percent of net assets.

(a)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $80,545,668 representing 32.94% of net assets.
(b)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2013.
(c)	Interest only security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $84,496,262, representing 34.55% of net assets.
(e)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.
(f)	Security in default on interest payments. Pending the outcome of the bankruptcy filling. Security deemed to be liquid under the procedures approved by the Fund’s Board of Trustees.

Securities determined to be illiquid under the procedures approved by the Fund’s Board of Trustees is as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets
03/27/12	Special Port Vehicle Sdn Bhd, Asset Backed Bonds, Series 7
	5.200%, 07/30/13(e)	$2,864,076	$2,843,320	1.16%
03/04/13	Special Port Vehicle Sdn Bhd, Asset Backed Bonds, Series 8
	5.300%, 07/30/14(e)	6,308,024	6,235,708	2.55%
		$9,172,100	$9,079,028	3.71%

FORWARD FOREIGN CURRENCY CONTRACTS

Open Forward Foreign Currency Contracts with Unrealized Losses	Purchase/Sale Contract	Contracts to Deliver/Receive	Expiration Date	Settlement Value	Current Value	Unrealized Loss
Ukraine Hryvnia	Sale	26,400,000	04/09/13	$3,000,000	$3,248,660	$(248,660)
Total Open Forward Foreign Currency Contracts with Unrealized Losses						$(248,660)

Investment Abbreviations:

Gtd. - Guaranteed

PIK - Payment in-kind

Sec. - Secured

Sr. - Senior

Sub. - Subordinated

Unsec. - Unsecured

Currency Abbreviations:

ARS - Argentine Peso

GHS - Ghanaian Cedi

MYR - Malaysian Ringgit

RUB - Russian Ruble

USD - U.S. Dollar

Portfolio of Investments (Note 1)

Forward Emerging Markets Fund

March 31, 2013 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 95.19%
Brazil: 3.10%
43,100	BM&F Bovespa SA	$289,857
4,300	Companhia de Bebidas das Americas, Preferred ADR	182,019
		471,876
Chile: 4.34%
7,500	Corpbanca SA, ADR	156,825
13,700	ENTEL Chile SA	289,882
105,600	Vina Concha Y Toro SA	212,936
		659,643
China: 5.43%
2,000	China Petroleum & Chemical Corp., ADR	233,840
461,850	Goodbaby International Holdings, Ltd.	271,307
8,000	Mindray Medical International, Ltd., ADR	319,520
		824,667
Colombia: 0.95%
8,700,000	Bolsa De Valores de Colombia	144,404
Egypt: 0.75%
2,626	Commercial International Bank Egypt SAE	11,819
7,260	Eastern Tobacco	102,438
		114,257
Estonia: 1.13%
48,900	Silvano Fashion Group AS, Class A	172,284
Hong Kong: 9.83%
947,875	China Water Affairs Group, Ltd.	286,956
41,400	First Pacific Co., Ltd., Sponsored ADR	281,520
6,700	Guangdong Investment, Ltd., Unsponsored ADR	296,676
161,000	SJM Holdings, Ltd.	401,953
79,000	YGM Trading, Ltd.	227,966
		1,495,071
Indonesia: 11.17%
77,500	Enseval Putera Megatrading Tbk PT	19,938
419,000	PT AKR Corporindo Tbk	215,591
1,667,793	PT Astra Graphia Tbk	319,228
258,200	PT Bank Mandiri Tbk	265,706
650,000	PT Kalbe Farma Tbk	82,943
1,299,500	PT Media Nusantara Citra Tbk	377,781
123,370	PT Tambang Batubara Bukit Asam Tbk	182,817
5,200	PT Telekomunikasi Indonesia, Sponsored ADR	234,416
		1,698,420

Italy: 2.53%
22,900	Danieli & C. Officine Meccaniche SpA, Unsponsored ADR	384,720
Malaysia: 3.13%
100,000	Eng Kah Corp. Bhd	105,926
198,000	Malaysia Airports Holdings Bhd	370,231
		476,157
Mexico: 1.57%
700	Fomento Economico Mexicano SAB de CV, Sponsored ADR	79,450
49,900	Grupo Bimbo SAB de CV, Series A	158,975
		238,425
Nigeria: 1.30%
1,200,000	Guaranty Trust Bank Plc	197,540
Peru: 2.41%
36,000	Alicorp SA	133,575
1,400	Credicorp, Ltd.	232,470
		366,045
Russia: 2.68%
3,931	Lukoil OAO, Sponsored ADR	253,549
19,700	M Video OJSC	154,542
		408,091
Singapore: 4.72%
17,300	China Yuchai International, Ltd.	276,627
123,000	OSIM International, Ltd.	197,835
68,000	SembCorp Marine, Ltd.	242,867
		717,329
South Africa: 3.35%
10,000	Gold Fields, Ltd., Sponsored ADR	77,500
10,900	Kumba Iron Ore, Ltd., ADR	194,456
10,700	Santam, Ltd.	223,628
2,500	Sibanye Gold, Ltd., Sponsored ADR(a)	14,125
		509,709
South Korea: 1.43%
7,400	Grand Korea Leisure Co., Ltd.	217,823
Sri Lanka: 2.57%
128,876	Commercial Bank of Ceylon Plc, Non-Voting Depository Receipt	98,525
188,724	Hatton National Bank Plc, Non-Voting Depository Receipt	196,243
2,000,000	Piramal Glass Ceylon Plc	96,253
		391,021

Taiwan: 6.29%
24,000	Asustek Computer, Inc.	285,327
226,900	Formosan Rubber Group, Inc.	169,212
166,700	Kinik Co.	301,596
1,468	Mega Financial Holding Co., Ltd.	1,186
10,000	TPK Holding Co., Ltd.	198,646
		955,967
Thailand: 15.08%
100,000	Charoen Pokphand Foods Pcl	112,686
120,400	Charoen Pokphand Foods Pcl, Non-Voting Depository Receipt	135,673
2,431,400	Jasmine International Pcl	543,817
50,231	PTT Exploration & Production Pcl	254,714
96,500	Shin Corp. Pcl, Non-Voting Depository Receipt	261,968
15,000	Siam Commercial Bank Pcl	90,917
33,600	Siam Commercial Bank Pcl, Non-Voting Depository Receipt	203,654
280,700	SNC Former Pcl, Non-Voting Depository Receipt	228,126
213,000	Supalai Pcl, Non-Voting Depository Receipt	151,286
839,800	Thai Tap Water Supply Pcl	309,709
		2,292,550
Turkey: 7.89%
87,800	Anadolu Hayat Emeklilik AS	291,162
55,600	Cimsa Cimento Sanayi VE Tica	342,641
53,500	Tekfen Holding AS	229,459
10,200	Turk Traktor ve Ziraat Makineleri AS	335,434
		1,198,696
Ukraine: 0.95%
8,100	MHP SA, GDR(a)(b)	143,775
United Kingdom: 2.59%
9,300	Bank of Georgia Holdings Plc	217,616
6,800	Standard Chartered Plc	176,011
		393,627
	Total Common Stocks (Cost $12,969,851)	14,472,097
PREFERRED STOCKS: 1.05%
Russia: 1.05%
60,420	Sberbank, Preferred Shares	159,207
	Total Preferred Stocks (Cost $111,619)	159,207
	Total Investments: 96.24% (Cost $13,081,470)	14,631,304
	Net Other Assets and Liabilities: 3.76%	572,086
	Net Assets: 100.00%	$15,203,390

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $143,775 representing 0.95% of net assets.

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Portfolio of Investments (Note 1)

Forward Endurance Long/Short Fund

March 31, 2013 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 96.72%
Consumer Discretionary: 2.68%
5,000	Imax Corp.(a)	$133,650
Energy: 0.75%
500	Schlumberger, Ltd.	37,445
Financials: 4.82%
4,000	American International Group, Inc.(a)	155,280
2,000	GSV Capital Corp.(a)	16,520
400	Visa, Inc., Class A	67,936
		239,736
Industrials: 10.01%
12,500	Hertz Global Holdings, Inc.(a)	278,250
4,000	United Rentals, Inc.(a)	219,880
		498,130
Information Technology: 63.60%(b)
500	Apple, Inc.(c)	221,315
6,500	Autodesk, Inc.(a)(c)	268,060
1,500	Ciena Corp.(a)	24,015
1,400	Cirrus Logic, Inc.(a)	31,850
4,500	eBay, Inc.(a)	243,990
1,200	Equinix, Inc.(a)(c)	259,572
3,000	Facebook, Inc., Class A(a)	76,740
725	Google, Inc., Class A(a)	575,672
1,400	LinkedIn Corp., Class A(a)	246,484
1,250	Marin Software, Inc.(a)	20,537
2,400	Model N, Inc.(a)	47,568
10,100	QUALCOMM, Inc.(c)	676,195
2,250	Ruckus Wireless, Inc.(a)	47,250
2,000	SanDisk Corp.(a)	110,000
7,900	Splunk, Inc.(a)	316,237
		3,165,485
Materials: 14.86%
7,000	Monsanto Co.(c)	739,410
	Total Common Stocks (Cost $4,387,435)	4,813,856

Contracts
OPTIONS PURCHASED: 0.50%
100	CBOE SPX Volatility Index , Expires May 2013, Strike Price $14.00 Call	25,000
	Total Options Purchased (Cost $27,604)	25,000
	Total Investments: 97.22% (Cost $4,415,039)	4,838,856
	Net Other Assets and Liabilities: 2.78%	138,330	(d)
	Net Assets: 100.00%	$4,977,186

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	When sector categorization is categorized by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.
(c)	Security, or portion of security, is being held as collateral for short sales and options written.
(d)	Includes cash which is being held as collateral for short sales and options written.

Shares		Value (Note 1)
SCHEDULE OF SECURITIES SOLD SHORT
Common Stock
(2,400)	Air Products & Chemicals, Inc.	$(209,088)
(3,000)	Constant Contact, Inc.	(38,940)
(3,000)	CyrusOne, Inc.	(68,520)
(3,000)	Fusion-io, Inc.	(49,110)
(1,000)	Gannett Co., Inc.	(21,870)
(1,200)	Informatica Corp.	(41,364)
(4,000)	Intel Corp.	(87,400)
(900)	InterXion Holding NV	(21,798)
(1,000)	Juniper Networks, Inc.	(18,540)
(1,000)	Meredith Corp.	(38,260)
(5,500)	Microsoft Corp.	(157,355)
(3,000)	Oracle Corp.	(97,020)
(400)	Praxair, Inc.	(44,616)
(950)	Rackspace Hosting, Inc.	(47,956)
(2,000)	Teradata Corp.	(117,020)
(1,000)	Texas Instruments, Inc.	(35,480)
(600)	VMware, Inc., Class A	(47,328)
	Total Securities Sold Short (Proceeds $1,158,234)	$(1,141,665)

Contracts		Value (Note 1)
SCHEDULE OF OPTIONS WRITTEN
(100)	CBOE SPX Volatility Index, Expires May 2013, Strike Price $17.00 Call	$(14,800)
	Total Options Written (Proceeds $16,396)	$(14,800)

Investment Abbreviations:

CBOE – Chicago Board Options Exchange

SPX - Standard & Poor’s 500 Index

Portfolio of Investments (Note 1)

Forward Extended MarketPlus Fund

March 31, 2013 (Unaudited)

Shares		Value (Note 1)
EXCHANGE-TRADED FUNDS: 47.52%
81,400	Vanguard Short-Term Corporate Bond ETF	$6,538,048
215,000	Vanguard Short-Term Government Bond ETF	13,093,500
	Total Exchange-Traded Funds (Cost $19,645,917)	19,631,548

Principal Amount
AGENCY PASS-THROUGH SECURITIES: 14.27%
Federal Home Loan Mortgage Corp (FHLMC): 4.23%
	FHLMC
$3,300	1.500%, 12/01/17(a)	3,321
16,955	1.853%, 06/01/20(a)	17,619
26,092	1.997%, 10/01/28(a)	27,662
113,490	2.100%, 08/01/33(a)	119,681
3,906	2.101%, 01/01/26(a)	4,044
85,653	2.165%, 12/01/35(a)	90,153
91,495	2.188%, 02/01/36(a)	97,270
81,709	2.215%, 12/01/35(a)	86,570
3,561	2.249%, 10/01/22(a)	3,811
4,175	2.250%, 11/01/22(a)	4,258
42,408	2.250%, 04/01/18(a)	44,403
12,643	2.254%, 03/01/19(a)	12,950
3,556	2.260%, 09/01/30(a)	3,810
45,642	2.261%, 09/01/28(a)	48,701
13,798	2.265%, 11/01/26(a)	14,528
104,717	2.286%, 07/01/30(a)	111,748
6,351	2.289%, 09/01/27(a)	6,828
5,822	2.313%, 12/01/27(a)	6,216
22,125	2.343%, 02/01/35(a)	23,118
6,831	2.350%, 12/01/27(a)	7,291
7,203	2.366%, 10/01/32(a)	7,300
33,563	2.369%, 11/01/28(a)	35,853
9,755	2.373%, 02/01/32(a)	10,402
11,732	2.375%, 04/01/32(a)	12,057
62,934	2.375%, 08/01/35(a)	66,894
14,379	2.375%, 08/01/32(a)	15,216
93,456	2.376%, 01/01/37(a)	99,832
22,838	2.381%, 07/01/31(a)	24,508
12,629	2.393%, 03/01/33(a)	13,157
33,492	2.397%, 02/01/34(a)	35,795
7,608	2.423%, 10/01/31(a)	7,688
998	2.433%, 03/01/24(a)	1,010
6,039	2.441%, 01/01/24(a)	6,191

19,612	2.443%, 02/01/35(a)	20,073
157,144	2.514%, 03/01/32(a)	168,543
35,657	2.625%, 02/01/33(a)	37,889
16,205	2.659%, 05/01/33(a)	17,109
12,148	2.659%, 01/01/37(a)	12,878
33,911	2.692%, 05/01/36(a)	36,403
12,061	2.733%, 09/01/36(a)	12,939
20,051	2.758%, 06/01/37(a)	21,505
15,122	2.765%, 09/01/30(a)	16,154
10,025	2.824%, 05/01/35(a)	10,585
7,606	2.829%, 02/01/31(a)	8,172
2,152	2.875%, 06/01/19(a)	2,172
46,699	2.888%, 01/01/29(a)	50,098
14,545	3.600%, 06/01/35(a)	14,627
59,276	5.620%, 11/01/30(a)	62,020
	FHLMC, Gold
58,293	1.893%, 07/01/29(a)	61,352
6,157	2.125%, 07/01/19(a)	6,342
33,756	2.250%, 10/01/26(a)	36,159
16,719	2.257%, 01/01/31(a)	16,864
2,750	2.276%, 12/01/22(a)	2,868
2,030	2.280%, 03/01/17(a)	2,043
17,855	2.377%, 09/01/30(a)	19,034
3,566	2.521%, 01/01/28(a)	3,833
28,448	3.744%, 10/01/20(a)	30,427
5,677	5.499%, 08/01/24(a)	6,128
		1,746,102
Federal National Mortgage Association (FNMA): 10.04%
	FNMA
5,095	1.412%, 06/01/21(a)	5,150
29,578	1.567%, 01/01/31(a)	30,696
179,134	1.572%, 06/01/40(a)	186,040
7,297	1.572%, 07/01/40(a)	7,591
54,946	1.572%, 11/01/40(a)	57,001
9,500	1.859%, 12/01/24(a)	9,768
11,354	1.875%, 01/01/20(a)	11,834
23,446	1.889%, 01/01/23(a)	24,667
19,562	1.937%, 03/01/28(a)	20,746
15,676	1.941%, 11/01/33(a)	16,601
9,588	1.946%, 09/01/33(a)	10,049
23,440	1.956%, 08/01/33(a)	24,489
6,993	1.976%, 11/01/33(a)	7,409
10,154	2.008%, 04/01/18(a)	10,719
16,453	2.020%, 05/01/32(a)	17,316
18,106	2.026%, 09/01/27(a)	19,143
181,389	2.035%, 06/01/35(a)	191,824
39,473	2.044%, 01/01/35(a)	41,573
90,292	2.064%, 05/01/29(a)	90,797
166,492	2.091%, 02/01/33(a)	175,013
46,591	2.097%, 02/01/25(a)	49,318
9,826	2.112%, 08/01/29(a)	10,432
53,046	2.125%, 10/01/34(a)	56,161
25,747	2.145%, 01/01/35(a)	27,382
356,727	2.155%, 11/01/35(a)	376,425
71,475	2.167%, 06/01/35(a)	75,711
9,202	2.170%, 04/01/18(a)	9,291
51,092	2.189%, 11/01/35(a)	54,180
83,868	2.193%, 05/01/33(a)	87,553
34,951	2.199%, 10/01/32(a)	37,185
7,502	2.207%, 11/01/17(a)	7,992

60,678	2.232%, 05/01/36(a)	63,472
41,262	2.248%, 05/01/35(a)	43,813
6,617	2.251%, 05/01/32(a)	6,888
20,575	2.267%, 11/01/33(a)	21,908
42,579	2.268%, 04/01/40(a)	45,458
129,565	2.271%, 12/01/34(a)	137,432
47,323	2.272%, 07/01/33(a)	50,589
26,157	2.272%, 04/01/36(a)	27,922
5,140	2.279%, 07/01/29(a)	5,207
102,443	2.285%, 11/01/34(a)	108,329
28,066	2.289%, 03/01/36(a)	29,835
14,706	2.292%, 04/01/36(a)	15,586
51,590	2.308%, 11/01/35(a)	54,581
14,127	2.319%, 06/01/32(a)	15,092
59,016	2.321%, 04/01/36(a)	62,803
32,352	2.327%, 01/01/33(a)	34,150
115,965	2.335%, 07/01/34(a)	121,998
49,148	2.360%, 07/01/33(a)	49,633
48,256	2.363%, 03/01/38(a)	51,362
4,604	2.366%, 05/01/33(a)	4,921
131,620	2.369%, 02/01/37(a)	140,728
39,434	2.375%, 10/01/17(a)	39,658
3,432	2.375%, 09/01/17(a)	3,446
61,557	2.379%, 02/01/35(a)	65,335
90,271	2.394%, 02/01/33(a)	92,678
11,755	2.441%, 10/01/35(a)	12,504
87,447	2.445%, 04/01/34(a)	88,844
76,797	2.460%, 07/01/28(a)	81,575
19,009	2.465%, 09/01/39(a)	20,330
56,347	2.482%, 12/01/32(a)	57,381
16,520	2.487%, 09/01/33(a)	17,725
43,804	2.499%, 01/01/33(a)	46,475
110,430	2.499%, 11/01/34(a)	117,057
13,105	2.512%, 07/01/28(a)	14,046
15,911	2.534%, 12/01/32(a)	16,911
75,111	2.541%, 07/01/35(a)	80,188
64,142	2.581%, 02/01/35(a)	68,584
54,614	2.609%, 01/01/28(a)	58,851
8,879	2.610%, 01/01/25(a)	9,303
13,195	2.623%, 04/01/33(a)	13,942
13,995	2.630%, 12/01/32(a)	14,172
8,380	2.632%, 04/01/33(a)	8,856
34,816	2.676%, 12/01/30(a)	37,515
12,413	2.682%, 07/01/34(a)	13,470
50,705	2.704%, 11/01/34(a)	53,979
41,841	2.720%, 03/01/35(a)	44,609
18,495	2.750%, 03/01/35(a)	19,809
53,220	2.750%, 04/01/32(a)	53,802
29,161	2.760%, 04/01/33(a)	30,997
45,399	2.768%, 12/01/35(a)	47,032
6,237	3.361%, 04/01/33(a)	6,653
3,505	3.873%, 10/01/27(a)	3,520
1,734	4.299%, 02/01/18(a)	1,750
64,021	5.230%, 06/01/17(a)	67,058
		4,149,818
	Total Agency Pass-Through Securities (Cost $5,724,624)	5,895,920

CORPORATE BONDS: 4.64%
Financials: 4.64%
	Bank of America Corp., Sr. Unsec. Notes
2,000,000	0.203%, 03/13/14(a)(b)	1,918,450
	Total Corporate Bonds (Cost $2,000,000)	1,918,450
	Total Investments: 66.43% (Cost $27,370,541)	27,445,918
	Net Other Assets and Liabilities: 33.57%	13,869,275	(c)
	Net Assets: 100.00%	$41,315,193

Percentages are stated as a percent of net assets.

(a)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2013.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,918,450, representing 4.64% of net assets.
(c)	Includes cash which is being held as collateral for swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entry/Obligation	Fund Pays/Receives	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain/(Loss)
Barclays Capital	The Barclays AIMS Alternative Roll Index	100 Bps	Total Return	01/29/14	$8,000,000	$37,872
Barclays Capital	The Barclays TrendSTAR+ Index	65 Bps	Total Return	01/29/14	8,000,000	(44,612)
Credit Suisse	Credit Suisse Tail Risk Overlay Protection Strategy	75 Bps	Total Return	01/29/14	4,000,000	1,476
Goldman Sachs	Russell 3000 Total Return Index	1-month LIBOR plus 29 Bps	Total Return	02/06/14	36,587,068	1,608,086
Goldman Sachs	Russell 3000 Total Return Index	1-month LIBOR plus 34 Bps	Total Return	04/25/13	3,112,224	12,475
Total of Total Return Swap Contracts					$59,699,292	$1,615,297

Investment Abbreviations:

Bps - Basis Points

ETF - Exchange-Traded Fund

LIBOR - London Interbank Offered Rate

Sr. - Senior

Unsec. - Unsecured

Portfolio of Investments (Note 1)

Forward Focus Fund

March 31, 2013 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 57.34%
Consumer Discretionary: 5.52%
3,700	DSW, Inc., Class A	$236,060
4,000	Tiffany & Co.	278,160
		514,220
Consumer Staples: 10.81%
6,000	Casey’s General Stores, Inc.	349,800
5,010	Ingredion, Inc.	362,323
4,000	McCormick & Co., Inc.	294,200
		1,006,323
Financials: 4.80%
30,000	American Equity Investment Life Holding Co.	446,700
Health Care: 7.07%
2,700	Cooper Companies, Inc.	291,276
5,100	Varian Medical Systems, Inc.(a)	367,200
		658,476
Industrials: 9.28%
9,900	Expeditors International of Washington, Inc.	353,529
13,600	Robert Half International, Inc.	510,408
		863,937
Information Technology: 12.22%
17,800	Broadridge Financial Solutions, Inc.	442,151
6,850	MICROS Systems, Inc.(a)	311,744
12,800	Trimble Navigation, Ltd.(a)	383,488
		1,137,383
Materials: 7.64%
5,200	Albemarle Corp.	325,104
4,300	Bemis Co., Inc.	173,548
2,082	Martin Marietta Materials, Inc.	212,406
		711,058
	Total Common Stocks (Cost $4,297,274)	5,338,097
	Total Investments: 57.34% (Cost $4,297,274)	5,338,097
	Net Other Assets and Liabilities: 42.66%	3,972,203
	Net Assets: 100.00%	$9,310,300

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Portfolio of Investments (Note 1)

Forward Frontier Strategy Fund

March 31, 2013 (Unaudited)

Shares		Value (Note 1)
EXCHANGE-TRADED FUNDS: 5.03%
132,000	iShares® MSCI Frontier 100 Index Fund(a)	$3,875,520
	Total Exchange-Traded Funds (Cost $3,837,700)	3,875,520

Principal Amount
AGENCY PASS-THROUGH SECURITIES: 30.79%
Federal Home Loan Bank (FHLB): 2.07%
	FHLB
$100,000	4.750%, 11/14/14	107,287
1,400,000	5.250%, 06/18/14	1,486,840
		1,594,127
Federal Home Loan Mortgage Corp (FHLMC): 11.18%
	FHLMC
500,000	0.450%, 11/24/15	500,822
250,000	0.625%, 03/06/15	251,007
500,000	0.750%, 09/28/15	502,653
250,000	0.850%, 02/24/16	251,176
557,166	0.859%, 03/01/30(b)	573,332
585,900	0.878%, 02/01/30(b)	603,011
396,656	0.946%, 04/01/30(b)	409,788
2,000,000	1.200%, 11/19/18	2,004,707
74,863	2.122%, 08/01/19(b)	79,808
72,388	2.231%, 06/01/30(b)	77,110
27,282	2.258%, 01/01/36(b)	28,875
37,681	2.261%, 09/01/28(b)	40,207
26,597	2.288%, 12/01/30(b)	28,033
22,263	2.349%, 11/01/32(b)	23,726
15,578	2.349%, 05/01/31(b)	16,660
18,855	2.381%, 07/01/31(b)	20,234
220,185	2.396%, 05/01/35(b)	235,011
45,571	2.431%, 02/01/34(b)	48,697
50,007	2.455%, 04/01/32(b)	50,273
4,408	2.497%, 07/01/29(b)	4,678
12,650	2.500%, 08/01/31(b)	12,704
62,975	2.519%, 08/01/17(b)	63,599
36,075	2.525%, 06/01/36(b)	38,226
3,159	2.530%, 03/01/18(b)	3,207
31,851	2.572%, 08/01/37(b)	33,740
42,992	2.590%, 12/01/36(b)	45,863
43,380	2.654%, 08/01/36(b)	43,944

47,586	2.693%, 01/01/37(b)	51,211
15,726	2.757%, 03/01/36(b)	16,813
20,047	2.875%, 04/01/33(b)	21,363
65,435	2.906%, 05/01/33(b)	69,912
34,931	2.906%, 08/01/35(b)	37,354
25,324	2.975%, 06/01/37(b)	26,427
6,197	3.030%, 12/01/18(b)	6,219
16,483	3.033%, 08/01/31(b)	16,726
1,075,948	3.500%, 04/01/32	1,144,947
972,896	3.500%, 10/01/32	1,035,286
177,089	5.683%, 11/01/19(b)	186,080
		8,603,429
Federal National Mortgage Association (FNMA): 13.08%
	FNMA
1,400,000	0.375%, 03/16/15	1,402,578
500,000	0.580%, 02/26/16	500,487
90,698	1.372%, 10/01/44(b)	92,574
281,985	1.372%, 09/01/44(b)	286,772
500,000	1.375%, 11/15/16	515,436
106,916	1.572%, 06/01/40(b)	111,038
40,681	1.875%, 07/01/21(b)	41,409
11,575	1.875%, 01/01/20(b)	12,063
913,811	1.968%, 01/01/34(b)	956,937
82,670	1.989%, 08/01/34(b)	86,752
25,726	2.037%, 11/01/18(b)	27,244
174,064	2.047%, 06/01/34(b)	181,982
135,969	2.139%, 11/01/35(b)	143,140
39,052	2.156%, 03/01/18(b)	39,807
830,699	2.203%, 03/01/36(b)	877,095
38,515	2.210%, 05/01/25(b)	39,099
15,029	2.211%, 08/01/30(b)	16,031
11,851	2.250%, 05/01/18(b)	11,912
2,000,000	2.250%, 03/15/16	2,106,851
54,814	2.319%, 06/01/32(b)	58,556
5,601	2.335%, 02/01/37(b)	5,995
70,008	2.340%, 06/01/29(b)	70,987
39,461	2.386%, 05/01/36(b)	42,079
47,102	2.414%, 01/01/35(b)	50,813
17,842	2.414%, 11/01/29(b)	19,053
122,521	2.445%, 08/01/33(b)	129,991
434,087	2.480%, 05/01/34(b)	462,610
13,639	2.487%, 09/01/33(b)	14,633
17,270	2.625%, 08/01/23(b)	18,530
25,472	2.637%, 10/01/34(b)	27,111
74,157	2.646%, 11/01/33(b)	74,483
35,764	2.685%, 03/01/19(b)	35,904
153,931	2.699%, 07/01/35(b)	164,537
67,296	2.706%, 10/01/33(b)	71,540
73,416	2.740%, 08/01/24(b)	77,551
33,361	2.779%, 03/01/36(b)	34,373
94,683	2.785%, 06/01/34(b)	95,410
30,632	2.809%, 06/01/34(b)	32,814
120,504	2.918%, 10/01/34(b)	129,135
2,260	2.949%, 03/01/15(b)	2,279
845,609	3.000%, 03/01/27	890,743
35,979	3.245%, 08/01/18(b)	37,906
23,201	3.271%, 05/01/19(b)	23,652
54,737	4.103%, 11/01/21(b)	55,051
		10,074,943

Government National Mortgage Association (GNMA): 4.46%
	GNMA
211,284	1.625%, 10/20/33(b)	221,514
407,140	1.750%, 04/20/34(b)	428,312
191,160	1.750%, 05/20/34(b)	201,100
149,346	1.750%, 05/20/36(b)	157,112
70,828	1.750%, 08/20/25(b)	74,463
214,689	1.750%, 05/20/31(b)	225,853
84,344	1.750%, 09/20/21(b)	87,047
59,588	2.000%, 11/20/36(b)	62,239
81,106	2.125%, 01/20/37(b)	84,421
828,727	3.000%, 10/20/26	884,609
919,077	3.500%, 07/20/27	982,360
20,935	4.253%, 10/16/30	20,933
		3,429,963
	Total Agency Pass-Through Securities (Cost $23,492,178)	23,702,462
CORPORATE BONDS: 17.55%
Communications: 0.52%
	Verizon New York, Inc., Sr. Unsec. Notes
400,000	7.000%, 05/01/13	402,043
Consumer Non-Cyclical: 1.08%
	Genzyme Corp., Sr. Unsec. Notes
500,000	3.625%, 06/15/15	533,334
	Quest Diagnostics, Inc., Gtd. Notes
300,000	1.134%, 03/24/14(b)	301,552
		834,886
Energy: 1.69%
	Dominion Resources, Inc., Sr. Unsec. Notes
345,000	1.950%, 08/15/16	356,101
	Noble Holding International, Ltd., Sr. Unsec. Notes
500,000	3.450%, 08/01/15	523,964
	Total Capital SA, Sr. Unsec. Notes
400,000	3.125%, 10/02/15	423,572
		1,303,637
Financials: 8.49%
	Caterpillar Financial Services Corp., Sr. Unsec. Notes
500,000	2.050%, 08/01/16	519,208
	Fifth Third Bank, Sr. Unsec. Notes
690,000	0.400%, 05/17/13(b)	690,010
	ING Bank NV, Sr. Notes
1,500,000	1.623%, 10/18/13(b)(c)	1,509,053
	Merrill Lynch & Co. Inc., Sr. Unsec. Medium-Term Notes
1,450,000	0.764%, 01/15/15(b)	1,442,047
	MetLife Institutional Funding II, Sec. Notes
650,000	1.205%, 04/04/14(b)(c)	655,459
	National Australia Bank, Ltd., Sr. Unsec. Notes
1,700,000	1.025%, 04/11/14(b)(c)	1,712,614
		6,528,391

Industrials: 1.96%
	Emerson Electric Co., Sr. Unsec. Notes
100,000	5.000%, 12/15/14	107,393
	United Technologies Corp., Sr. Unsec. Notes
1,350,000	1.800%, 06/01/17	1,394,463
		1,501,856
Technology: 1.68%
	Dell, Inc., Sr. Unsec. Notes
1,300,000	0.908%, 04/01/14(b)	1,295,177
Telecommunication Services: 2.13%
	AT&T, Inc., Sr. Unsec. Notes
500,000	0.677%, 02/12/16(b)	502,419
1,000,000	5.625%, 06/15/16	1,142,695
		1,645,114
	Total Corporate Bonds (Cost $13,461,183)	13,511,104
MUNICIPAL BONDS: 4.24%
	City of Montgomery, Alabama, General Obligation Taxable Unlimited Warrants, Series B
500,000	1.070%, 04/01/16	503,540
	Georgia Municipal Gas Authority, Taxable, Revenue Bonds, Gas Portfolio III
300,000	1.770%, 10/01/13	301,002
	Maine State Housing Authority, Taxable, Revenue Bonds, Series A
500,000	1.190%, 11/15/16	503,185
	New Jersey State Economic Development Authority, Taxable Revenue Bonds (Build America Bonds)
500,000	1.280%, 06/15/13(b)	500,470
	State of California, Taxable Various Purpose General Obligation Unlimited Bonds
500,000	1.050%, 02/01/16	502,505
	Virginia State Housing Development Authority, Taxable Revenue Bonds, Series B
455,000	2.000%, 04/01/19	457,307
	Wise County, Virginia, Industrial Development Authority Facilities Lease, Taxable Revenue Bonds
500,000	1.700%, 02/01/17	499,260
	Total Municipal Bonds (Cost $3,254,739)	3,267,269

U.S. TREASURY BONDS & NOTES: 15.54%
	U.S. Treasury Notes
3,750,000	0.250%, 05/15/15	3,748,538
3,000,000	0.375%, 06/15/15	3,006,564
2,500,000	2.375%, 02/28/15	2,601,660
2,500,000	2.500%, 03/31/15	2,612,305
		11,969,067
	Total U.S. Treasury Bonds & Notes (Cost $11,959,117)	11,969,067
	Total Investments: 73.15% (Cost $56,004,917)	56,325,422
	Net Other Assets and Liabilities: 26.85%	20,675,340	(d)
	Net Assets: 100.00%	$77,000,762

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2013.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $3,877,126, representing 5.04% of net assets.
(d)	Includes cash which is being held as collateral for swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain/(Loss)
Barclays Capital	MSCI Frontier Net Return USD	3-month LIBOR plus 110 Bps	Total Return	12/23/13	$10,000,000	$683,100
Barclays Capital	MSCI Frontier Net Return USD	3-month LIBOR plus 110 Bps	Total Return	04/01/13	15,000,000	1,167,088
Goldman Sachs	MSCI FM Daily Net Total Return Index	3-month LIBOR plus 110 Bps	Total Return	04/01/13	1,999,922	(6,619)
Goldman Sachs	MSCI FM Daily Net Total Return Index	1-month LIBOR plus 103 Bps	Total Return	04/25/13	1,999,874	(12,328)
Goldman Sachs	MSCI FM Daily Net Total Return Index	1-month LIBOR plus 120 Bps	Total Return	04/30/13	20,198,031	2,506,892
Goldman Sachs	MSCI FM Daily Net Total Return Index	1-month LIBOR plus 120 Bps	Total Return	04/30/13	20,081,008	(8,217)
Total of Total Return Swap Contracts					$69,278,835	$4,329,916

Investment Abbreviations:

Bps - Basis Points

Gtd. - Guaranteed

LIBOR - London Interbank Offered Rate

MSCI - Morgan Stanley Capital International

Sec. - Secured

Sr. - Senior

Unsec. - Unsecured

Portfolio of Investments (Note 1)

Forward Global Credit Long/Short Fund

March 31, 2013 (Unaudited)

			Value
Shares			(Note 1)
COMMON STOCKS: 4.09%
Colombia: 4.09%
16,100	Pacific Rubiales Energy Corp.		$340,515
	Total Common Stocks (Cost $394,800)		340,515

Principal
Amount		Currency
FOREIGN GOVERNMENT OBLIGATIONS: 8.57%
Argentina: 5.91%
	Provincia de Buenos Aires, Sr. Unsec. Notes
$100,000	10.875%, 01/26/21(a)	USD	70,000
450,000	11.750%, 10/05/15(b)	USD	369,000
	Republic of Argentina, Sr. Unsec. Notes
4,000,000	0.000%, 12/15/35(c)(d)	ARS	53,586
			492,586
Brazil: 2.66%
	Brazil Minas SPE via State of Minas Gerais, Sec. Notes
200,000	5.333%, 02/15/28(a)	USD	221,326
	Total Foreign Government Obligations (Cost $795,977)		713,912
ASSET-BACKED SECURITIES: 6.29%
China: 6.29%
	Sealane Trade Finance, Ltd., Series 2011-1X, Class A
300,000	14.438%, 02/12/16(c)	USD	313,098
	Start CLO, Ltd., 2011-7A, Class A
200,000	15.311%, 06/09/15(a)(c)	USD	210,450
			523,548
	Total Asset-Backed Securities (Cost $496,745)		523,548

CONVERTIBLE CORPORATE BONDS: 4.25%
Indonesia: 4.25%
	Enercoal Resources Pte, Ltd.
400,000	9.250%, 08/05/14	USD	354,000
	Total Convertible Corporate Bonds (Cost $366,210)		354,000
CORPORATE BONDS: 52.45%
Argentina: 1.56%
	Empresa Distribuidora Y Comercializadora Norte, Sr. Unsec. Notes
270,000	9.750%, 10/25/22(b)	USD	129,600
Brazil: 3.84%
	Marfrig Holding Europe BV, Sr. Unsec. Notes
200,000	8.375%, 05/09/18(b)	USD	181,500
	Sifco SA, Unsec. Notes
200,000	11.500%, 06/06/16(b)	USD	138,500
			320,000
Chile: 1.49%
	Inversiones Alsacia SA, Sec. Notes
130,862	8.000%, 08/18/18(b)	USD	124,483
Hong Kong: 2.28%
	CFG Investment SAC, Unsec. Notes
200,000	9.750%, 07/30/19(a)	USD	190,000
Indonesia: 1.29%
	Berau Capital Resources Pte, Ltd., First Lien Notes
100,000	12.500%, 07/08/15(a)	USD	107,500
Kazakhstan: 4.42%
	Tristan Oil, Ltd., Sec. Notes
652,000	0.000%, 01/01/16(b)	USD	368,380
Malaysia: 7.36%
	Special Port Vehicle Sdn Bhd, Asset Backed Bonds, Series 7
1,000,000	5.200%, 07/30/13(e)	MYR	315,925
	Special Port Vehicle Sdn Bhd, Asset Backed Bonds, Series 8
1,000,000	5.300%, 07/30/14(e)	MYR	296,938
			612,863
Mexico: 2.98%
	Maxcom Telecomunicaciones SAB de CV, Sr. Sec. Notes, Series B
350,000	11.000%, 12/15/14	USD	248,500

Nigeria: 3.64%
	Sea Trucks Group, Ltd., First Lien Notes
300,000	9.000%, 03/26/18(a)	USD	303,000
Russia: 9.03%
	VimpelCom Holdings BV. Sr. Unsec. Notes
5,000,000	9.000%, 02/13/18(a)	RUB	167,405
	Wind Acquisition Holdings Finance SA, 1st Lien PIK Notes
559,188	12.250%, 07/15/17(a)	USD	583,651
			751,056
South Africa: 2.96%
	African Development Bank, Sr. Unsec. Notes
500,000	14.000%, 08/25/15	GHS	246,547
Ukraine: 2.40%
	Ukrlandfarming Plc, Unsec. Notes
200,000	10.875%, 03/26/18(a)	USD	199,625
United Arab Emirates: 3.65%
	Millennium Offshore Services Superholdings Llc, Sec. Notes
300,000	9.500%, 02/15/18(a)	USD	304,125
United States: 2.60%
	MF Global Holdings, Ltd., Sr. Unsec. Notes
300,000	6.250%, 08/08/16(f)	USD	216,917
Venezuela: 2.95%
	Sidetur Finance BV, Sr. Unsec. Notes
375,000	10.000%, 04/20/16(b)	USD	245,625
	Total Corporate Bonds (Cost $4,520,869)		4,368,221
CREDIT-LINKED NOTES: 4.32%
Nigeria: 4.32%
397,000	Nigeria Treasury Bills, Credit-Linked Notes (Standard Bank) 0.000%, 01/27/14	USD	359,484
	Total Credit-Linked Notes (Cost $355,725)		359,484
	Total Investments: 79.97% (Cost $6,930,326)		6,659,680
	Net Other Assets and Liabilities: 20.03%		1,668,010	(g)
	Net Assets: 100.00%		$8,327,690

Percentages are stated as a percent of net assets.

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold or purchased in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of the long securities was $2,357,082 and the short securities was $(325,000), representing 28.30% and (3.90) %, respectively, of net assets.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $1,557,088 representing 18.70% of net assets.
(c)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2013.
(d)	Interest only security.
(e)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.
(f)	Security in default on interest payments. Pending the outcome of the bankruptcy filling. Security deemed to be liquid under the procedures approved by the Fund’s Board of Trustees.
(g)	Includes cash which is being held as collateral for credit default swap contracts.

			Value
Shares			(Note 1)
		Currency
SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCKS
Brazil
(90,000)	Centrais Eletricas Brasileiras SA, ADR	USD	$(307,800)

Principal Amount
CORPORATE BONDS
Brazil
$(260,000)	Minerva Luxembourg SA, Sr. Unsec. Notes 12.250%, 02/10/22(a)	USD	(325,000)
	Total Securities Sold Short (Proceeds $614,728)		$(632,800)

CREDIT DEFAULT SWAP CONTRACTS ON CORPORATE AND SOVEREIGN OBLIGATION ISSUES - BUY PROTECTION(h)

				Implied Credit				Unrealized
		Fixed Deal	Maturity	Spread at March	Notional	Market	Upfront Premiums	Appreciation/
Reference Entity	Counterparty	(Pay) Rate	Date	31, 2013(i)	Amount(j)	Value	Paid	(Depreciation)
State of Israel	BNP Paribas	(1.000%)	06/20/17	1.060%	$1,000,000	$2,641	$45,878	$(43,238)
Markit Itrx Corp	Credit Suisse	(1.000%)	06/20/18	2.430%	1,500,000	102,991	100,648	2,344
Total Credit Default Swap Contracts						$105,632	$146,526	$(40,894)

(h)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(i)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, U.S. municipal issues, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(j)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Securities determined to be illiquid under the procedures approved by the Fund’s Board of Trustees is as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets
03/27/12	Special Port Vehicle Sdn Bhd, Asset Backed Bonds, Series 7
	5.200%, 07/30/13(e)	$318,231	$315,925	3.79%
03/04/13	Special Port Vehicle Sdn Bhd, Asset Backed Bonds, Series 8
	5.300%, 07/30/14(e)	300,382	296,938	3.57%
		$618,613	$612,863	7.36%

FORWARD FOREIGN CURRENCY CONTRACTS

Open Forward Foreign Currency Contracts with Unrealized Losses	Purchase/Sale Contract	Contracts to Deliver/Receive	Expiration Date	Settlement Value	Current Value	Unrealized Loss
Ukrakine Hyrvnia	Sale	7,040,000	04/09/13	$800,000	$866,309	$(66,309)
Total Open Forward Foreign Currency Contract with Unrealized Losses						$(66,309)

Investment Abbreviations:

ADR - American Depositary Receipt

PIK - Payment in-kind

Sec. - Secured

Sr. - Senior

Unsec. - Unsecured

Currency Abbreviations:

ARS - Argentinian Pesos

GHS - Ghanaian Cedi

MYR - Malaysian Ringgit

RUB - Russian Ruble

USD - U.S. Dollar

Portfolio of Investments (Note 1)

Forward Global Dividend Fund

March 31, 2013 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 90.27%
Brazil: 0.96%
31,000	BM&F Bovespa SA	$208,482
China: 2.56%
436,000	Goodbaby International Holdings, Ltd.	256,122
7,500	Mindray Medical International, Ltd., ADR	299,550
		555,672
France: 2.78%
4,000	Danone SA	278,316
1,900	LVMH Moet Hennessy Louis Vuitton SA	326,116
		604,432
Germany: 1.52%
3,200	Bayer AG, Sponsored ADR	331,360
Hong Kong: 7.52%
132,000	BOC Hong Kong Holdings, Ltd.	440,423
9,700	Dairy Farm International Holdings, Ltd.	117,370
768,000	Dorsett Hospitality International, Ltd.	218,651
210,000	First Pacific Co., Ltd.	284,597
428,000	Guangdong Investment, Ltd.	376,031
80,000	SJM Holdings, Ltd.	199,728
		1,636,800
Indonesia: 3.78%
322,000	Bank Mandiri Persero Tbk PT	331,361
1,181,500	PT Astra Graphia Tbk	226,148
912,000	PT Media Nusantara Citra Tbk	265,130
		822,639
Ireland: 1.99%
5,400	WPP Group Plc, Sponsored ADR	432,649
Italy: 3.40%
25,000	Danieli & C Officine Meccaniche SpA	414,999
13,750	Lottomatica Group SpA	323,075
		738,074
Japan: 5.15%
229	Accordia Golf Co., Ltd.	222,590
6,000	Japan Tobacco, Inc.	191,533
17,500	Kuraray Co., Ltd.	245,578
3,000	Lawson, Inc.	230,095
5,000	Santen Pharmaceutical Co., Ltd.	231,317
		1,121,113

Mexico: 0.89%
1,700	Fomento Economico Mexicano SAB de CV, Sponsored ADR	192,950
Netherlands: 2.40%
3,424	Nutreco NV	314,213
3,190	Royal Dutch Shell Plc, ADR	207,860
		522,073
Peru: 1.15%
1,500	Credicorp, Ltd.	249,075
Russia: 0.61%
4,800	Mail.ru Group, Ltd., GDR(a)	133,114
South Africa: 0.90%
21,300	Gold Fields, Ltd., Sponsored ADR	165,075
5,325	Sibanye Gold, Ltd., Sponsored ADR(b)	30,086
		195,161
Switzerland: 3.70%
2,600	Novartis AG, ADR	185,224
7,400	Syngenta AG, ADR	619,750
		804,974
Thailand: 5.40%
3,500,000	Jasmine International Pcl	782,824
65,000	Siam Commercial Bank Pcl	393,974
		1,176,798
Turkey: 0.98%
35,700	Netas Telekomunikasyon AS	214,086
United Kingdom: 5.83%
5,000	Ensco Plc, Class A	300,000
15,000	Scottish & Southern Energy Plc	338,231
12,500	Standard Chartered Plc	323,549
7,200	Unilever Plc, Sponsored ADR	304,128
		1,265,908
United States: 38.75%
4,760	3M Co.	506,036
7,360	Automatic Data Processing, Inc.	478,547
1,775	AvalonBay Communities, Inc.	224,839
1,685	BlackRock, Inc.	432,843
5,300	Cardinal Health, Inc.	220,586
3,490	Chevron Corp.	414,682
3,600	CME Group, Inc., Class A	221,004
7,600	Comcast Corp., Class A	319,276
4,730	ConocoPhillips Corp.	284,273
3,300	Eaton Corp. Plc	202,125

1,220	International Business Machines Corp.	260,226
8,430	JPMorgan Chase & Co.	400,088
7,200	KLA-Tencor Corp.	379,728
2,947	McDonald’s Corp.	293,786
6,564	MetLife, Inc.	249,563
3,420	Norfolk Southern Corp.	263,614
7,210	NYSE Euronext, Inc.	278,594
14,760	Pfizer, Inc.	425,973
4,220	Philip Morris International, Inc.	391,237
3,691	Procter & Gamble Co.	284,428
7,460	Qualcomm, Inc.	499,446
6,110	Stanley Black & Decker, Inc.	494,727
5,440	Time Warner, Inc.	313,453
3,550	Wal-Mart Stores, Inc.	265,647
1,100	Watsco, Inc.	92,598
6,100	Williams Cos., Inc.	228,506
		8,425,825
	Total Common Stocks
	(Cost $16,781,600)	19,631,185
CONVERTIBLE PREFERRED STOCKS: 1.39%
United States: 1.39%
12,200	FelCor Lodging Trust, Inc., Series A, 1.950%	302,926
	Total Convertible Preferred Stocks
	(Cost $323,544)	302,926

Principal
Amount
AGENCY PASS-THROUGH SECURITIES: 0.30%
United States: 0.30%
	GNMA
$1,215,325	4.000%, 03/16/22(c)	66,292
	Total Agency Pass-Through Securities
	(Cost $130,296)	66,292
COLLATERALIZED MORTGAGE OBLIGATIONS: 1.73%
United States: 1.73%
	FHLMC, REMICS
750,312	3.000%, 06/15/27(c)(d)	87,925
1,424,596	4.000%, 11/15/28(c)	99,212
875,550	4.500%, 10/15/30(c)	114,048
	FNMA, REMICS
354,836	3.500%, 11/25/20(c)	27,285
186,486	4.000%, 09/25/20(c)	13,586
415,499	4.000%, 10/25/20(c)	33,586
		375,642

Total Collateralized Mortgage Obligations
(Cost $478,021)	375,642
Total Investments: 93.69%
(Cost $17,713,461)	20,376,045
Net Other Assets and Liabilities: 6.31%	1,371,857
Net Assets: 100.00%	$21,747,902

Percentages are stated as a percent of net assets.

(a)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $133,114 representing 0.61% of net assets.
(b)	Non-income producing security.
(c)	Interest only security.
(d)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2013.

Investment Abbreviations:

ADR - American Depositary Receipt

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

GDR - Global Depositary Receipt

GNMA - Government National Mortgage Association

REMICS - Real Estate Mortgage Investment Conduits

Portfolio of Investments (Note 1)

Forward Global Infrastructure Fund

March 31, 2013 (Unaudited)

		Value
Shares		(Note 1)
COMMON STOCKS: 90.87%
Australia: 3.21%
65,000	Monadelphous Group, Ltd.	$1,536,211
1,000,000	NRW Holdings, Ltd.	1,717,891
415,000	Transurban Group	2,756,643
		6,010,745
Austria: 0.88%
24,500	Andritz AG	1,643,760
Brazil: 1.71%
82,500	BM&F Bovespa SA	554,831
175,000	Companhia de Concessoes Rodoviarias	1,787,455
100,000	Ecorodovias Infraestrutura e Logistica SA	858,592
		3,200,878
Canada: 1.30%
62,000	Potash Corp. of Saskatchewan, Inc.	2,433,500
Chile: 1.06%
103,000	Enersis SA, Sponsored ADR	1,981,720
China: 9.27%
1,000	Anhui Expressway Co., Ltd., Class H	511
675,000	China Shenhua Energy Co., Ltd., Class H	2,452,158
2,216,000	CIMC Enric Holdings, Ltd.	2,386,556
595,000	ENN Energy Holdings, Ltd.	3,295,953
2,437,000	Harbin Electric Co., Ltd., Class H	1,980,982
2,207,000	Jiangsu Expressway Co., Ltd.	2,209,118
982,000	Kunlun Energy Co., Ltd.	2,087,330
1,314,000	Shenzhen Expressway Co., Ltd., Class H	492,588
1,635,000	Sichuan Expressway Co., Ltd.	528,673
2,675,000	Sound Global, Ltd.	1,186,157
975,000	Zhejiang Expressway Co., Ltd.	769,947
		17,389,973
France: 6.98%
10,500	Aeroports de Paris	890,613
385,000	Groupe Eurotunnel SA	3,066,695
30,000	Total SA	1,436,510
122,500	Vinci SA	5,518,718
105,000	Vivendi SA	2,168,993
		13,081,529

Germany: 1.24%
27,500	Fraport AG Frankfurt Airport Services Worldwide	1,541,349
7,300	Siemens AG	786,314
		2,327,663
Hong Kong: 6.18%
4,052,229	China Water Affairs Group, Ltd.	1,226,754
2,584,804	COSCO Pacific, Ltd.	3,729,419
1,374,000	First Pacific Co., Ltd.	1,862,079
1,874,000	Guangdong Investment, Ltd.	1,646,454
925,000	SmarTone Telecommunications Holdings, Ltd.	1,525,272
3,050,000	Yuexiu Transport Infrastructure, Ltd.	1,595,223
		11,585,201
Indonesia: 5.33%
4,500,000	Citra Marga Nusaphala Persada Tbk PT	847,440
5,600,000	Perusahaan Gas Negara Persero Tbk PT	3,428,866
1,825,500	Tambang Batubara Bukit Asam Persero Tbk PT	2,705,140
2,650,000	Telekomunikasi Indonesia Persero Tbk PT	2,999,743
		9,981,189
Italy: 3.42%
165,000	Ansaldo STS SpA	1,649,746
50,000	ASTM SpA	584,205
177,500	Danieli & C. Officine Meccaniche SpA	2,946,502
131,274	Societa Iniziative Autostradali Servizi SpA	1,229,242
		6,409,695
Japan: 8.03%
12,000	East Japan Railway Co.	985,393
140,000	Fujitec Co., Ltd.	1,397,992
310,000	Hitachi, Ltd.	1,798,056
285	Inpex Corp.	1,525,894
38,000	Itochu Techno-Solutions Corp.	1,877,091
75,600	KDDI Corp.	3,152,176
92,500	Kurita Water Industries, Ltd.	2,046,821
374,000	Sankyu, Inc.	1,688,532
110,000	Tokyo Gas Co., Ltd.	593,616
		15,065,571
Luxembourg: 0.81%
37,000	Tenaris SA, ADR	1,508,860
Malaysia: 1.65%
1,250,000	Malaysia Airports Holdings Bhd	2,337,316
1,610,000	YTL Power International Bhd	759,115
		3,096,431
Mexico: 1.74%
117,000	America Movil SAB de CV, ADR, Series L	2,452,320
100,000	Promotora Operador Infrastructure SAB de CV	805,573
		3,257,893
Philippines: 0.42%
870,000	Aboitiz Power Corp.	788,777

Poland: 2.09%
320,000	Enea SA	1,459,011
230,000	PGE SA	1,182,131
970,000	Tauron Polska Energia SA	1,274,670
		3,915,812
Singapore: 0.70%
312,000	SembCorp Industries, Ltd.	1,305,502
South Africa: 1.11%
22,000	Kumba Iron Ore, Ltd.	1,177,052
51,000	MTN Group, Ltd.	895,618
		2,072,670
South Korea: 1.21%
5,500	Samsung Engineering Co., Ltd.	632,752
10,100	SK Telecom Co., Ltd.	1,638,549
		2,271,301
Switzerland: 1.11%
71,500	ABB, Ltd.	1,612,572
1,000	Flughafen Zuerich AG	465,343
		2,077,915
Thailand: 2.03%
569,158	PTT Exploration & Production Pcl	2,886,118
22,200	Shin Corp. Pcl	60,266
317,800	Shin Corp. Pcl, Non-Voting Depositary Receipt	862,732
		3,809,116
Turkey: 3.00%
550,000	Enka Insaat ve Sanayi AS	1,702,316
225,000	Netas Telekomunikasyon AS	1,349,279
125,000	TAV Havalimanlari Holding AS(a)	804,869
410,000	Tekfen Holding AS	1,758,470
		5,614,934
United Kingdom: 4.16%
55,000	AMEC Plc	882,500
375,000	Centrica Plc	2,095,141
53,500	Ensco Plc, Class A(b)	3,210,000
71,254	Scottish & Southern Energy Plc	1,606,688
		7,794,329
United States: 22.23%
100,000	AES Corp.	1,257,000
3,700	American Tower Corp.(b)	284,604
13,600	CF Industries Holdings, Inc.	2,589,032
75,000	CSX Corp.	1,847,250
39,500	Eaton Corp. Plc	2,419,375
20,000	Energen Corp.	1,040,200
101,500	Freeport-McMoRan Copper & Gold, Inc.	3,359,650
59,700	KBR, Inc.	1,915,176
175,000	McDermott International, Inc.(a)(b)	1,923,250
30,500	National Fuel Gas Co.	1,871,175
28,500	National Oilwell Varco, Inc.	2,016,375

35,000	Norfolk Southern Corp.	2,697,800
31,000	Oil States International, Inc.(a)	2,528,670
27,000	Parker Hannifin Corp.	2,472,660
148,000	Peabody Energy Corp.	3,130,200
61,500	Schnitzer Steel Industries, Inc., Class A	1,639,590
29,500	Targa Resources Corp.	2,004,820
8,000	Tractor Supply Co.	833,040
155,934	Williams Cos., Inc.(b)	5,841,289
		41,671,156
	Total Common Stocks
	(Cost $157,731,206)	170,296,120
	Total Investments: 90.87%
	(Cost $157,731,206)	170,296,120
	Net Other Assets and Liabilities: 9.13%	17,112,880
	Net Assets: 100.00%	$187,409,000

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security, or portion of security, is being held as collateral for written option contracts. At period end, the aggregate market value of those securities was $6,639,704, representing 3.54% of net assets.

Contracts		Value
		(Note 1)
SCHEDULE OF OPTIONS WRITTEN
(700)	Williams Cos., Inc., Expires April 2013 at $35.00 Call	$(186,200)
	Total Options Written
	(Proceeds $127,878)	$(186,200)

Investment Abbreviations:

ADR - American Depositary Receipt

Portfolio of Investments (Note 1)

Forward High Yield Bond Fund

March 31, 2013 (Unaudited)

Principal		Value
Amount		(Note 1)
CORPORATE BONDS: 93.15%
Basic Materials: 4.30%
	ArcelorMittal, Sr. Unsec. Notes
$1,500,000	6.125%, 06/01/18	$1,622,519
	Cornerstone Chemical Co., Sec. Notes
1,375,000	9.375%, 03/15/18(a)	1,409,375
	Eldorado Gold Corp., Sr. Unsec. Notes
1,650,000	6.125%, 12/15/20(a)	1,720,125
	Longview Fibre Paper & Packaging, Inc., Sr. Sec. Notes
1,360,000	8.000%, 06/01/16(a)	1,428,000
		6,180,019
Communications: 12.73%
	Cablevision Systems Corp., Sr. Unsec. Notes
1,500,000	7.750%, 04/15/18	1,689,375
	CCO Holdings Llc/CCO Holdings Capital Corp., Sr. Unsec. Notes
1,525,000	5.750%, 09/01/23(a)	1,536,438
	CenturyLink, Inc., Sr. Unsec. Notes, Series V
1,740,000	5.625%, 04/01/20	1,782,628
	Cogent Communications Group, Inc., Sr. Sec. Notes
1,500,000	8.375%, 02/15/18(a)	1,668,750
	Digicel, Ltd., Sr. Unsec. Notes
1,650,000	6.000%, 04/15/21(a)	1,645,875
	Gray Television, Inc., Sr. Unsec. Notes
1,575,000	7.500%, 10/01/20	1,689,188
	GXS Worldwide, Inc., Sr. Sec. Notes
1,500,000	9.750%, 06/15/15	1,561,875
	Level 3 Financing, Inc., Sr. Unsec. Notes
1,500,000	8.125%, 07/01/19	1,657,500
	Nara Cable Funding, Ltd., 1st Lien Notes
1,800,000	8.875%, 12/01/18(a)	1,867,499
	Sinclair Television Group, Inc., Sr. Unsec. Notes
1,575,000	5.375%, 04/01/21(a)	1,571,063
	Windstream Corp., Sr. Unsec. Notes
1,500,000	7.500%, 06/01/22	1,612,500
		18,282,691

Consumer Cyclical: 16.49%
	Air Canada, Sr. Unsec. Notes
1,600,000	12.000%, 02/01/16(a)	1,758,000
	Ashton Woods USA Llc/Ashton Woods Finance Co., Sr. Unsec. Notes
1,590,000	6.875%, 02/15/21(a)	1,617,825
	Express Llc/Express Finance Corp., Sr. Unsec. Notes
1,250,000	8.750%, 03/01/18	1,368,750
	Fiesta Restaurant Group, Inc., 2nd Lien Notes
1,500,000	8.875%, 08/15/16	1,635,000
	KB Home, Sr. Unsec. Notes
1,425,000	9.100%, 09/15/17	1,681,500
	Landry’s Holdings II, Inc., Sr. Unsec. Notes
1,750,000	10.250%, 01/01/18(a)	1,841,875
	Lennar Corp., Sr. Unsec. Notes
1,500,000	4.125%, 12/01/18(a)	1,503,750
	MGM Resorts International, Sr. Unsec. Notes
1,425,000	6.625%, 12/15/21	1,496,250
	Pantry, Inc., Sr. Unsec. Notes
1,500,000	8.375%, 08/01/20(a)	1,616,250
	Penske Automotive Group, Inc., Sr. Sub. Notes
1,740,000	5.750%, 10/01/22(a)	1,822,650
	Quiksilver, Inc., Sr. Unsec. Notes
2,000,000	6.875%, 04/15/15	2,000,000
	Rite Aid Corp., Sr. Unsec. Notes
1,600,000	9.250%, 03/15/20	1,814,000
	Tops Holding Corp./Tops Markets Llc, Sec. Notes
1,600,000	8.875%, 12/15/17(a)	1,764,000
	Wynn Las Vegas Llc/Wynn Las Vegas Capital Corp., Sec. Notes
1,675,000	5.375%, 03/15/22	1,765,031
		23,684,881
Consumer Non-Cyclical: 18.09%
	Beverages & More, Inc., Sr. Sec. Notes
1,300,000	9.625%, 10/01/14(a)	1,345,500
	Bumble Bee Acquisition Corp., First Lien Notes
1,604,000	9.000%, 12/15/17(a)	1,772,420

	C&S Group Enterprises Llc, Notes
1,750,000	8.375%, 05/01/17(a)	1,872,499
	Capella Healthcare, Inc., Sr. Unsec. Notes
1,500,000	9.250%, 07/01/17	1,631,250
	DaVita HealthCare Partners, Inc., Sr. Unsec. Notes
1,500,000	5.750%, 08/15/22	1,565,625
	Fresenius Medical Care US Finance II, Inc., Sr. Unsec. Notes
1,500,000	5.625%, 07/31/19(a)	1,653,749
	Harmony Foods Corp., Sr. Sec. Notes
1,250,000	10.000%, 05/01/16(a)	1,353,125
	HCA Holdings, Inc., Sr. Unsec. Notes
1,390,000	7.750%, 05/15/21	1,551,588
	HealthSouth Corp., Gtd. Notes
1,300,000	7.750%, 09/15/22	1,420,250
	HealthSouth Corp., Sr. Unsec. Notes
450,000	7.250%, 10/01/18	487,125
	Pinnacle Foods Finance Llc, Sr. Unsec. Notes
1,500,000	8.250%, 09/01/17	1,619,063
	Prospect Medical Holdings, Inc., Sec. Notes
1,500,000	8.375%, 05/01/19(a)	1,605,000
	Reynolds Group Issuer, Inc./Reynolds Group Issuer Llc/Reynolds Group Issuer Lu, 1st Lien Notes
1,750,000	5.750%, 10/15/20	1,787,188
	Sunstate Equipment Co. Llc/Sunstate Equipment Co., Inc., Sec. PIK Notes
1,575,000	12.000%, 06/15/16(a)	1,777,781
	Tenet Healthcare Corp., Sr. Unsec. Notes
1,250,000	8.000%, 08/01/20	1,382,813
	Wells Enterprises, Inc., Sec. Notes
1,500,000	6.750%, 02/01/20(a)	1,586,250
	YCC Holdings Llc/Yankee Finance, Inc., Sr. Unsec. PIK Notes
1,500,000	10.250%, 02/15/16	1,554,375
		25,965,601
Energy: 16.24%
	Atlas Energy Holdings Operating Co. Llc/Atlas Resource Finance Corp., Sr. Unsec. Notes
1,425,000	7.750%, 01/15/21(a)	1,370,672
	Chaparral Energy, Inc., Sr. Unsec. Notes
500,000	7.625%, 11/15/22(a)	543,750
1,000,000	7.625%, 11/15/22	1,097,500

	Continental Resources, Inc., Sr. Unsec. Notes
1,600,000	5.000%, 09/15/22	1,708,000
	EPE Holdings Llc/EP Energy Bond Co., Inc., Sr. Unsec. PIK Notes
2,000,000	8.125%, 12/15/17(a)	2,104,999
	Frontier Oil Corp., Sr. Unsec. Notes
1,340,000	6.875%, 11/15/18	1,457,250
	Inergy Mid LP, Sr. Unsec. Notes
1,500,000	6.000%, 12/15/20(a)	1,567,500
	Kinder Morgan Finance Co. Llc, Sr. Sec. Notes
1,500,000	6.000%, 01/15/18(a)	1,668,122
	Parker Drilling Co., Gtd. Notes
1,500,000	9.125%, 04/01/18	1,642,500
	SESI Llc, Sr. Unsec. Notes
1,500,000	7.125%, 12/15/21	1,685,625
	Shelf Drilling Holdings, Ltd., Sec. Notes
1,505,000	8.625%, 11/01/18(a)	1,602,825
	Tesoro Corp., Sr. Unsec. Notes
1,650,000	5.375%, 10/01/22	1,728,375
	Vanguard Natural Resources Llc/VNR Finance Corp., Sr. Unsec. Notes
1,500,000	7.875%, 04/01/20	1,616,250
	W&T Offshore, Inc., Sr. Unsec. Notes
1,500,000	8.500%, 06/15/19	1,638,750
	Whiting Petroleum Corp., Sr. Sub. Notes
1,750,000	6.500%, 10/01/18	1,890,000
		23,322,118
Financials: 11.25%
	AerCap Aviation Solutions BV, Sr. Unsec. Notes
1,750,000	6.375%, 05/30/17	1,887,812
	Aircastle, Ltd. Sr. Unsec. Notes
1,250,000	7.625%, 04/15/20	1,453,124
	Ally Financial, Inc., Sr. Unsec. Notes
1,000,000	0.000%, 06/15/15	937,500
	CIT Group, Inc., Sr. Unsec. Notes
1,490,000	5.000%, 05/15/17	1,605,475
500,000	5.000%, 08/15/22	536,738
	Felcor Lodging LP, Sec. Notes
1,500,000	6.750%, 06/01/19	1,635,000
	General Motors Financial Co., Inc., Sr. Unsec. Notes
1,250,000	4.750%, 08/15/17(a)	1,305,458

	International Lease Finance Corp., Sr. Unsec. Notes
1,950,000	5.875%, 04/01/19	2,117,119
	Kennedy-Wilson, Inc., Sr. Unsec. Notes
1,750,000	8.750%, 04/01/19	1,898,750
	Provident Funding Associates LP/PFG Finance Corp., Sr. Notes
1,350,000	10.125%, 02/15/19(a)	1,478,250
	Rouse Co., Sr. Unsec. Notes
1,250,000	6.750%, 11/09/15	1,298,438
		16,153,664
Industrials: 11.72%
	313 Group, Inc., Sr. Unsec. Notes
1,500,000	8.750%, 12/01/20(a)	1,524,375
	AEP Industries, Inc., Sr. Unsec. Notes
1,500,000	8.250%, 04/15/19	1,638,750
	Aviation Capital Group Corp., Sr. Unsec. Notes
1,750,000	4.625%, 01/31/18(a)	1,808,161
	Griffon Corp., Gtd. Notes
1,500,000	7.125%, 04/01/18	1,627,500
	Liberty Tire Recycling, Gtd. Notes
1,775,000	11.000%, 10/01/16(a)	1,766,125
	Martin Midstream Partners LP/Martin Midstream Finance Corp., Gtd. Notes
1,750,000	8.875%, 04/01/18	1,890,000
	Maxim Crane Works LP, Sr. Sec. Notes
1,725,000	12.250%, 04/15/15(a)	1,815,563
	Packaging Dynamics Corp., 1st Lien Notes
1,500,000	8.750%, 02/01/16(a)	1,573,125
	SPL Logistics Escrow Llc, Sec. Notes
1,500,000	8.875%, 08/01/20(a)	1,601,250
	Zachry Holdings, Inc., Sr. Unsec. Notes
1,500,000	7.500%, 02/01/20(a)	1,586,250
		16,831,099
Technology: 1.14%
	iGate Corp., Sr. Unsec. Notes
1,500,000	9.000%, 05/01/16	1,640,625
Utilities: 1.19%
	NRG Energy, Inc., Sr. Unsec. Notes
1,500,000	7.625%, 01/15/18	1,713,750
	Total Corporate Bonds
	(Cost $128,629,865)	133,774,448

MUNICIPAL BONDS: 0.73%
	Dallas-Fort Worth, Texas International Airport Facilities Improvement Corp., Revenue Bonds, Taxable Series 2001-B-1
1,000,000	7.000%, 01/01/16(b)	1,045,900
	Total Municipal Bonds
	(Cost $1,035,059)	1,045,900
	Total Investments: 93.88%
	(Cost $129,664,924)	134,820,348
	Net Other Assets and Liabilities: 6.12%	8,784,813
	Net Assets: 100.00%	$143,605,161

Percentages are stated as a percent of net assets.

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $61,054,224, representing 42.52% of net assets.
(b)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees is as follows:

			Market	% of Net
Date of Purchase	Security	Cost	Value	Assets
03/01/12	Dallas-Fort Worth, Texas International Airport Facilities Improvement Corp., Revenue Bonds, Taxable Series 2001-B-1
	7.000%, 01/01/16(b)	$1,035,059	$1,045,900	0.73%

Investment Abbreviations:

Gtd. - Guaranteed

PIK - Payment in-kind

Sec. - Secured

Sr. - Senior

Sub. - Subordinated

Unsec. - Unsecured

Portfolio of Investments (Note 1)

Forward International Dividend Fund

March 31, 2013 (Unaudited)

		Value
Shares		(Note 1)
COMMON STOCKS: 91.27%
Australia: 1.27%
808,000	Clough, Ltd.	$1,110,445
168,428	GUD Holdings, Ltd.	1,259,071
		2,369,516
Austria: 0.72%
27,655	Vienna Insurance Group AG	1,339,289
Belgium: 0.83%
24,225	EVS Broadcast Equipment SA	1,554,509
Bermuda: 1.00%
1,373,000	First Pacific Co., Ltd.	1,860,724
Brazil: 1.04%
289,200	BM&F Bovespa SA	1,944,935
Canada: 2.47%
28,200	Bank of Nova Scotia	1,643,214
228,840	Holloway Lodging Corp.	863,908
30,500	TELUS Corp., Non-Voting Depositary Receipt	2,107,855
		4,614,977
China: 1.72%
2,702,970	Goodbaby International Holdings, Ltd.	1,587,821
40,500	Mindray Medical International, Ltd., ADR	1,617,570
		3,205,391
Egypt: 1.07%
14,382	Commercial International Bank Egypt SAE	64,732
136,500	Eastern Tobacco	1,925,994
		1,990,726
Estonia: 0.22%
118,470	Silvano Fashion Group AS, Class A	417,391
France: 2.80%
27,400	Danone SA	1,906,466
7,200	LVMH Moet Hennessy Louis Vuitton SA	1,235,810
40,382	Orpea	1,681,548
8,000	Sanofi, ADR	408,640
		5,232,464

Germany: 2.12%
38,200	Bayer AG, Sponsored ADR	3,955,610
Hong Kong: 10.61%
744,600	BOC Hong Kong Holdings, Ltd.	2,484,382
2,702,230	China Water Affairs Group, Ltd.	818,061
54,445,500	CSI Properties, Ltd.	2,524,992
79,700	Dairy Farm International Holdings, Ltd.	964,370
6,100,000	Dorsett Hospitality International, Ltd.	1,736,672
8,640,000	Future Bright Holdings, Ltd.	2,682,418
3,532,000	Guangdong Investment, Ltd.	3,103,135
1,631,000	K Wah International Holdings, Ltd.	916,086
3,840,000	Kingway Brewery Holdings, Ltd.	1,513,729
892,000	SJM Holdings, Ltd.	2,226,969
303,837	YGM Trading, Ltd.	876,767
		19,847,581
Indonesia: 5.32%
1,904,400	Bank Mandiri Persero Tbk PT	1,959,763
1,824,000	PT AKR Corporindo Tbk	938,513
12,542,207	PT Astra Graphia Tbk	2,400,669
9,018,505	PT Kalbe Farma Tbk	1,150,805
7,077,500	PT Media Nusantara Citra Tbk	2,057,519
964,130	PT Tambang Batubara Bukit Asam Tbk	1,428,708
		9,935,977
Ireland: 2.52%
47,300	Experian Group, Ltd., Sponsored ADR	819,709
37,000	Experian Plc	640,907
40,497	WPP Group Plc, Sponsored ADR	3,244,619
		4,705,235
Italy: 4.78%
412,237	Danieli & Co. Officine Meccaniche SpA	6,843,138
89,100	Lottomatica Group SpA	2,093,528
		8,936,666
Japan: 9.04%
1,950	Accordia Golf Co., Ltd.	1,895,416
780,000	Dynam Japan Holdings Co., Ltd.	1,356,513
36,500	ITOCHU Techno-Solutions Corp.	1,802,996
42,000	Japan Tobacco, Inc.	1,340,734
43,000	KDDI Corp.	1,792,904
239,400	Kuraray Co., Ltd.	3,359,509
22,800	Lawson, Inc.	1,748,723
38,100	Santen Pharmaceutical Co., Ltd.	1,762,633
170,500	VT Holdings Co., Ltd.	1,843,831
		16,903,259
Malaysia: 3.58%
989,845	Hartalega Holdings Bhd	1,575,952
1,450,000	Malaysia Airports Holdings Bhd	2,711,287
2,250,000	SP Setia Bhd	2,397,869
		6,685,108

Mexico: 0.73%
12,000	Fomento Economico Mexicano SAB de CV, Sponsored ADR	1,362,000
Netherlands: 2.84%
45,000	Amsterdam Commodities NV	911,398
28,400	Nutreco NV	2,606,210
51,000	Ziggo NV	1,793,551
		5,311,159
New Zealand: 0.60%
116,800	Telecom Corp. of New Zealand, Ltd., Sponsored ADR	1,120,112
Pakistan: 0.15%
22,100	HUB Power Co., Ltd., Sponsored GDR(a)	281,775
Peru: 1.07%
12,000	Credicorp, Ltd.	1,992,600
Russia: 1.97%
36,035	LUKOIL OAO, Sponsored ADR	2,324,257
35,000	M Video OJSC	274,567
38,800	Mail.ru Group, Ltd., GDR(a)	1,076,002
		3,674,826
Scotland: 1.36%
112,800	Scottish & Southern Energy Plc	2,543,497
Singapore: 3.47%
980,000	Ascendas India Trust	651,832
114,723	China Yuchai International, Ltd.	1,834,421
77,120	Eng Kah Corp.(b)	81,690
649,000	Miclyn Express Offshore, Ltd.	1,412,221
938,600	OSIM International, Ltd.	1,509,660
277,000	SembCorp Marine, Ltd.	989,326
		6,479,150
South Africa: 0.95%
194,100	Gold Fields, Ltd., Sponsored ADR	1,504,275
48,525	Sibanye Gold, Ltd., Sponsored ADR(b)	274,166
		1,778,441
South Korea: 0.57%
36,000	Grand Korea Leisure Co., Ltd.	1,059,680
Sri Lanka: 0.93%
1,250,000	Commercial Bank of Ceylon Plc, Non-Voting Depository Receipt	955,621
746,894	Hatton National Bank Plc, Non-Voting Depository Receipt	776,652
		1,732,273
Sweden: 0.93%
60,000	Investor AB, Class B	1,732,819

Switzerland: 3.21%
27,030	Novartis AG, ADR	1,925,617
48,650	Syngenta AG, ADR	4,074,438
		6,000,055
Taiwan: 2.93%
252,000	Asustek Computer, Inc.	2,995,937
454,000	Kinik Co.	821,383
83,000	TPK Holding Co., Ltd.	1,648,758
		5,466,078
Thailand: 8.52%
41,100,000	Jasmine International Pcl	9,192,590
257,000	Shin Corp. Pcl	697,678
139,050	Shin Corp. Pcl, Non-Voting Depository Receipt	377,479
377,500	Siam Commercial Bank Pcl	2,288,074
1,510,000	SNC Former Pcl, Non-Voting Depository Receipt	1,227,181
5,800,000	Thai Tap Water Supply Pcl	2,138,979
		15,921,981
Turkey: 4.39%
758,742	Anadolu Hayat Emeklilik AS	2,516,140
274,000	Cimsa Cimento Sanayi VE Tica	1,688,554
322,000	Netas Telekomunikasyon AS	1,930,968
63,100	Turk Traktor ve Ziraat Makineleri AS	2,075,084
		8,210,746
United Kingdom: 3.94%
120,100	AMEC Plc	1,927,060
46,000	Ensco Plc, Class A	2,760,000
103,150	Standard Chartered Plc	2,669,929
		7,356,989
United States: 0.66%
99,600	RAIT Financial Trust	793,812
5,300	Watsco, Inc.	446,154
		1,239,966
Vietnam: 0.94%
115,000	FPT Corp.	207,568
2,137,500	Military Commercial Joint Stock Bank	1,316,642
42,000	Viet Nam Dairy Products JSC	230,631
		1,754,841
	Total Common Stocks (Cost $150,831,138)	170,518,346

CONVERTIBLE PREFERRED STOCKS: 0.06%
United States: 0.06%
4,500	FelCor Lodging Trust, Inc., Series C, 8.000%		113,310
	Total Convertible Preferred Stocks (Cost $116,661)		113,310
WARRANTS: 0.01%
Malaysia: 0.01%
7,920	Eng Kah Corp. Bhd, Warrants, Strike Price $3.50 (expiring 09/25/17)		1,304
23,200	Hartalega Holdings Bhd, Warrants, Strike Price 4.14 MYR (expiring 05/24/15)		8,467
			9,771
	Total Warrants (Cost $0)		9,771

Principal
Amount		Currency
AGENCY PASS-THROUGH SECURITIES: 0.32%
United States: 0.32%
	GNMA
$4,067,063	3.500%, 02/16/27(c)	USD	494,478
1,076,072	5.928%, 02/16/36(d)	USD	108,120
			602,598
	Total Agency Pass-Through Securities (Cost $753,980)		602,598
COLLATERALIZED MORTGAGE OBLIGATIONS: 2.43%
United States: 2.43%
	FHLMC, REMICS
9,400,000	2.500%, 04/01/43(c)	USD	1,081,000
3,292,575	3.000%, 06/15/26(c)	USD	335,480
2,602,646	3.000%, 06/15/27(c)(d)	USD	304,991
1,523,657	3.000%, 09/15/31(c)	USD	167,951
1,947,310	3.500%, 04/15/30	USD	152,223
1,072,650	4.000%, 07/15/23(c)	USD	52,505
6,578,956	4.000%, 04/15/36(c)	USD	659,244
1,424,596	4.000%, 11/15/28(c)	USD	99,212
629,381	5.000%, 02/15/24(c)	USD	55,510
784,326	6.997%, 09/15/26(c)(d)	USD	122,029
	FNMA, REMICS
414,660	3.000%, 09/25/27(c)	USD	54,245

4,902,946	3.000%, 06/25/27(c)	USD	585,236
1,020,054	4.500%, 12/25/20(c)	USD	80,949
1,498,185	5.500%, 05/25/40(c)	USD	226,825
1,218,297	5.500%, 09/25/40(c)	USD	180,485
859,133	6.476%, 07/25/41(c)(d)	USD	129,389
	GNMA, REMICS
1,245,600	6.397%, 09/16/33(c)(d)	USD	257,752
			4,545,026
	Total Collateralized Mortgage Obligations (Cost $5,110,418)		4,545,026
	Total Investments: 94.09% (Cost $156,812,197)		175,789,051
	Net Other Assets and Liabilities: 5.91%		11,039,598
	Net Assets: 100.00%		$186,828,649

Percentages are stated as a percent of net assets.

(a)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $1,357,777 representing 0.73% of net assets.
(b)	Non-income producing security.
(c)	Interest only security.
(d)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2013.

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

GNMA - Government National Mortgage Association

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

REMICS - Real Estate Mortgage Investment Conduits

Currency Abbreviations:

MYR – Malaysian Ringgit

Portfolio of Investments (Note 1)

Forward International Real Estate Fund

March 31, 2013 (Unaudited)

		Value
Shares		(Note 1)
COMMON STOCKS: 98.60%
Australia: 6.75%
1,662,480	Australand Property Group	$5,971,552
655,798	Carindale Property Trust	3,857,715
200,644	Westfield Group	2,266,562
		12,095,829
Canada: 20.81%
92,500	Allied Properties REIT	3,007,604
68,900	Boardwalk REIT	4,238,383
74,580	Brookfield Canada Office Properties	2,074,746
50,500	Crombie REIT	735,739
142,100	Dundee REIT	5,126,707
208,100	H&R REIT	4,791,513
2,949,275	Holloway Lodging Corp.	11,133,996
189,900	Killam Properties, Inc.	2,243,245
52,700	Mainstreet Equity Corp.(a)	1,629,998
41,400	Northern Property REIT	1,289,458
189,500	Temple Hotels, Inc.	1,035,315
		37,306,704
Finland: 0.39%
241,826	Citycon OYJ	691,268
France: 2.11%
12,005	Societe de la Tour Eiffel	684,795
61,094	Societe Fonciere Lyonnaise SA	3,093,387
		3,778,182
Hong Kong: 38.95%
5,784,000	Asia Orient Holdings, Ltd.(a)	1,013,358
22,660,000	Asia Standard Hotel(a)	2,101,784
16,894,000	Asia Standard International Group, Ltd.	3,133,939
96,600	China Motor Bus Co., Ltd.	895,372
3,888,000	Chuang’s Consortium International, Ltd.(a)	520,901
387,344,116	CSI Properties, Ltd.	17,963,670
250,000	Henderson Land Development Co., Ltd.	1,710,134
300,000	Hopewell Holdings, Ltd.	1,215,451
112,215	Hysan Development Co., Ltd.	566,673
855,000	ITC Properties Group, Ltd.	361,273
860,500	Kerry Properties, Ltd.	3,818,877
6,333,000	Kosmopolito Hotels International, Ltd.	1,803,007
42,119,000	Lai Fung Holdings, Ltd.	1,128,592
168,143,000	Lai Sun Development(a)	5,371,877
15,150,000	Magnificent Estates	888,014
1,313,000	New World Development Co., Ltd.	2,222,571
680,000	Regal REIT	217,248
580,000	Rykadan Capital	107,594
1,126,000	Safety Godown Co., Ltd.	1,711,654
1,414,000	Sino Land Co., Ltd.	2,397,181

2,528,000	Soundwill Holdings, Ltd.	6,448,190
381,000	Sun Hung Kai Properties, Ltd.	5,133,957
2,000,000	Sunlight REIT	876,001
766,000	TAI Sang Land Developement, Ltd.	368,072
10,890,000	Wing Tai Properties, Ltd.	7,870,210
		69,845,600
Japan: 1.81%
698,025	Astro Japan Property Group	2,645,356
248	Kenedix Residential Investment Corp.	605,411
		3,250,767
Malaysia: 7.35%
1,000,000	CapitaMalls Malaysia Trust	607,137
1,036,500	Dijaya Corp., Bhd	515,488
5,683,200	Glomac Bhd	1,817,009
534,925	Hektar REIT	260,855
1,341,600	IGB Corp. Bhd	983,508
200,000	KLCC Property Holdings Bhd	430,163
941,400	Landmarks Bhd(a)	296,420
1,703,500	Pavilion REIT	880,220
770,000	Quill Capita Trust	280,995
256,600	Selangor Properties Bhd	301,639
4,145,200	SP Setia Bhd	4,417,620
1,075,000	Sunway Bhd(a)	1,024,140
1,500,000	Sunway REIT	746,003
1,167,000	Tower REIT	561,547
96,000	Wing Tai Malaysia Bhd	58,905
		13,181,649
Netherlands: 2.30%
74,269	Corio NV	3,464,877
16,000	VastNed Retail NV	663,488
		4,128,365
Norway: 1.08%
1,230,342	Norwegian Property ASA	1,931,642
Philippines: 7.34%
11,290,800	Cebu Holdings, Inc.	1,278,204
65,000,000	Century Properties Group, Inc.	3,376,623
40,000,000	Empire East Land Holdings, Inc.(a)	1,048,763
26,000,000	Filinvest Land, Inc.	1,261,455
16,809,800	Philippine Racing Club	4,086,087
4,509,000	Shang Properties, Inc.	380,077
13,000,000	Vista Land & Lifescapes, Inc.	1,726,538
		13,157,747
Singapore: 4.68%
850,000	Ascott Residence Trust	945,701
759,000	Frasers Commercial Trust	862,813
7,297,000	Global Premium Hotels, Ltd.	1,617,830
234,000	Ho Bee Investment, Ltd.	364,107
200,000	Hotel Properties, Ltd.	530,495
1,080,000	Sabana Shari’ah Compliant Industrial REIT	1,101,463
3,010,000	Starhill Global REIT	2,159,793
1,000,000	Tuan Sing Holdings, Ltd.	290,241
339,606	Wing Tai Holdings, Ltd.	521,586
		8,394,029

Sweden: 1.26%
180,418	Hufvudstaden AB, Class A	2,264,725
Turkey: 1.17%
700,000	Akfen Gayrimenkul Yatirim Ortakligi AS(a)	622,893
700,003	Is Gayrimenkul Yatirim Ortakligi AS	564,862
439,685	Torunlar Gayrimenkul Yatirim Ortakligi AS	911,302
		2,099,057
United Kingdom: 2.60%
143,000	Hammerson Plc	1,068,812
150,809	Land Securities Group Plc	1,899,635
192,321	Shaftesbury Plc	1,699,279
		4,667,726
	Total Common Stocks (Cost $166,090,258)	176,793,290
	Total Investments: 98.60% (Cost $166,090,258)	176,793,290
	Net Other Assets and Liabilities: 1.40%	2,509,032
	Net Assets: 100.00%	$179,302,322

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Investment Abbreviations:

REIT - Real Estate Investment Trust

Portfolio of Investments (Note 1)

Forward International Small Companies Fund

March 31, 2013 (Unaudited)

		Value
Shares		(Note 1)
COMMON STOCKS: 93.62%
Australia: 4.39%
92,367	ALS, Ltd.	$1,006,874
521,125	DUET Group	1,247,905
34,753	Flight Centre, Ltd.	1,215,747
168,187	Medusa Mining, Ltd.	752,961
49,826	Monadelphous Group, Ltd.	1,177,589
390,130	SAI Global, Ltd.	1,368,834
210,242	Treasury Wine Estates, Ltd.	1,245,499
		8,015,409
Belgium: 1.42%
36,224	SA D’Ieteren NV	1,655,368
19,626	ThromboGenics NV(a)	945,677
		2,601,045
China: 1.62%
487,000	Dongfang Electric Corp., Ltd., Class H	806,799
1,230,000	KWG Property Holding, Ltd.	770,082
1,756,000	Lee & Man Paper Manufacturing, Ltd.	1,375,383
		2,952,264
Denmark: 3.54%
50,785	D/S Norden AS	1,632,762
20,409	FLSmidth & Co., A/S	1,235,474
44,645	Pandora A/S	1,228,114
8,818	SimCorp AS	2,365,050
		6,461,400
France: 5.88%
152,290	Altran Technologies SA(a)	1,056,105
61,458	Etablissements Maurel et Prom	1,073,774
34,624	Ingenico SA	2,050,935
10,405	SEB SA	719,435
55,161	Teleperformance SA	2,350,699
177,547	UBISOFT Entertainment(a)	1,918,578
28,703	Valeo SA	1,553,219
		10,722,745
Germany: 6.58%
79,432	Aixtron SE	1,151,587
122,063	Dialog Semiconductor Plc(a)	1,619,433
32,062	Krones AG	2,273,586
17,168	Morphosys AG(a)	701,469
24,412	MTU Aero Engines Holding AG	2,314,089
19,516	Pfeiffer Vacuum Technology AG	2,152,684
166,327	TUI AG(a)	1,784,755
		11,997,603

Hong Kong: 2.76%
940,168	Daphne International Holdings, Ltd.	1,180,880
747,429	Esprit Holdings, Ltd.	899,316
645,964	SmarTone Telecommunications Holdings, Ltd.	1,065,157
2,680,000	Xinyi Glass Holdings, Ltd.	1,891,956
		5,037,309
Ireland: 1.02%
112,923	Smurfit Kappa Group Plc	1,867,286
Italy: 4.41%
76,747	De’Longhi SpA	1,208,087
1,051,234	Fondiaria-Sai SpA(a)	1,738,312
345,354	Mediolanum SpA	1,897,384
94,757	Prysmian SpA	1,949,508
489,708	Sorin SpA(a)	1,256,724
		8,050,015
Japan: 24.79%
339,000	77 Bank, Ltd.	1,825,814
58,000	Anritsu Corp.	903,872
33,000	Avex Group Holdings, Inc.	891,475
98,359	Daiseki Co., Ltd.	1,666,570
22,000	Disco Corp.	1,247,995
42,200	Don Quijote Co., Ltd.	1,867,138
70,400	Foster Electric Co., Ltd.	965,490
49,007	Hoshizaki Electric Co., Ltd.	1,430,618
42,500	Japan Petroleum Exploration Co., Ltd.	1,668,216
112,188	JSR Corp.	2,288,213
208,400	JTEKT Corp.	1,959,250
64,400	Kyorin Co., Ltd.	1,561,171
39,700	Miraca Holdings, Inc.	1,902,024
69,216	Musashi Seimitsu Industry Co., Ltd.	1,568,362
71,300	Nabtesco Corp.	1,455,767
361,000	Nippon Electric Glass Co., Ltd.	1,790,907
126	Nippon Prologis REIT, Inc.(a)	1,371,966
72,800	Pola Orbis Holdings, Inc.	2,320,072
345,300	Sapporo Holdings, Ltd.	1,463,586
149,500	SBI Holdings, Inc.	1,318,160
217,000	Shimadzu Corp.	1,537,568
36,800	Sundrug Co., Ltd.	1,634,079
34,400	TDK Corp.	1,200,446
90,600	THK Co., Ltd.	1,786,303
242,300	Tokyo Steel Manufacturing Co., Ltd.	1,021,863
274,400	Tokyo Tatemono Co., Ltd.	1,947,195
100,949	Toshiba Plant Systems & Services Corp.	1,236,460
1,070	United Urban Investment Corp.	1,743,645
164,600	Yokogawa Electric Corp.	1,643,639
		45,217,864
Netherlands: 2.56%
39,664	ASM International NV	1,317,100
22,888	Nutreco NV	2,100,384
147,252	USG People NV	1,261,454
		4,678,938

New Zealand: 0.77%
714,379	Telecom Corp. of New Zealand, Ltd.	1,398,669
Norway: 2.51%
2,321,068	Marine Harvest ASA(a)	2,151,878
64,289	TGS NOPEC Geophysical Co., ASA	2,421,535
		4,573,413
Singapore: 2.33%
759,000	ComfortDelGro Corp., Ltd.	1,168,775
1,277,000	Mapletree Greater China Commercial Trust(a)	1,070,730
1,389,000	Suntec Real Estate Investment Trust	2,015,721
		4,255,226
Spain: 1.81%
201,537	Jazztel Plc(a)	1,534,546
33,706	Viscofan SA	1,767,348
		3,301,894
Sweden: 2.03%
156,943	Meda AB, Class A	1,860,470
46,249	Modern Times Group AB, Class B	1,840,294
		3,700,764
Switzerland: 4.10%
25,733	Aryzta AG	1,519,367
40,059	BKW AG	1,417,868
158,289	Kudelski SA-BR	2,084,286
6,043	Kuoni Reisen Holding AG, Class B	1,909,723
2,211	Partners Group Holding AG	545,704
		7,476,948
United Kingdom: 21.10%
49,465	Aveva Group Plc	1,701,621
582,364	Barratt Developments Plc(a)	2,425,447
436,340	BBA Aviation Plc	1,707,224
179,451	Daily Mail & General Trust Plc NV, Class A	1,934,580
55,537	Derwent London Plc	1,815,988
114,890	Domino Printing Sciences Plc	1,115,505
623,621	EnQuest Plc(a)	1,360,703
132,407	Hunting Plc	1,787,544
245,282	IG Group Holdings Plc	1,990,193
346,710	Informa Plc	2,773,659
298,291	International Personal Finance Plc	2,016,919
649,193	Melrose Plc	2,618,947
367,450	Mitchells & Butlers Plc(a)	1,820,137
648,957	Moneysupermarket.com Group Plc	1,952,403
424,627	Premier Farnell Plc	1,439,446
233,142	Premier Oil Plc(a)	1,376,967
435,621	RPS Group Plc	1,769,278
54,040	Spectris Plc	2,016,657
40,121	Spirax-Sarco Engineering Plc	1,638,052
604,835	Spirent Communications Plc	1,353,717
242,765	St. James’s Place Capital Plc	1,873,864
		38,488,851
	Total Common Stocks (Cost $135,615,495)	170,797,643

EXCHANGE-TRADED FUNDS: 1.76%
United States: 1.76%
73,100	iShares® MSCI EAFE Small Cap Index Fund	3,213,476
	Total Exchange-Traded Funds (Cost $2,962,072)	3,213,476
PREFERRED STOCKS: 1.10%
Germany: 1.10%
15,511	Draegerwerk AG & Co. KGAA	2,003,196
	Total Preferred Stocks (Cost $1,557,969)	2,003,196
	Total Investments: 96.48% (Cost $140,135,536)	176,014,315
	Net Other Assets and Liabilities: 3.52%	6,413,141
	Net Assets: 100.00%	$182,427,456

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Investment Abbreviations:

EAFE - Europe, Australasia, Far East

MSCI - Morgan Stanley Capital International

REIT - Real Estate Investment Trust

Portfolio of Investments (Note 1)

Forward Investment Grade Fixed-Income Fund

March 31, 2013 (Unaudited)

Principal		Value
Amount		(Note 1)
AGENCY PASS-THROUGH SECURITIES: 2.30%
Federal National Mortgage Association (FNMA): 2.30%
	FNMA
$180,522	2.700%, 05/01/34(a)	$183,373
400,509	3.500%, 09/01/41	423,314
236,787	6.000%, 03/01/33	260,116
		866,803
	Total Agency Pass-Through Securities (Cost $821,000)	866,803
ASSET-BACKED SECURITIES: 4.95%
	ACE Securities Corp., Series 2004-HE4, Class M1
379,602	1.104%, 12/25/34(a)	332,369
	Bear Stearns Asset Backed Securities Trust, Series 2005-SD3, Class 1A
77,599	0.694%, 07/25/35(a)	76,228
	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class X1
64,397,909	0.648%, 11/11/41(a)(b)(c)(d)	799,114
	Chec Loan Trust, Series 2004-1, Class B2
17,159	3.704%, 07/25/34(a)(c)	2,035
	Falcon Franchise Loan Llc, Series 2003-1, Class C
250,000	4.100%, 01/05/25(b)(c)(e)	8,712
	Home Equity Mortgage Trust, Series 2006-2, Class 1A1
172,396	5.367%, 07/25/36(f)	43,876
	Merrill Lynch Mortgage Investors, Inc., Series 2005-A6, Class 2A3
700,000	0.584%, 08/25/35(a)	599,578
	Total Asset-Backed Securities (Cost $2,190,767)	1,861,912
COLLATERALIZED MORTGAGE OBLIGATIONS: 4.61%
	Capco America Securitization Corp., Series 1998-D7, Class PS1
155,414	1.500%, 10/15/30(a)(b)(c)(d)	98
	Collateralized Mortgage Securities Corp., Series I, Class 3
4,325	9.450%, 02/01/17	4,726

	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A6
612,986	6.000%, 05/25/36	505,512
	FHLMC, Series 2887, Class JD
219,817	4.500%, 03/15/19	230,040
	FHLMC, Series 3300, Class AB
11,206	6.000%, 02/15/34	11,209
	FNMA, Series 2006-46, Class PE
31,218	5.500%, 11/25/32	31,219
	GNMA, Series 2002-28, Class IO
6,848,952	0.245%, 01/16/42(a)(b)(d)	46,532
	GNMA, Series 2003-64, Class XA
3,766,661	0.000%, 08/16/43(a)(b)(d)	3,386
	Harborview Mortgage Loan Trust, Series 2004-4, Class 3A
5,320	1.329%, 06/19/34(a)	5,294
	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-LN2, Class A1
130,987	4.475%, 01/15/14	131,130
	LB Commercial Conduit Mortgage Trust, Series 1996-C2, Class IO
40,823	0.900%, 04/25/19(b)(d)	3
	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class X
248,266,358	0.020%, 06/15/38(a)(b)(c)(d)	126,368
	Merrill Lynch Mortgage Investors, Series 1998-C1, Class IO
12,916,153	0.683%, 11/15/26(a)(b)(d)	299,861
	Preferred Term Securities XIII, Inc.
686,354	1.850%, 03/24/34(a)(b)(c)(e)	267,563
	Salomon Brothers Mortgage Securities VII, Inc., Series 2001-C2, Class X1
3,720,239	1.197%, 11/13/36(a)(b)(c)(d)	4,312
	Washington Mutual, Series 2005-AR18, Class 3A2
611,094	5.013%, 01/25/36(a)	67,454
	Total Collateralized Mortgage Obligations (Cost $6,597,042)	1,734,707
CORPORATE BONDS: 32.93%
Banks: 7.59%
	Bank of America Corp., Sr. Unsec. Notes
800,000	5.650%, 05/01/18	926,898
	Citigroup, Inc., Sr. Unsec. Notes
170,000	6.125%, 11/21/17	201,293
	Citigroup, Inc., Unsec. Notes
300,000	8.500%, 05/22/19	400,379
	HSBC Bank Plc, Sr. Unsec. Notes
200,000	0.875%, Perpetual Maturity(a)(g)	110,839
	HSBC Bank USA NA, Sub. Notes
700,000	4.875%, 08/24/20	787,648
	Royal Bank of Scotland Group Plc, Jr. Sub. Notes
100,000	7.648%, Perpetual Maturity(a)(g)	105,000
	VEB Finance Plc, Sr. Unsec. Notes
300,000	5.375%, 02/13/17(c)	323,220
		2,855,277

Brokerage: 7.18%
	Goldman Sachs Group, Inc., Sr. Unsec. Notes
600,000	6.150%, 04/01/18	708,106
	Lehman Brothers Holdings, Sr. Unsec. Medium-Term Notes
1,300,000	0.000%, 05/02/18(h)	357,500
695,000	0.000%, 12/30/16(h)	187,650
	Morgan Stanley, Sr. Unsec. Medium-Term Notes
800,000	6.625%, 04/01/18	957,778
	Morgan Stanley, Sr. Unsec. Notes
500,000	0.784%, 10/15/15(a)	492,012
		2,703,046
Finance-Other: 5.29%
	NLV Financial Corp., Sr. Notes
250,000	7.500%, 08/15/33(b)(c)	276,653
	TNK-BP Finance SA, Co., Gtd. Notes
900,000	6.625%, 03/20/17(i)	1,021,500
	Transneft Via TransCapitalInvest Ltd., Sec. Notes
540,000	8.700%, 08/07/18(i)	690,660
		1,988,813
Financials: 4.02%
	Ally Financial, Inc., Gtd. Notes
100,000	3.680%, 06/20/14(a)	102,812
	American International Group, Inc., Sr. Unsec. Notes
200,000	4.250%, 09/15/14	209,641
	Ford Motor Credit Co. Llc
600,000	1.384%, 08/28/14(a)	600,038
	JPMorgan Chase & Co., Sr. Unsec. Medium-Term Notes
600,000	0.908%, 02/26/16(a)	600,778
		1,513,269
Industrial-Energy: 7.09%
	BP Capital Markets Plc, Gtd. Notes
400,000	4.500%, 10/01/20	458,040
	Gazprom OAO Via Gaz Capital SA, Sr. Unsec. Notes
1,000,000	5.999%, 01/23/21(c)	1,125,000
	Petrobras International Finance Co., Sr. Unsec. Notes
1,000,000	5.375%, 01/27/21	1,084,616
		2,667,656
Industrial-Other: 0.16%
	Canal Point II, Ltd., Sec. Note, Series AI
1,609,624	0.000%, 06/25/14(b)(e)	59,141

Non-Captive Diversified: 0.98%
	General Electric Capital Corp., Sr. Unsec. Medium-Term Notes
325,000	6.900%, 09/15/15	370,007
Utilities: 0.62%
	MP Environmental Funding Llc, Series A1
225,901	4.982%, 07/15/14	232,004
	Total Corporate Bonds (Cost $13,636,551)	12,389,213
FOREIGN GOVERNMENT OBLIGATIONS: 2.79%
	Province of Ontario Canada, Sr. Unsec. Notes
1,000,000	2.700%, 06/16/15	1,048,341
	Total Foreign Government Obligations (Cost $998,555)	1,048,341
MUNICIPAL BONDS: 11.21%
	Buckeye Tobacco Settlement Financing Authority, Sr. Turbo Revenue Bonds, Series A-2
500,000	6.500%, 06/01/47	487,895
	Chicago Transit Authority, Transfer Tax Receipts Revenue Bonds, Series A
500,000	6.899%, 12/01/40	613,870
	Chicago Transit Authority, Transfer Tax Receipts Revenue Bonds, Series B
400,000	6.899%, 12/01/40	491,096
	Florida State Turnpike Authority, Turnpike Revenue, Build America Bonds
900,000	6.800%, 07/01/39	1,061,370
	Los Angeles California Community College District, General Obligation Unlimited, Build America Bonds
200,000	6.750%, 08/01/49	282,328
	Texas State Transportation Commission, Taxable Revenue Bonds, First Tier, Series B
400,000	5.178%, 04/01/30	489,180
	University of California Regents Medical Center Pooled Revenue, Build America Bonds
600,000	6.548%, 05/15/48	792,942
	Total Municipal Bonds (Cost $3,362,232)	4,218,681

U.S. GOVERNMENT AGENCY SECURITIES: 39.73%
Department of Housing & Urban Development (HUD): 0.18%
	US Department of Housing and Urban Development, Gtd., Series 99-A
66,000	6.330%, 08/01/13	67,389
Small Business Administration-Pass-Through-Agency: 1.56%
	Small Business Administration Participation Certificates, Series 2003-20E, Class 1
533,515	4.640%, 05/01/23	586,673
U.S. Treasury Bonds & Notes: 37.99%
	U.S. Treasury Bonds
400,000	2.750%, 11/15/42	371,625
100,000	6.250%, 08/15/23	141,656
	U.S. Treasury Bonds STRIP Coupon
36	0.000%, 11/15/17(b)(j)	35
	U.S. Treasury Inflation Indexed Bonds
901,152	0.125%, 07/15/22	983,593
99,756	0.125%, 01/15/23	107,846
696,072	2.000%, 01/15/26	908,265
122,155	2.375%, 01/15/25	164,356
	U.S. Treasury Notes
200,000	1.125%, 12/31/19	199,469
500,000	1.625%, 11/15/22	491,640
7,400,000	1.625%, 08/15/22	7,311,548
3,600,000	1.750%, 05/15/22	3,614,062
		14,294,095
	Total U.S. Government Agency Securities (Cost $14,787,826)	14,948,157

Par Value
SHORT-TERM SECURITIES: 0.36%
	U.S. Treasury Bills, Discount Notes(k)
100,000	0.127%, due 03/06/14	99,882
36,000	0.135%, due 01/09/14	35,968
	Total Short-Term Securities (Cost $135,843)	135,850
	Total Investments: 98.88% (Cost $42,529,816)	37,203,664
	Net Other Assets and Liabilities: 1.12%	420,695	(l)
	Net Assets: 100.00%	$37,624,359

Percentages are stated as a percent of net assets.

(a)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2013.
(b)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $2,933,075, representing 7.80% of net assets.
(d)	Interest only security.
(e)	Fair valued security under the procedures approved by the Fund’s Board of Trustees.
(f)	Represents a step-up bond. Rate disclosed is as of March 31, 2013.
(g)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(h)	Security in default on interest payments.
(i)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $1,712,160 representing 4.55% of net assets.
(j)	Principal only security.
(k)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(l)	Includes cash which is being held as collateral for future contracts.

Securities determined to be illiquid under the procedures approved by the Fund’s Board of Trustees is as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets
03/23/07 - 04/25/07	Bear Stearns Commercial Mortgage Securities, Series 2004- PWR6, Class X1 0.648%, 11/11/41(a)(b)(c)(d)	$1,086,554	$799,114	2.12%
10/03/07 - 04/10/08	Canal Point II, Ltd., Sec. Note, Series AI 0.000%, 06/25/14(b)(e)	1,519,366	59,141	0.16%
03/29/06	Capco America Securitization Corp., Series 1998-D7, Class PS1 1.500%, 10/15/30(a)(b)(c)(d)	99,843	98	0.00	%(m)
12/29/11	Falcon Franchise Loan Llc, Series 2003-1, Class C 4.100%, 01/05/25(b)(c)(e)	0	8,712	0.02%
07/24/06 - 08/01/06	GNMA, Series 2002-28, Class IO 0.245%, 01/16/42(a)(b)(d)	906,568	46,532	0.12%
05/17/07	GNMA, Series 2003-64, Class XA 0.000%, 08/16/43(a)(b)(d)	455,948	3,386	0.01%

03/30/06	LB Commercial Conduit Mortgage Trust, Series 1996-C2, Class IO, 0.900%, 04/25/19(b)(d)	77,111	3	0.00	%(m)
03/05/07	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class X 0.020%, 06/15/38(a)(b)(c)(d)	504,129	126,368	0.34%
03/29/06	Merrill Lynch Mortgage Investors, Series 1998-C1, Class IO 0.683%, 11/15/26(a)(b)(d)	604,890	299,861	0.80%
01/18/07	NLV Financial Corp., Sr. Notes 7.500%, 08/15/33(b)(c)	275,367	276,653	0.74%
10/03/06 - 12/27/12	Preferred Term Securities XIII, Inc. 1.850%, 03/24/34(a)(b)(c)(e)	676,072	267,563	0.71%
11/07/06 - 03/29/07	Salomon Brothers Mortgage Securities VII, Inc., Series 2001-C2, Class X1 1.197%, 11/13/36(a)(b)(c)(d)	1,652,855	4,312	0.01%
11/17/08	U.S. Treasury Bonds STRIP Coupon 0.000%, 11/15/17(b)(j)	30	35	0.00	%(m)
		$7,858,733	$1,891,778	5.03%

(m)	Less than 0.005%.

FUTURES CONTRACTS

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain
U.S. 10 Year Treasury Note	Long	17	06/20/13	$2,243,735	$9,544
Total Futures Contracts				$2,243,735	$9,544

Description	Position	Contracts	Expiration Date	Value	Unrealized Loss
U.S. 5 Year Treasury Note	Short	(63)	07/01/13	$(7,815,446)	$(36,825)
Total Futures Contracts				$(7,815,446)	$(36,825)

Investment Abbreviations:

FHLMC - Federal Home Loan Mortgage Corporation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

IO - Interest Only

Jr. - Junior

Sec. - Secured

Sr. - Senior

STRIP - Separate Trading of Registered Interest and Principal of Securities

Sub. - Subordinated

Unsec. - Unsecured

Consolidated Portfolio of Investments (Note 1)

Forward Managed Futures Strategy Fund

March 31, 2013 (Unaudited)

		Value
Shares		(Note 1)
EXCHANGE-TRADED FUNDS: 54.63%
31,000	Vanguard Mortgage-Backed Securities ETF	$1,616,340
20,500	Vanguard Short-Term Corporate Bond ETF	1,646,560
53,400	Vanguard Short-Term Government Bond ETF	3,252,060
	Total Exchange-Traded Funds (Cost $6,483,859)	6,514,960
	Total Investments: 54.63% (Cost $6,483,859)	6,514,960
	Net Other Assets and Liabilities: 45.37%	5,410,193	(a)
	Net Assets: 100.00%	$11,925,153

Percentages are stated as a percent of net assets.

(a)	Includes cash which is being held as collateral for swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain
Credit Suisse	CS Multi Asset Future	125 Bps	Total Return	04/02/13	$17,740,660	$204,901
Total of Total Return Swap Contracts					$17,740,660	$204,901

Investment Abbreviations:

ETF - Exchange-Traded Fund

Bps - Basis Points

Portfolio of Investments (Note 1)

Forward Real Estate Fund

March 31, 2013 (Unaudited)

		Value
Shares		(Note 1)
COMMON STOCKS: 95.04%
Real Estate Operating/Development: 2.84%
51,877	Forest City Enterprises, Inc., Class A(a)	$921,854
98,952	Thomas Properties Group, Inc.	507,624
		1,429,478
REITs-Apartments: 18.80%
15,200	American Campus Communities, Inc.	689,168
7,500	Apartment Investment & Management Co., Class A	229,950
27,266	Associated Estates Realty Corp.	508,238
15,858	AvalonBay Communities, Inc.	2,008,733
4,600	BRE Properties, Inc.	223,928
6,633	Camden Property Trust	455,554
54,723	Campus Crest Communities, Inc.	760,650
38,300	Equity Residential	2,108,798
3,000	Essex Property Trust, Inc.	451,740
11,200	Home Properties, Inc.	710,304
8,000	Sun Communities, Inc.	394,640
38,100	UDR, Inc.	921,639
		9,463,342
REITs-Diversified: 11.27%
26,500	Cousins Properties, Inc.	283,285
31,700	Digital Realty Trust, Inc.	2,121,047
65,326	Lexington Realty Trust	770,847
17,172	Vornado Realty Trust	1,436,266
7,579	Washington REIT	210,999
67,419	Winthrop Realty Trust	848,131
		5,670,575
REITs-Health Care: 8.41%
24,400	HCP, Inc.	1,216,584
11,400	Health Care REIT, Inc.	774,174
43,718	Senior Housing Properties Trust	1,172,954
14,535	Ventas, Inc.	1,063,962
		4,227,674
REITs-Hotels: 10.19%
46,339	Chatham Lodging Trust	816,030
15,500	Chesapeake Lodging Trust	355,570
81,244	DiamondRock Hospitality Co.	756,382
56,599	FelCor Lodging Trust, Inc.(a)	336,764
34,100	Hersha Hospitality Trust	199,144
71,158	Host Hotels & Resorts, Inc.	1,244,553
10,400	RLJ Lodging Trust	236,704
100,000	Strategic Hotels & Resorts, Inc.(a)	835,000
32,795	Summit Hotel Properties, Inc.	343,364
		5,123,511
REITs-Office Property: 14.51%
3,692	Alexandria Real Estate Equities, Inc.	262,058
27,700	BioMed Realty Trust, Inc.	598,320
18,594	Boston Properties, Inc.	1,879,109
5,800	Corporate Office Properties Trust	154,744
5,700	Douglas Emmett, Inc.	142,101

10,585	DuPont Fabros Technology, Inc.	256,898
18,800	Government Properties Income Trust	483,724
56,830	Hudson Pacific Properties, Inc.	1,236,053
3,400	Kilroy Realty Corp.	178,160
6,000	Mack-Cali Realty Corp.	171,660
322,474	MPG Office Trust, Inc.(a)	886,804
5,882	Parkway Properties, Inc.	109,111
10,899	SL Green Realty Corp.	938,513
		7,297,255
REITs-Regional Malls: 11.35%
23,100	General Growth Properties, Inc.	459,228
15,200	Macerich Co.	978,576
26,947	Simon Property Group, Inc.	4,272,716
		5,710,520
REITs-Shopping Centers: 8.08%
11,700	Developers Diversified Realty Corp.	203,814
33,902	Excel Trust, Inc.	462,762
7,946	Federal Realty Investment Trust	858,486
45,700	Kimco Realty Corp.	1,023,680
5,000	Ramco-Gershenson Properties Trust	84,000
27,380	Retail Opportunity Investments Corp.	383,594
5,100	Tanger Factory Outlet Centers, Inc.	184,518
3,200	Taubman Centers, Inc.	248,512
19,366	Weingarten Realty Investors, Inc.	610,997
		4,060,363
REITs-Storage: 2.89%
7,300	Public Storage, Inc.	1,111,936
5,300	Sovran Self Storage, Inc.	341,797
		1,453,733
REITs-Warehouse/Industrial: 6.70%
29,300	First Industrial Realty Trust, Inc.	501,909
6,793	First Potomac Realty Trust	100,740
43,905	ProLogis	1,755,322
18,900	STAG Industrial, Inc.	402,003
33,800	Terreno Realty Corp.	607,724
		3,367,698
	Total Common Stocks (Cost $34,312,210)	47,804,149
	Total Investments: 95.04% (Cost $34,312,210)	47,804,149
	Net Other Assets and Liabilities: 4.96%	2,494,738
	Net Assets: 100.00%	$50,298,887

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Investment Abbreviations:

REIT - Real Estate Investment Trust

Portfolio of Investments (Note 1)

Forward Real Estate Long/Short Fund

March 31, 2013 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 98.34%
Hotels & Motels: 0.22%
75,000	Overseas Union Enterprise, Ltd.	$185,633
Oil, Gas & Consumable Fuels: 0.25%
10,000	Peabody Energy Corp.	211,500
Real Estate Operating/Development: 7.27%
21,020,000	CSI Properties, Ltd.	974,834
82,030	Forest City Enterprises, Inc., Class A(a)(b)	1,457,674
81,000	Global Logistic Properties, Ltd.	171,097
102,000	Great Eagle Holdings, Ltd.	417,195
75,000	Hysan Development Co., Ltd.	378,742
226,000	Soundwill Holdings, Ltd.	576,460
51,600	Terreno Realty Corp.	927,768
222,218	Thomas Properties Group, Inc.	1,139,978
		6,043,748
REITs-Apartments: 16.52%
5,000	American Campus Communities, Inc.(a)	226,700
24,500	Apartment Investment & Management Co., Class A(a)	751,170
43,388	Associated Estates Realty Corp.	808,752
22,542	AvalonBay Communities, Inc.(a)	2,855,395
17,800	Camden Property Trust(a)	1,222,504
93,908	Campus Crest Communities, Inc.	1,305,321
56,400	Equity Residential(a)	3,105,384
5,000	Essex Property Trust, Inc.(a)	752,900
20,500	Home Properties, Inc.(a)	1,300,110
58,308	UDR, Inc.(a)	1,410,471
		13,738,707
REITs-Diversified: 11.23%
16,000	Astro Japan Property Group	60,636
45,900	Cousins Properties, Inc.	490,671
39,500	Digital Realty Trust, Inc.(a)	2,642,945
112,274	Lexington Realty Trust(a)	1,324,833
32,237	Vornado Realty Trust(a)	2,696,303
17,000	Washington Real Estate Investment Trust	473,280
130,932	Winthrop Realty Trust(a)	1,647,125
		9,335,793
REITs-Health Care: 6.13%
24,500	Health Care REIT, Inc.(a)	1,663,795
59,266	Senior Housing Properties Trust(a)	1,590,107
25,164	Ventas, Inc.(a)	1,842,005
		5,095,907
REITs-Hotels: 8.94%
77,668	Chatham Lodging Trust(a)	1,367,733
32,100	Chesapeake Lodging Trust(a)	736,374
112,256	DiamondRock Hospitality Co.(a)	1,045,103
100,725	FelCor Lodging Trust, Inc.(a)(b)	599,314

72,400	Hersha Hospitality Trust	422,816
100,215	Host Hotels & Resorts, Inc.(a)	1,752,761
17,900	RLJ Lodging Trust	407,404
51,400	Strategic Hotels & Resorts, Inc.(b)	429,190
64,106	Summit Hotel Properties, Inc.(a)	671,190
		7,431,885
REITs-Mortgage: 4.07%
106,620	Arbor Realty Trust, Inc.	835,901
200,582	iStar Financial, Inc.(a)(b)	2,184,338
46,100	RAIT Financial Trust	367,417
		3,387,656
REITs-Office Property: 17.30%
12,858	Alexandria Real Estate Equities, Inc.(a)	912,661
12,300	BioMed Realty Trust, Inc.	265,680
30,251	Boston Properties, Inc.(a)	3,057,165
25,800	Brandywine Realty Trust(a)	383,130
9,900	Corporate Office Properties Trust	264,132
9,900	Douglas Emmett, Inc.(a)	246,807
17,500	DuPont Fabros Technology, Inc.	424,725
31,400	Government Properties Income Trust(a)	807,922
53,100	HCP, Inc.(a)	2,647,565
64,985	Hudson Pacific Properties, Inc.(a)	1,413,424
7,800	Kilroy Realty Corp.(a)	408,720
13,600	Mack-Cali Realty Corp.(a)	389,096
464,813	MPG Office Trust, Inc.(b)	1,278,236
14,118	Parkway Properties, Inc.	261,889
18,801	SL Green Realty Corp.(a)	1,618,954
		14,380,106
REITs-Regional Malls: 7.60%
39,300	General Growth Properties, Inc.	781,284
31,700	Macerich Co.(a)	2,040,846
22,047	Simon Property Group, Inc.(a)	3,495,772
		6,317,902
REITs-Residential: 0.81%
13,613	Sun Communities, Inc.	671,529
REITs-Shopping Centers: 8.09%
23,300	DDR Corp.(a)	405,886
71,296	Excel Trust, Inc.	973,190
13,989	Federal Realty Investment Trust(a)	1,511,372
76,200	Kimco Realty Corp.(a)	1,706,880
28,492	Ramco-Gershenson Properties Trust(a)	478,666
55,920	Retail Opportunity Investments Corp.(a)	783,439
10,600	Tanger Factory Outlet Centers, Inc.(a)	383,508
42,700	Westfield Group	482,358
		6,725,299
REITs-Specialized: 2.31%
25,000	American Tower Corp.(a)	1,923,000
REITs-Storage: 2.49%
13,600	Public Storage(a)	2,071,552
REITs-Warehouse/Industrial: 5.11%
68,500	First Industrial Realty Trust, Inc.(a)	1,173,405
13,707	First Potomac Realty Trust(a)	203,275
54,647	ProLogis, Inc.(a)	2,184,787
32,200	STAG Industrial, Inc.	684,894
		4,246,361
	Total Common Stocks (Cost $57,540,230)	81,766,578

EXCHANGE-TRADED FUNDS: 0.33%
13,500	iPath S&P 500® VIX Short-Term Futures ETN(b)	273,780
	Total Exchange-Traded Funds (Cost $558,445)	273,780
CONVERTIBLE PREFERRED STOCKS: 1.64%
REITs-Hotels: 1.64%
	FelCor Lodging Trust, Inc.
55,000	Series A, 1.950%(a)	1,365,651
	Total Convertible Preferred Stocks (Cost $943,873)	1,365,651
PREFERRED STOCKS: 12.38%
Financials-Mortgage: 0.94%
	KKR Financial Holdings Llc,
30,000	Series A, 7.375%	781,500
REITs-Diversified: 2.51%
	CapLease, Inc.
26,861	Series A, 8.125%(a)	685,761
28,000	Series B, 8.375%	756,280
	Cousins Properties, Inc.
25,000	Series A, 7.750%(a)	641,000
		2,083,041
REITs-Health Care: 0.99%
	Sabra Health Care REIT, Inc.
32,400	Series A, 7.125%	819,114
REITs-Hotels: 2.18%
	Ashford Hospitality Trust, Inc.
50,700	Series D, 8.450%(a)	1,278,654
	Summit Hotel Properties, Inc.
21,000	7.125%	530,880
		1,809,534
REITs-Mortgage: 0.90%
	iStar Financial, Inc.
31,466	Series G, 7.650%(a)	750,464
REITs-Office Property: 0.90%
	Parkway Properties, Inc.
30,000	Series D, 8.000%	752,100
REITs-Regional Malls: 1.29%
	Glimcher Realty Trust
42,630	Series G, 8.125%(a)	1,073,423
REITs-Shopping Centers: 2.22%
	Kite Realty Group Trust
35,000	Series A, 8.250%(a)	907,900

	Saul Centers, Inc.
5,000	Series C, 6.875%	130,850
	Urstadt Biddle Properties, Inc.
30,000	Series F, 7.125%	808,800
		1,847,550
REITs-Warehouse/Industrial: 0.45%
	First Industrial Realty Trust, Inc.
14,847	Series J, 7.250%	371,769
	Total Preferred Stocks (Cost $7,722,889)	10,288,495

Contracts
OPTIONS PURCHASED: 0.10%
539	CommonWealth REIT, Expires July 2013 at $20.00 Put	74,113
100	CommonWealth REIT, Expires April 2013 at $17.50 Put	500
200	iStar Financial, Inc., Expires July 2013 at $9.00 Put	4,000
	Total Options Purchased (Cost $99,156)	78,613

Principal
Amount
CORPORATE BONDS: 0.49%
REITs-Mortgage: 0.49%
	iStar Financial, Inc., Sr. Unsec. Notes
$390,000	7.125%, 02/15/18	410,475
	Total Corporate Bonds (Cost $390,421)	410,475
	Total Investments: 113.28% (Cost $67,255,014)	94,183,592
	Net Other Assets and Liabilities: (13.28)%	(11,039,927)
	Net Assets: 100.00%	$83,143,665

Percentages are stated as a percent of net assets.

(a)	Security, or portion of security, is being held as collateral for short sales, written option contracts or the line of credit. At period end, the aggregate market value of those securities was $49,872,464, representing 59.98% of net assets.
(b)	Non-income producing security.

Shares		Value (Note 1)
SCHEDULE OF SECURITIES SOLD SHORT
Common Stocks
(35,000)	CBL & Associates Properties, Inc.	$(826,000)
(10,000)	CubeSmart	(158,000)
(40,000)	Duke Realty Corp.	(679,200)
(60,000)	Glimcher Realty Trust	(696,000)

(10,000)	Hovnanian Enterprises, Inc., Class A	(57,700)
(20,000)	Lennar Corp., Class A	(829,600)
(10,000)	Liberty Property Trust	(397,500)
(10,000)	Marriott International, Inc., Class A	(422,300)
(20,000)	Pennsylvania REIT	(387,800)
(10,000)	Rayonier, Inc.	(596,700)
(5,000)	Realty Income Corp.	(226,750)
(10,000)	Regency Centers Corp.	(529,100)
(6,000)	Sherwin-Williams Co.	(1,013,340)
(60,000)	Standard Pacific Corp.	(518,400)
(10,000)	Taubman Centers, Inc.	(776,600)
(30,000)	Wyndham Worldwide Corp.	(1,934,400)
Exchange-Traded Funds
(23,000)	iShares® Dow Jones U.S. Real Estate Index Fund	(1,598,040)
(10,000)	SPDR® S&P® Homebuilders ETF	(299,900)
	Total Securities Sold Short (Proceeds $8,934,558)	$(11,947,330)

Contracts		Value (Note 1)
SCHEDULE OF OPTIONS WRITTEN
(800)	iStar Financial, Inc., Expires January 2014 at $12.00 Call	$(72,000)
(100)	Public Storage, Expires June 2013 at $160.00 Call	(11,000)
(100)	Simon Property Group, Inc., Expires July 2013 at $175.00 Call	(3,400)
	Total Options Written (Proceeds $91,325)	$(86,400)

Investment Abbreviations:

ETF - Exchange-Traded Fund

ETN - Exchange-Traded Note

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipts

Sr. - Senior

Unsec. - Unsecured

Portfolio of Investments (Note 1)

Forward Select EM Dividend Fund

March 31, 2013 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 96.44%
Australia: 0.03%
1,700	GUD Holdings, Ltd.	$12,708
Brazil: 1.85%
139,100	BM&F Bovespa SA	935,479
Chile: 3.90%
19,800	Corpbanca SA, ADR(a)	414,018
41,700	ENTEL Chile SA	882,342
336,300	Vina Concha Y Toro SA	678,128
		1,974,488
China: 5.64%
8,450	China Petroleum & Chemical Corp., ADR(a)	987,974
1,549,276	Goodbaby International Holdings, Ltd.	910,100
24,000	Mindray Medical International, Ltd., ADR(a)	958,560
		2,856,634
Colombia: 1.15%
35,000,000	Bolsa De Valores de Colombia	580,937
Egypt: 1.22%
11,148	Commercial International Bank Egypt SAE	50,176
40,337	Eastern Tobacco	569,149
		619,325
Estonia: 0.86%
34,200	Silvano Fashion Group AS, Class A	120,493
90,000	Silvano Fashion Group AS, Class A, Euro	316,105
		436,598
Hong Kong: 9.76%
2,099,527	China Water Affairs Group, Ltd.	635,602
21,300	Dairy Farm International Holdings, Ltd.	257,730
107,300	First Pacific Co., Ltd., Sponsored ADR(a)	729,640
17,900	Guangdong Investment, Ltd., Unsponsored ADR(a)	792,612
960,000	Kingway Brewery Holdings, Ltd.	378,432
516,000	SJM Holdings, Ltd.	1,288,247
297,163	YGM Trading, Ltd.	857,508
		4,939,771

Indonesia: 10.20%
1,276,000	PT AKR Corporindo Tbk	656,547
5,240,300	PT Astra Graphia Tbk	1,003,031
608,500	PT Bank Mandiri Tbk	626,190
3,025,000	PT Kalbe Farma Tbk	386,005
4,036,500	PT Media Nusantara Citra Tbk	1,173,462
408,000	PT Tambang Batubara Bukit Asam Tbk	604,600
15,800	PT Telekomunikasi Indonesia Tbk, Sponsored ADR(a)	712,264
		5,162,099
Italy: 2.99%
91,325	Danieli & Compagnia Officine Meccaniche SpA	1,515,996
Malaysia: 3.73%
177,870	Eng Kah Corp. Bhd	188,411
327,455	Hartalega Holdings Bhd	521,348
630,000	Malaysia Airports Holdings Bhd	1,178,007
		1,887,766
Mexico: 1.41%
3,000	Fomento Economico Mexicano SAB de CV, Sponsored ADR(a)	340,500
117,000	Grupo Bimbo SAB de CV, Series A	372,746
		713,246
Nigeria: 1.14%
3,500,000	Guaranty Trust Bank Plc	576,159
Pakistan: 0.07%
2,700	HUB Power Co., Sponsored GDR(b)	34,425
Peru: 2.31%
110,000	Alicorp SA	408,147
4,600	Credicorp, Ltd.(a)	763,830
		1,171,977
Russia: 2.80%
16,673	Lukoil OAO, Sponsored ADR(a)	1,075,409
7,000	M Video OJSC	54,913
10,400	Mail.ru Group, Ltd., GDR(b)	288,413
		1,418,735
Singapore: 4.81%
62,299	China Yuchai International, Ltd.(a)	996,161
405,600	OSIM International, Ltd.	652,374
220,000	SembCorp Marine, Ltd.	785,746
		2,434,281
South Africa: 2.68%
47,200	Gold Fields, Ltd., Sponsored ADR(a)	365,800
21,091	Kumba Iron Ore, Ltd., ADR(a)	376,263
26,300	Santam, Ltd.	549,665
11,800	Sibanye Gold, Ltd., Sponsored ADR(a)(c)	66,670
		1,358,398
South Korea: 0.99%
17,000	Grand Korea Leisure Co., Ltd.	500,404

Sri Lanka: 3.20%
900,000	Commercial Bank of Ceylon Plc, Non-Voting Depository Receipt	688,048
619,916	Hatton National Bank Plc, Non-Voting Depository Receipt	644,615
6,000,000	Piramal Glass Ceylon Plc	288,757
		1,621,420
Taiwan: 5.81%
73,300	Asustek Computer, Inc.	871,437
685,500	Formosan Rubber Group, Inc.	511,216
510,500	Kinik Co.	923,604
32,000	TPK Holding Co., Ltd.	635,666
		2,941,923
Thailand: 14.07%
380,000	Charoen Pokphand Foods Pcl	428,206
473,000	Charoen Pokphand Foods Pcl, Non-Voting Depository Receipt	533,003
6,800,000	Jasmine International Pcl	1,520,915
147,966	PTT Exploration & Production Pcl	750,314
95,200	Shin Corp. Pcl	258,439
176,140	Shin Corp. Pcl, Non-Voting Depository Receipt	478,168
150,000	Siam Commercial Bank Pcl, Non-Voting Depository Receipt	909,169
822,700	SNC Former Pcl, Non-Voting Depository Receipt	668,611
400,000	Supalai Pcl, Non-Voting Depository Receipt	284,104
264,800	Supalai Public Co., Ltd.	188,077
3,000,000	Thai Tap Water Supply Pcl	1,106,367
		7,125,373
Turkey: 8.47%
273,600	Anadolu Hayat Emeklilik AS	907,312
171,300	Cimsa Cimento Sanayi VE Tica	1,055,654
85,000	Netas Telekomunikasyon AS	509,728
171,000	Tekfen Holding AS	733,411
32,900	Turk Traktor ve Ziraat Makineleri AS	1,081,937
		4,288,042
Ukraine: 0.95%
27,005	MHP SA, GDR(b)(c)	479,339
United Kingdom: 3.65%
30,800	Bank of Georgia Holdings Plc	720,709
23,950	Standard Chartered Plc	619,920
12,000	Unilever Plc, Sponsored ADR(a)	506,880
		1,847,509
United States: 1.43%
5,000	Philip Morris International, Inc.(a)	463,550
26,200	RAIT Financial Trust	208,814
600	Watsco, Inc.	50,508
		722,872

Vietnam: 1.32%
712,500	Military Commercial Joint Stock Bank	438,881
42,000	Viet Nam Dairy Products JSC	230,631
		669,512
	Total Common Stocks (Cost $43,971,365)	48,825,416
PREFERRED STOCKS: 0.89%
Brazil: 0.89%
10,700	Companhia de Bebidas das Americas, Preferred ADR(a)	452,931
	Total Preferred Stocks (Cost $410,142)	452,931
WARRANTS: 0.01%
Malaysia: 0.01%
16,170	Eng Kah Corp. Bhd, Warrants, Strike Price $3.50 (expiring 09/25/17)(c)	2,663
4,140	Hartalega Holdings Bhd, Warrants, Strike Price 4.14 MYR (expiring 05/24/15)(c)	1,511
		4,174
	Total Warrants (Cost $0)	4,174

Principal Amount
COLLATERALIZED MORTGAGE OBLIGATIONS: 3.54%
United States: 3.54%
	FHLMC, REMICS
$3,536,754	2.500%, 04/01/43(d)	406,727
750,312	3.000%, 06/15/27(d)(e)	88,034
371,624	3.000%, 09/15/31(d)	41,135
3,040,331	3.000%, 05/15/26(d)	295,158
1,330,538	3.500%, 12/15/26(d)	137,765
789,220	4.000%, 05/15/26(d)	80,705
132,651	6.597%, 04/15/38(d)(e)	21,223
	FNMA, REMICS
1,634,345	3.000%, 06/25/27(d)	195,471
126,021	5.000%, 03/25/23(d)	9,927
71,038	5.000%, 03/25/24(d)	6,370
1,873,977	6.206%, 06/25/37(d)(e)	341,412
35,303	6.296%, 08/25/36(d)(e)	7,815
61,793	7.000%, 06/25/33(d)	9,895
	GNMA, REMICS
381,560	4.500%, 05/16/35(d)	34,206
87,792	5.497%, 12/20/38(d)(e)	13,321
415,200	6.397%, 09/16/33(d)(e)	85,772
106,392	6.500%, 03/20/39(d)	19,820
		1,794,756

Total Collateralized Mortgage Obligations (Cost $1,935,022)	1,794,756
Total Investments: 100.88% (Cost $46,316,529)	51,077,277
Net Other Assets and Liabilities: (0.88)%	(447,388)
Net Assets: 100.00%	$50,629,889

Percentages are stated as a percent of net assets.

(a)	Security, or portion of security, is being held as collateral for the line of credit. At period end, the aggregate market value of those securities was $9,134,743, representing 18.04% of net assets.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $802,177 representing 1.58% of net assets.
(c)	Non-income producing security.
(d)	Interest only security.
(e)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2013.

Investment Abbreviations:

ADR - American Depositary Receipt

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GDR - Global Depositary Receipt

GNMA - Government National Mortgage Association

REMICS - Real Estate Mortgage Investment Conduits

Currency Abbreviations:

MYR- Malaysian Ringgit

Portfolio of Investments (Note 1)

Forward Select Income Fund

March 31, 2013 (Unaudited)

		Value
Shares		(Note 1)
COMMON STOCKS: 24.25%
Medical-Nursing Homes: 0.73%
529,600	Brookdale Senior Living, Inc.(a)	$14,765,248
Oil, Gas & Consumable Fuels: 0.13%
130,600	New Source Energy Partners LP(a)	2,651,180
REITs-Apartments: 2.27%
740,000	Associated Estates Realty Corp.	13,793,600
1,800,000	Campus Crest Communities, Inc.	25,020,000
135,000	Equity Residential	7,433,100
		46,246,700
REITs-Diversified: 3.85%
2,710,000	Lexington Realty Trust	31,978,000
150,000	Liberty Property Trust	5,962,500
1,200,000	Spirit Realty Capital, Inc.	22,800,000
583,500	Whitestone REIT, Class B	8,834,190
690,000	Winthrop Realty Trust(b)	8,680,200
		78,254,890
REITs-Health Care: 1.56%
250,000	Healthcare Realty Trust, Inc.	7,097,500
850,000	Sabra Health Care REIT, Inc.(b)	24,658,500
		31,756,000
REITs-Hotels: 4.07%
1,050,000	Chatham Lodging Trust(b)	18,490,500
1,700,000	Hospitality Properties Trust	46,648,000
2,100,000	Strategic Hotels & Resorts, Inc.(a)	17,535,000
		82,673,500
REITs-Manufactured Homes: 0.97%
400,000	Sun Communities, Inc.	19,732,000
REITs-Mortgage: 0.85%
245,000	Ares Commercial Real Estate Corp.	4,145,400
4,150,000	Chimera Investment Corp.	13,238,500
		17,383,900
REITs-Office Property: 2.29%
750,000	BioMed Realty Trust, Inc.	16,200,000
109,300	Corporate Office Properties Trust	2,916,124
220,000	Digital Realty Trust, Inc.	14,720,200
450,000	Mack-Cali Realty Corp.	12,874,500
		46,710,824
REITs-Residential: 0.57%
350,000	American Homes 4Rent, Class A(a)(c)	6,081,250
250,000	American Residential Properties, Inc.(a)(c)	5,625,000
		11,706,250

REITs-Shopping Centers: 3.54%
825,000	AmREIT, Inc., Class B	16,054,500
1,230,000	Excel Trust, Inc.(b)	16,789,500
720,000	Retail Opportunity Investments Corp.	10,087,200
1,675,000	Retail Properties of America, Inc., Class A	24,790,000
200,000	Urstadt Biddle Properties, Inc., Class A	4,352,000
		72,073,200
REITs-Warehouse/Industrial: 3.42%
2,195,000	STAG Industrial, Inc.(b)	46,687,650
2,200,000	Summit Hotel Properties, Inc.(b)	23,034,000
		69,721,650
	Total Common Stocks (Cost $401,211,225)	493,675,342
EXCHANGE-TRADED FUNDS: 0.71%
710,000	ProShares® UltraShort Real Estate Fund(a)	14,555,000
	Total Exchange-Traded Funds (Cost $19,675,905)	14,555,000
CONVERTIBLE PREFERRED STOCKS: 5.81%
REITs-Diversified: 0.73%
	Lexington Realty Trust
303,428	Series C, 6.500%(b)	14,922,589
REITs-Hotels: 1.44%
	FelCor Lodging Trust, Inc.
1,177,888	Series A, 1.950%(b)	29,246,959
REITs-Office Property: 1.07%
	CommonWealth REIT
910,982	Series D, 6.500%(b)	21,799,799
REITs-Shopping Centers: 1.26%
	Excel Trust, Inc.
400,000	Series A, 7.000%(b)(c)	10,293,760
	Ramco-Gershenson Properties Trust
245,700	Series D, 7.250%(b)	15,386,963
		25,680,723
REITs-Specialized: 1.31%
	EPR Properties
248,700	Series C, 5.750%(b)	5,712,639
644,101	Series E, 9.000%(b)	20,894,636
		26,607,275
	Total Convertible Preferred Stocks (Cost $95,271,097)	118,257,345
PREFERRED STOCKS: 62.00%
Oil, Gas & Consumable Fuels: 0.28%
	TravelCenters of America Llc
220,000	8.250%	5,654,000

Real Estate Management/Services: 0.38%
	Kennedy-Wilson, Inc.
300,000	7.750%	7,767,000
Real Estate Operating/Development: 1.65%
	Forest City Enterprises, Inc.
1,320,323	7.375%(b)	33,575,814
REITs-Apartments: 2.76%
	Apartment Investment & Management Co.
120,000	Series Z, 7.000%	3,198,000
	Campus Crest Communities, Inc.
192,500	Series A, 8.000%	5,407,325
	Equity Residential
361,200	Series K, 8.290%(b)	23,523,150
	Essex Property Trust, Inc.
277,795	Series H, 7.125%(b)	7,386,569
	UMH Properties, Inc.
630,000	Series A, 8.250%(b)	16,758,000
		56,273,044
REITs-Diversified: 8.59%
	CapLease, Inc.
536,048	Series A, 8.125%(b)	13,685,305
608,900	Series B, 8.375%	16,446,389
168,000	Series C, 7.250%	4,413,360
	Cousins Properties, Inc.
369,293	Series A, 7.750%	9,468,673
332,989	Series B, 7.500%(b)	8,456,256
	Duke Realty Corp.
350,000	Series L, 6.600%(b)	8,928,500
	DuPont Fabros Technology, Inc.
1,147,000	Series A, 7.875%(b)	30,888,709
567,850	Series B, 7.625%(b)	15,326,272
	Investors Real Estate Trust
412,000	7.950%	10,839,720
	Lexington Realty Trust
666,942	Series D, 7.550%(b)	16,726,905
	Winthrop Realty Trust
520,000	7.750%	13,520,000
950,000	Series D, 9.250%	26,267,500
		174,967,589
REITs-Health Care: 1.74%
	Sabra Health Care REIT, Inc.
1,200,000	Series A, 7.125%	30,337,560
	Ventas Realty LP / Ventas Capital Corp.
200,000	5.450%	5,046,000
		35,383,560
REITs-Hotels: 10.19%
	Ashford Hospitality Trust, Inc.
210,600	Series A, 8.550%(b)	5,328,180
1,402,300	Series D, 8.450%(b)	35,366,007
683,000	Series E, 9.000%(b)	18,857,630
	Chesapeake Lodging Trust
400,000	7.750%	11,136,000
	FelCor Lodging Trust, Inc.
1,399,574	Series C, 8.000%(b)	35,241,273
	Hersha Hospitality Trust
722,589	Series B, 8.000%(b)	18,989,639
275,000	Series C, 6.875%	7,051,000
	Hospitality Properties Trust

344,070	Series C, 7.000%(b)	8,746,259
	LaSalle Hotel Properties
661,018	Series G, 7.250%(b)	16,604,772
120,000	Series H, 7.500%	3,207,600
	Pebblebrook Hotel Trust
471,979	Series A, 7.875%(b)	12,656,117
145,000	Series B, 8.000%(b)	3,965,750
	Summit Hotel Properties, Inc.
325,000	7.125%	8,216,000
103,888	Series B, 7.875%	2,695,894
	Sunstone Hotel Investors, Inc.
727,592	Series D, 8.000%(b)	19,412,155
		207,474,276
REITs-Industrial: 0.77%
	Coresite Realty Corp.
600,000	Series A, 7.250%	15,720,000
REITs-Manufactured Homes: 0.84%
	Equity Lifestyle Properties, Inc.
657,290	Series C, 6.750%(b)	17,010,665
REITs-Mortgage: 5.49%
	Colony Financial, Inc.
1,075,000	Series A, 8.500%	28,928,249
	iStar Financial, Inc.
484,011	Series D, 8.000%(b)	11,867,950
961,299	Series E, 7.875%(b)	23,080,789
642,811	Series F, 7.800%(b)	15,363,183
848,247	Series G, 7.650%(b)	20,230,691
516,552	Series I, 7.500%(b)	12,283,607
		111,754,469
REITs-Office Property: 4.79%
	Alexandria Real Estate Equities, Inc.
102,798	Series D, 7.000%(b)	2,826,945
	Corporate Office Properties Trust
10,425	Series H, 7.500%	264,691
96,846	Series J, 7.625%(b)	2,424,055
200,000	Series L, 7.375%	5,262,000
	Highwoods Properties, Inc.
2,624	Series A, 8.625%	3,237,196
	Hudson Pacific Properties, Inc.
935,686	Series B, 8.375%(b)	25,146,561
	Parkway Properties, Inc.
1,297,158	Series D, 8.000%(b)	32,519,751
	SL Green Realty Corp.
918,128	Series C, 7.625%(b)	23,201,095
100,000	Series I, 6.500%	2,588,000
		97,470,294
REITs-Regional Malls: 5.89%
	CBL & Associates Properties, Inc.
2,289,109	Series D, 7.375%(b)	57,960,240
	Glimcher Realty Trust
450,000	6.875%	11,362,500
1,492,566	Series G, 8.125%(b)	37,582,812
138,361	Series H, 7.500%	3,633,360
	Taubman Centers, Inc.
375,000	Series K, 6.250%	9,371,250
		119,910,162

REITs-Residential: 0.38%
	Sun Communities, Inc.
300,000	Series A, 7.125%	7,665,000
REITs-Shopping Centers: 9.77%
	Cedar Realty Trust, Inc.
417,565	Series B, 7.250%	10,501,760
	DDR Corp.
1,568,101	Series H, 7.375%(b)	39,547,507
	Excel Trust, Inc.
755,500	Series B, 8.125%	19,710,995
	Inland Real Estate Corp.
520,000	Series A, 8.125%(b)	13,946,400
	Kite Realty Group Trust
565,000	Series A, 8.250%(b)	14,656,100
	Retail Properties of America, Inc.
250,000	7.000%	6,327,500
	Saul Centers, Inc.
264,251	Series A, 8.000%(b)	6,870,526
410,000	Series C, 6.875%	10,729,700
	Urstadt Biddle Properties, Inc.
481,400	Series D, 7.500%(b)	12,533,249
810,000	Series F, 7.125%	21,837,600
	Weingarten Realty Investors
250,000	Senior Notes, 8.100%(b)	5,717,500
1,446,163	Series F, 6.500%(b)	36,587,924
		198,966,761
REITs-Specialized: 0.25%
	EPR Properties
200,000	Series F, 6.625%	5,140,000
REITs-Warehouse/Industrial: 8.23%
	First Industrial Realty Trust, Inc.
13,600	Series F, 6.236%	12,087,000
627,997	Series J, 7.250%	15,725,045
142,740	Series K, 7.250%	3,609,181
	First Potomac Realty Trust
993,750	Series A, 7.750%(b)	25,837,500
	Monmouth Real Estate Investment Corp.
473,028	7.875%	12,516,321
432,050	Series A, 7.625%(b)	11,203,057
	Prologis, Inc.
253,047	Series M, 6.750%(b)	6,328,705
323,069	Series O, 7.000%(b)	8,073,494
469,707	Series P, 6.850%(b)	11,749,721
396,380	Series Q, 8.540%(b)	25,244,451
435,165	Series R, 6.750%(b)	10,913,938
302,803	Series S, 6.750%(b)	7,591,271
	STAG Industrial, Inc.
275,000	Series A, 9.000%	7,449,750
	Summit Hotel Properties, Inc.
279,171	Series A, 9.250%	7,660,452
	Terreno Realty Corp.
60,000	Series A, 7.750%	1,591,800
		167,581,686
	Total Preferred Stocks (Cost $1,064,116,370)	1,262,314,320

Principal
Amount
CORPORATE BONDS: 7.48%
Other: 1.10%
	JC Penney Corp., Inc., Sr. Unsec. Notes
$8,000,000	7.400%, 04/01/37	6,420,000
21,810,000	7.625%, 03/01/97	16,003,088
		22,423,088
Real Estate Management/Services: 0.49%
	BR Malls International Finance, Ltd., Gtd. Notes
9,000,000	8.500%, Perpetual Maturity (b)(c)(d)	9,956,250
Real Estate Operating/Development: 0.34%
	Forest City Enterprises, Inc., Sr. Unsec. Notes
7,143,000	6.500%, 02/01/17 (b)	6,946,568
REITs-Mortgage: 1.50%
	iStar Financial, Inc., Sr. Unsec. Notes
17,810,000	7.125%, 02/15/18	18,745,025
10,500,000	9.000%, 06/01/17	11,786,250
		30,531,275
REITs-Specialized: 0.49%
	CNL Lifestyle Properties, Inc., Sr. Unsec. Notes
10,000,000	7.250%, 04/15/19	10,050,000
REITs-Warehouse/Industrial: 1.54%
	First Industrial LP, Sr. Unsec. Notes
8,000,000	5.950%, 05/05/17 (b)	8,690,664
19,019,000	7.600%, 07/15/28 (b)	22,562,772
		31,253,436
Retail-Toy Store: 2.02%
	Toys R Us - Delaware, Inc., First Lien Notes
10,910,000	7.375%, 09/01/16 (c)	11,223,663
	Toys R Us Property Co., I Llc, Gtd. Notes
26,355,000	10.750%, 07/15/17 (b)	28,496,343
	Toys R Us Property Co., II Llc, First Lien Notes
1,285,000	8.500%, 12/01/17	1,363,706
		41,083,712
	Total Corporate Bonds
	(Cost $139,757,978)	152,244,329
	Total Investments: 100.25%
	(Cost $1,720,032,575)	2,041,046,336
	Net Other Assets and Liabilities: (0.25)%	(5,072,388)
	Net Assets: 100.00%	$2,035,973,948

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Security, or portion of security, is being held as collateral for short sales, written option contracts or the line of credit. At period end, the aggregate market value of those securities was $801,741,268, representing 39.38% of net assets.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $43,179,923, representing 2.12% of net assets.
(d)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

		Value
Shares		(Note 1)
SCHEDULE OF SECURITIES SOLD SHORT
Exchange-Traded Funds
(975,000)	iShares® Dow Jones U.S. Real Estate Index Fund	$(67,743,000)
	Total Securities Sold Short
	(Proceeds $67,304,650)	$(67,743,000)

Investment Abbreviations:

Gtd. - Guaranteed

REIT - Real Estate Investment Trust

Sr. - Senior

Unsec. - Unsecured

Portfolio of Investments (Note 1)

Forward Small Cap Equity Fund

March 31, 2013 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 90.40%
Consumer Discretionary: 18.12%
24,500	AFC Enterprises, Inc.(a)	$890,085
5,000	AMC Networks, Inc., Class A(a)	315,900
5,000	Arctic Cat, Inc.(a)	218,500
70,000	Christopher & Banks Corp.(a)	450,100
20,000	Dana Holding Corp.	356,600
10,000	Deckers Outdoor Corp.(a)	556,900
15,000	Domino’s Pizza, Inc.	771,600
20,000	IMAX Corp.(a)	534,600
7,500	Lamar Advertising Co., Class A(a)	364,575
10,000	Lions Gate Entertainment Corp.(a)	237,700
15,000	Movado Group, Inc.	502,800
10,000	Pier 1 Imports, Inc.	230,000
20,000	Regal Entertainment Group, Class A	333,400
10,000	Sotheby’s	374,100
75,000	Valuevision Media, Inc.(a)	259,500
		6,396,360
Consumer Staples: 2.01%
6,000	Annie’s, Inc.(a)	229,560
15,000	National Beverage Corp.	210,750
15,800	Whitewave Foods Co., Class A(a)	269,706
		710,016
Energy: 3.63%
80,000	Kodiak Oil & Gas Corp.(a)	727,200
1,400	Lufkin Industries, Inc.	92,946
2,500	PDC Energy, Inc.(a)	123,925
5,000	Western Refining, Inc.	177,050
10,000	WPX Energy, Inc.(a)	160,200
		1,281,321
Financials: 13.54%
20,000	BioMed Realty Trust, Inc.	432,000
10,000	Community Bank System, Inc.	296,300
3,900	DuPont Fabros Technology, Inc.	94,653
10,000	Evercore Partners, Inc., Class A	416,000
100,000	FelCor Lodging Trust, Inc.(a)	595,000
30,000	Glacier Bancorp, Inc.	569,400
50,000	MPG Office Trust, Inc.(a)	137,500
15,000	PHH Corp.(a)	329,400
58,100	RAIT Financial Trust	463,057
50,000	Strategic Hotels & Resorts, Inc.(a)	417,500
5,000	SVB Financial Group(a)	354,700
25,000	TCF Financial Corp.	374,000
15,000	ViewPoint Financial Group, Inc.	301,650
		4,781,160
Health Care: 21.29%
25,000	Aegerion Pharmaceuticals, Inc.(a)	1,008,500
15,000	Air Methods Corp.	723,600
40,000	Cepheid, Inc.(a)	1,534,800

26,000	Clovis Oncology, Inc.(a)	745,420
200,000	Dynavax Technologies Corp.(a)	444,000
10,500	HeartWare International, Inc.(a)	928,515
20,000	HMS Holdings Corp.(a)	543,000
75,000	Neurocrine Biosciences, Inc.(a)	910,500
40,000	Orexigen Therapeutics, Inc.(a)	250,000
100,000	Targacept, Inc.(a)	428,000
		7,516,335
Industrials: 9.44%
10,000	Actuant Corp., Class A	306,200
10,000	Colfax Corp.(a)	465,400
10,000	Genesee & Wyoming, Inc., Class A(a)	931,100
20,000	Great Lakes Dredge & Dock Corp.	134,600
40,000	Hexcel Corp.(a)	1,160,400
15,000	Thermon Group Holdings, Inc.(a)	333,150
		3,330,850
Information Technology: 14.25%
20,000	21Vianet Group, Inc., ADR(a)	188,000
5,000	Anixter International, Inc.	349,600
5,000	Aruba Networks, Inc.(a)	123,700
15,000	Ciena Corp.(a)	240,150
7,500	FEI Co.	484,125
20,000	Freescale Semiconductor, Ltd.(a)	297,800
35,000	InvenSense, Inc.(a)	373,800
20,000	Jive Software, Inc.(a)	304,000
10,000	Manhattan Associates, Inc.(a)	742,900
35,000	Millennial Media, Inc.(a)	222,250
20,000	NeoPhotonics Corp.(a)	102,200
30,000	OmniVision Technologies, Inc.(a)	413,400
12,500	OpenTable, Inc.(a)	787,250
10,000	Splunk, Inc.(a)	400,300
		5,029,475
Materials: 6.58%
10,000	Axiall Corp.	621,600
250,000	Hecla Mining Co.	987,500
30,000	Horsehead Holding Corp.(a)	326,400
30,000	Stillwater Mining Co.(a)	387,900
		2,323,400
Utilities: 1.54%
5,000	California Water Service Group	99,500
15,201	Connecticut Water Service, Inc.	444,325
		543,825
	Total Common Stocks (Cost $27,402,486)	31,912,742
AFFILIATED INVESTMENT COMPANIES: 0.99%
350,051	Forward U.S. Government Money Fund Class Z, 0.010% 7-day yield	350,051
	Total Affiliated Investment Companies (Cost $350,051)	350,051

Principal Amount
CONVERTIBLE CORPORATE BONDS: 1.53%
Health Care: 1.53%
	KV Pharmaceutical Co., Sub. Notes
$3,000,000	2.500%, 05/16/33(b)	540,000
	Total Convertible Corporate Bonds (Cost $543,914)	540,000
	Total Investments: 92.92% (Cost $28,296,451)	32,802,793
	Net Other Assets and Liabilities: 7.08%	2,498,132
	Net Assets: 100.00%	$35,300,925

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security in default on interest payments.

Investment Abbreviations:

ADR- American Depositary Receipt

Sub.- Subordinated

Portfolio of Investments (Note 1)

Forward Strategic Alternatives Fund

March 31, 2013 (Unaudited)

Shares		Value (Note 1)
EXCHANGE-TRADED FUNDS: 42.60%
6,300	PIMCO Enhanced Short Maturity ETF	$639,576
15,100	iShares® Dow Jones U.S. Real Estate Index Fund	1,049,148
17,000	iShares® FTSE EPRA/NAREIT Developed Asia Index Fund	608,940
18,400	iShares® FTSE NAREIT Industrial/Office Capped Index Fund	578,128
24,800	SPDR® Dow Jones International Real Estate ETF	1,066,648
	Total Exchange-Traded Funds (Cost $3,714,341)	3,942,440

Principal
Amount
CORPORATE BONDS: 9.84%
Financials: 9.84%
	Bank of America Corp., Sr. Unsec. Notes
$1,000,000	0.204%, 11/25/13(a)	910,861
	Total Corporate Bonds (Cost $1,000,000)	910,861
	Total Investments: 52.44% (Cost $4,714,341)	4,853,301
	Net Other Assets and Liabilities: 47.56%	4,401,803	(b)
	Net Assets: 100.00%	$9,255,104

Percentages are stated as a percent of net assets.

(a)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2013.
(b)	Includes cash which is being held as collateral for futures contracts and swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain
Barclays Capital	Barclays Capital Intelligent Carry Index	—	Total Return	12/20/13	$3,000,000	$56,163
Total of Total Return Swap Contracts					$3,000,000	$56,163

FUTURES CONTRACTS

Description	Position	Contracts	Expiration Date	Value	Unrealized Loss
Euro FX Currency Futures	Long	4	06/18/13	$641,150	$(9,436)
Total Futures Contracts				$641,150	$(9,436)

Investment Abbreviations:

EPRA - European Public Real Estate Association

ETF - Exchange-Traded Fund

FTSE - Financial Times Stock Exchange

NAREIT - National Association of Real Estate Investment Trusts

SPDR - Standard & Poor’s Depositary Receipts

Sr. - Senior

Unsec. - Unsecured

Portfolio of Investments (Note 1)

Forward Tactical Enhanced Fund

March 31, 2013 (Unaudited)

Value (Note 1)
Total Investments: 0.00% (Cost $0)	$0
Net Other Assets and Liabilities: 100.00%	66,711,949
Net Assets: 100.00%	$66,711,949

Percentages are stated as a percent of net assets.

Portfolio of Investments (Note 1)

Forward Tactical Growth Fund

March 31, 2013 (Unaudited)

Par Value		Value (Note 1)
SHORT-TERM SECURITIES: 76.02%
	U.S. Treasury Bills, Discount Notes
$50,000,000	0.101%, due 07/25/13(a)	$49,988,800
50,000,000	0.091%, due 06/27/13(a)	49,991,250
100,000,000	0.090%, due 05/16/13(a)	99,988,750
68,000,000	0.087%, due 08/29/13(a)	67,975,248
65,000,000	0.083%, due 08/01/13(a)	64,982,905
175,000,000	0.080%, due 06/06/13(a)	174,983,200
175,000,000	0.061%, due 04/25/13(a)	174,992,942
	Total Short-Term Securities (Cost $682,886,211)	682,903,095
	Total Investments: 76.02% (Cost $682,886,211)	682,903,095
	Net Other Assets and Liabilities: 23.98%	215,429,632	(b)
	Net Assets: 100.00%	$898,332,727

Percentages are stated as a percent of net assets.

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for futures contracts.

FUTURES CONTRACTS

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain
E-mini S&P 500® Futures	Long	7,095	06/24/13	$554,367,825	$10,094,411
Total Futures Contracts				$554,367,825	$10,094,411

Investment Abbreviations:

S&P - Standard & Poor’s

Portfolio of Investments (Note 1)

Forward U.S. Government Money Fund

March 31, 2013 (Unaudited)

Principal		Value
Amount		(Note 1)
U.S. AGENCY BONDS: 8.12%
Federal Home Loan Bank (FHLB): 1.88%
	Federal Home Loan Bank
$720,000	3.625%, 10/18/13	$733,411
	Federal Home Loan Bank
920,000	4.000%, 09/06/13	934,763
		1,668,174
Federal Home Loan Mortgage Corporation (FHLMC): 0.61%
	Federal Home Loan Mortgage Corporation
530,000	4.125%, 09/27/13	539,971
Federal National Mortgage Association (FNMA): 5.63%
	Federal National Mortgage Association
3,000,000	1.000%, 09/23/13	3,010,926
	Federal National Mortgage Association
381,000	1.125%, 09/30/13	382,666
	Federal National Mortgage Association
1,555,000	4.625%, 10/15/13	1,591,985
		4,985,577
	Total U.S. Agency Bonds
	(Cost $7,193,722)	7,193,722
OTHER COMMERCIAL PAPER: 5.65%
Short-Term Securities: 5.65%
	Westpac Banking Corp., Variable Rate
5,000,000	0.350%, 03/29/13, 11/01/13(a)(b)(c)	5,000,000
	Total Other Commercial Paper (Cost $5,000,000)	5,000,000
REPURCHASE AGREEMENTS: 81.28%
15,000,000	G.X. Clarke & Co., 0.270%, dated 03/31/13 and maturing 04/03/13 with a repurchase amount of $15,000,338, collateralized by several FNMA, FFCB, FHLB, FHLMC and U.S. Government Agency Securities with rates ranging from 0.000% to 6.250% and with maturity dates ranging from 09/13/13 to 04/01/36 with a collateral value of $15,314,309.	15,000,000

15,000,000	G.X. Clarke & Co., 0.280%, dated 03/31/13 and maturing 04/04/13 with a repurchase amount of $15,000,467, collateralized by several FHLMC and FNMA Securities with rates ranging from 0.500% to 5.250% and with maturity dates ranging from 10/28/13 to 10/02/19 with a collateral value of $15,302,366.	15,000,000
15,000,000	G.X. Clarke & Co., 0.280%, dated 03/31/13 and maturing 04/02/13 with a repurchase amount of $15,000,233, collateralized by several FNMA Securities with rates ranging from 3.500% to 6.000% and with maturity dates ranging from 03/01/17 to 01/01/42 with a collateral value of 15,300,230.	15,000,000
12,000,000	G.X. Clarke & Co., 0.260%, dated 03/31/13 and maturing 04/01/13 with a repurchase amount of $12,000,087, collateralized by several FHLMC, FNMA, FAMC, and U.S. Government Agency Securities with rates ranging from 0.000% to 9.000% and with maturity dates ranging from 05/09/13 to 02/15/41 with a collateral value of $12,244,047.	12,000,000
15,000,000	G.X. Clarke & Co., 0.300%, dated 03/31/13 and maturing 04/02/13 with a repurchase amount of $15,000,250, collateralized by several FNMA Securities with rates ranging from 3.500% to 6.000% and with maturity dates ranging from 03/01/17 to 01/01/42 with a collateral value of $15,303,804.	15,000,000
	Total Repurchase Agreements (Cost $72,000,000)	72,000,000
	Total Investments: 95.05% (Cost $84,193,722)	84,193,722
	Net Other Assets and Liabilities: 4.95%	4,385,426
	Net Assets: 100.00%	$88,579,148

Percentages are stated as a percent of net assets.

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $5,000,000, representing 5.65% of net assets.
(b)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(c)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2013. The first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.

Investment Abbreviations:

FFCB - Federal Farm Credit Bank

FAMC - Federal Agricultural Mortgage Corporation

Portfolio of Investments (Note 1)

Forward Balanced Allocation Fund

March 31, 2013 (Unaudited)

Shares		Allocation	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES: 97.83%
155,740	Forward Commodity Long/Short Strategy Fund - Class Z	7.19%	$3,119,479
475,397	Forward EM Corporate Debt Fund - Institutional Class	10.77%	4,673,155
121,330	Forward Extended MarketPlus Fund - Class Z	8.78%	3,809,765
128,464	Forward Frontier Strategy Fund - Class Z	3.14%	1,360,438
211,969	Forward High Yield Bond Fund - Class Z	5.15%	2,234,150
1,185,090	Forward International Dividend Fund - Institutional Class	22.32%	9,682,187
42,610	Forward International Real Estate Fund - Institutional Class	1.76%	764,848
744,618	Forward Investment Grade Fixed-Income Fund - Class Z	20.02%	8,682,246
104,698	Forward Managed Futures Strategy Fund - Class Z	5.05%	2,189,226
38,965	Forward Real Estate Fund - Institutional Class	1.29%	557,985
123,821	Forward Select EM Dividend Fund - Institutional Class	7.19%	3,117,818
225,081	Forward Strategic Alternatives Fund - Class Z	5.17%	2,244,062
	Total Affiliated Investment Companies (Cost $40,112,381)		42,435,359
	Total Investments: 97.83% (Cost $40,112,381)		42,435,359
	Net Other Assets and Liabilities: 2.17%		941,982
	Net Assets: 100.00%		$43,377,341

Percentages are stated as a percent of net assets.

Portfolio of Investments (Note 1)

Forward Growth Allocation Fund

March 31, 2013 (Unaudited)

			Value
Shares		Allocation	(Note 1)
AFFILIATED INVESTMENT COMPANIES: 101.43%
52,775	Forward Commodity Long/Short Strategy Fund - Class Z	2.46%	$1,057,073
151,029	Forward EM Corporate Debt Fund - Institutional Class	3.46%	1,484,617
203,496	Forward Extended MarketPlus Fund - Class Z	14.89%	6,389,783
210,640	Forward Frontier Strategy Fund - Class Z	5.20%	2,230,681
69,335	Forward High Yield Bond Fund - Class Z	1.70%	730,793
1,967,213	Forward International Dividend Fund - Institutional Class	37.46%	16,072,129
94,752	Forward International Real Estate Fund - Institutional Class	3.96%	1,700,792
235,643	Forward Investment Grade Fixed-Income Fund - Class Z	6.40%	2,747,592
104,226	Forward Managed Futures Strategy Fund - Class Z	5.08%	2,179,358
111,007	Forward Real Estate Fund - Institutional Class	3.70%	1,589,614
204,832	Forward Select EM Dividend Fund - Institutional Class	12.02%	5,157,660
219,506	Forward Strategic Alternatives Fund - Class Z	5.10%	2,188,470
	Total Affiliated Investment Companies (Cost $41,533,953)		43,528,562
	Total Investments: 101.43% (Cost $41,533,953)		43,528,562
	Net Other Assets and Liabilities: (1.43)%		(615,064)
	Net Assets: 100.00%		$42,913,498

Percentages are stated as a percent of net assets.

Portfolio of Investments (Note 1)

Forward Growth & Income Allocation Fund

March 31, 2013 (Unaudited)

			Value
Shares		Allocation	(Note 1)
AFFILIATED INVESTMENT COMPANIES: 98.72%
166,368	Forward Commodity Long/Short Strategy Fund - Class Z	7.06%	$3,332,345
306,238	Forward EM Corporate Debt Fund - Institutional Class	6.38%	3,010,315
183,610	Forward Extended MarketPlus Fund - Class Z	12.21%	5,765,354
194,576	Forward Frontier Strategy Fund - Class Z	4.37%	2,060,559
141,777	Forward High Yield Bond Fund - Class Z	3.17%	1,494,331
1,768,093	Forward International Dividend Fund - Institutional Class	30.60%	14,445,318
46,179	Forward International Real Estate Fund - Institutional Class	1.76%	828,917
480,613	Forward Investment Grade Fixed-Income Fund - Class Z	11.87%	5,603,945
115,510	Forward Managed Futures Strategy Fund - Class Z	5.12%	2,415,305
41,986	Forward Real Estate Fund - Institutional Class	1.27%	601,245
184,203	Forward Select EM Dividend Fund - Institutional Class	9.83%	4,638,228
240,435	Forward Strategic Alternatives Fund - Class Z	5.08%	2,397,135
	Total Affiliated Investment Companies (Cost $44,851,199)		46,592,997
	Total Investments: 98.72% (Cost $44,851,199)		46,592,997
	Net Other Assets and Liabilities: 1.28%		604,149
	Net Assets: 100.00%		$47,197,146

Percentages are stated as a percent of net assets.

Portfolio of Investments (Note 1)

Forward Income Builder Fund

March 31, 2013 (Unaudited)

			Value
Shares		Allocation	(Note 1)
AFFILIATED INVESTMENT COMPANIES: 97.73%
523,124	Forward EM Corporate Debt Fund - Institutional Class	24.68%	$5,142,306
184,290	Forward Global Infrastructure Fund - Institutional Class	19.27%	4,013,840
194,216	Forward High Yield Bond Fund - Class Z	9.83%	2,047,039
364,162	Forward International Dividend Fund - Institutional Class	14.28%	2,975,202
40,823	Forward Select EM Dividend Fund - Institutional Class	4.93%	1,027,911
199,442	Forward Select Income Fund - Institutional Class	24.74%	5,153,590
	Total Affiliated Investment Companies (Cost $19,311,440)		20,359,888
	Total Investments: 97.73% (Cost $19,311,440)		20,359,888
	Net Other Assets and Liabilities: 2.27%		472,261
	Net Assets: 100.00%		$20,832,149

Percentages are stated as a percent of net assets.

Portfolio of Investments (Note 1)

Forward Income & Growth Allocation Fund

March 31, 2013 (Unaudited)

			Value
Shares		Allocation	(Note 1)
AFFILIATED INVESTMENT COMPANIES: 95.84%
64,643	Forward Commodity Long/Short Strategy Fund - Class Z	5.28%	$1,294,804
398,788	Forward EM Corporate Debt Fund - Institutional Class	15.99%	3,920,082
42,832	Forward Extended MarketPlus Fund - Class Z	5.48%	1,344,926
42,084	Forward Frontier Strategy Fund - Class Z	1.82%	445,671
178,688	Forward High Yield Bond Fund - Class Z	7.68%	1,883,373
409,455	Forward International Dividend Fund - Institutional Class	13.65%	3,345,244
11,508	Forward International Real Estate Fund - Institutional Class	0.84%	206,566
625,753	Forward Investment Grade Fixed-Income Fund - Class Z	29.75%	7,296,282
59,113	Forward Managed Futures Strategy Fund - Class Z	5.04%	1,236,051
10,089	Forward Real Estate Fund - Institutional Class	0.59%	144,477
42,368	Forward Select EM Dividend Fund - Institutional Class	4.35%	1,066,839
132,033	Forward Strategic Alternatives Fund - Class Z	5.37%	1,316,365
	Total Affiliated Investment Companies (Cost $21,769,385)		23,500,680
	Total Investments: 95.84% (Cost $21,769,385)		23,500,680
	Net Other Assets and Liabilities: 4.16%		1,019,544
	Net Assets: 100.00%		$24,520,224

Percentages are stated as a percent of net assets.

Portfolio of Investments (Note 1)

Forward Multi-Strategy Fund

March 31, 2013 (Unaudited)

			Value
Shares		Allocation	(Note 1)
AFFILIATED INVESTMENT COMPANIES: 103.36%
226,009	Forward Emerging Markets Fund - Institutional Class	15.94%	$2,601,362
32,003	Forward Endurance Long/Short Fund - Institutional Class	5.26%	858,961
363	Forward Extended MarketPlus Fund - Class Z	0.07%	11,397
113,910	Forward Frontier Strategy Fund - Class Z	7.39%	1,206,305
71,396	Forward Global Credit Long/Short Fund - Institutional Class	10.53%	1,718,510
24,362	Forward Global Infrastructure Fund - Institutional Class	3.25%	530,603
334,301	Forward International Dividend Fund - Institutional Class	16.75%	2,731,241
19,477	Forward International Real Estate Fund - Institutional Class	2.14%	349,610
59,831	Forward International Small Companies Fund - Institutional Class	5.38%	878,319
41,780	Forward Managed Futures Strategy Fund - Class Z	5.35%	873,626
52,760	Forward Real Estate Long/Short Fund - Institutional Class	9.74%	1,589,664
38,462	Forward Select Income Fund - Institutional Class	6.09%	993,846
95,402	Forward Tactical Enhanced Fund - Institutional Class	15.47%	2,525,292
	Total Affiliated Investment Companies (Cost $16,472,069)		16,868,736
	Total Investments: 103.36% (Cost $16,472,069)		16,868,736
	Net Other Assets and Liabilities: (3.36)%		(548,572)
	Net Assets: 100.00%		$16,320,164

Percentages are stated as a percent of net assets.

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2013

1. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates: The preparation of Portfolio of Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Portfolio of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the Funds ultimately realize upon sale of the securities. The Portfolio of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on March 31, 2013.

Portfolio Valuation: Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter market, and that are freely transferable, are valued at the last reported sale price or a market’s official closing price on the valuation day, or, if there have been no sales that day, at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts are valued at either the last available sale price or at fair value, in accordance with procedures established by, and under the general supervision of the Board of Trustees.

Debt securities (including convertible debt) that have more than 60 days remaining until maturity or that are credit impaired for which market data is readily available are valued on the basis of the average of the latest bid and ask price. Debt securities that mature in less than 60 days and that are not credit impaired are valued at amortized cost, which approximates fair value, if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity if the original term to maturity exceeds 60 days (unless the Board of Trustees determines that this method does not represent fair value).

The Funds’ independent pricing services (approved by the Board of Trustees) use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

In the event valuation information is not available from independent pricing services for a security held by a Fund, such security may be valued by quotations obtained from dealers that make markets in such securities or otherwise determined based on the fair value of such securities. Because long-term bonds and lower-rated bonds tend to be less liquid, their values may be determined based on fair value (approved by the Board of Trustees) more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

If the independent pricing services do not provide valuation information for swap contracts or structured notes held by a Fund, such swap contracts may be valued by the structuring firm or Forward Management, LLC, the Investment Advisor of the Funds (the “Advisor”) and such structured notes may be valued by the issuer or the Advisor.

Futures and options on futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures and options on futures contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities.

Options on securities and options on indices are valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over-the-counter market and generally are valued based on quotes received from an independent pricing service or one or more dealers that make markets in such securities, or at fair value, in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

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March 31, 2013

Portfolio securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees. Certain Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies and offshore affiliated subsidiaries are valued at the investment company’s or subsidiary’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include, but are not limited to, the analysis of the effect of any restrictions on the sale of the security, product development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes in the issuer’s financial position and any other event that could have a significant impact on the value of the security.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Collateralized Debt Obligations: Certain Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed security. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses. For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO senior tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer

March 31, 2013

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March 31, 2013

market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions under the Securities Act of 1933. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Commodity-Linked Notes: Certain Funds may invest in commodity-linked notes which are derivative debt instruments whose principal and/or interest payments are linked to the price movement of a commodity, commodity index or commodity futures or option contract. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity index-linked investments may be more volatile and less liquid than the underlying index and their value may be affected by the performance of the commodities as well as other factors, including liquidity, quality, maturity and other economic variables. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

Exchange-Traded Funds (“ETFs”): Certain Funds may invest in ETFs, which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a Fund investing in an ETF will indirectly bear those costs. Such Funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

Foreign Securities: Certain Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Forward Commitments: Certain Funds may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., “when-issued,” “delayed-delivery,” “forward commitment,” or “TBA transactions”) consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by a Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by a Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.

Each Fund may enter into to-be-announced (“TBA”) sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an equivalent deliverable security or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities, according to the procedures described under “Portfolio Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Government-Sponsored Enterprises (“GSEs”): Certain Funds may invest in GSEs. Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. GSE debt is generally considered

March 31, 2013

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Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2013

to be of high credit quality due to the implied backing of the U.S. Government, but ultimately it is the sole obligation of its issuer. For that reason, securities issued by GSEs are considered to carry somewhat greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Inflation-Indexed Bonds: Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income, even though investors do not receive their principal until maturity.

Master Limited Partnerships (“MLPs”): Each Fund may invest in MLPs, which are limited partnerships in which ownership units are publicly traded. MLPs often own interests in properties or businesses that are related to the oil and gas industries, although MLPs may invest in other types of investments. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (such as a Fund investing in an MLP) are not involved in the day-to-day management of the partnership.

Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in an MLP than investors in a corporation and conflicts of interest may exist among unit holders and the general partner of an MLP. MLPs that concentrate in a particular industry or region are subject to risk associated with such industry or region. Investments held by MLPs may be illiquid. MLP unit prices may be more volatile than securities of larger or more broadly based companies.

Unlike most corporations, MLPs do not pay income tax but instead pass through their taxable income to unit holders who are required to report their allocable share of an MLP’s taxable income. An MLP’s distribution to unit holders may exceed the unit holder’s share of the MLP’s taxable income, and a portion of the distribution may represent a return of capital. If a Fund invests in an MLP that makes a return of capital, a portion of the Fund’s distribution to shareholders may also represent a return of capital.

Mortgage-Related and Other Asset-Backed Securities: Certain Funds may invest in Mortgage-Related and Other Asset-Backed Securities. A mortgage-backed security, which represents an interest in a pool of assets such as mortgage loans, will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

Mortgage-backed securities are subject to extension risk, which is the risk that a Fund that holds mortgage-backed securities may exhibit additional volatility during periods of rising interest rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because a Fund will have to reinvest that money at the lower prevailing interest rates.

A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Portfolio of Investments: The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to each of the Funds.

Real Estate Investment Trusts (“REITs”): Certain Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held

March 31, 2013

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Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2013

may be paid in full and distributions of capital returns may be made at any time. There is no guarantee that the REITs held by the Funds will continue to pay dividends. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act.

Repurchase Agreements: Certain Funds may enter into repurchase agreements (agreements to purchase securities—generally securities of the U.S. Government, its agencies or instrumentalities—subject to the seller’s agreement to repurchase them at a specified time and price) with well established dealers or institutions that Forward Management, LLC (“Forward Management”) or the appropriate sub-advisor has determined to be creditworthy. Repurchase agreements subject the Fund to counterparty risk, meaning that a fund could lose money if the other party fails to perform under the terms of the agreement. The Fund mitigates this risk by ensuring that the Fund’s repurchase agreements are fully collateralized by cash or U.S. government and agency securities. It is the Funds’ policy to take possession of the underlying securities, held in safekeeping at the Fund’s custodian or designated sub-custodians for tri-party repurchase agreements, as collateral and, on a daily basis, mark-to-market such securities to ensure that the market value including accrued interest is at least equal to the amount owed to the Funds under each repurchase agreement. As of March 31, 2013, the Forward U.S. Government Money Fund held repurchase agreements and has disclosed the details in the Portfolio of Investments. No other Funds held repurchase agreements at March 31, 2013.

Short Sales: Certain Funds may sell securities short. Short sales are transactions in which a Fund sells a security that it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The Fund maintains collateral consisting of cash, U.S. Government securities or other liquid assets in an amount at least equal to the market value of their respective short positions. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. The Fund typically intends to hold securities sold short for the short term, therefore, they are excluded from the purchase and sales of investments. As of March 31, 2013, the Forward Credit Analysis Long/Short Fund, the Forward Endurance Long/Short Fund, the Forward Global Credit Long/Short, the Forward Real Estate Long/Short Fund and the Forward Select Income Fund held securities sold short with a market value of $123,721,002, $1,141,665, $632,800, $11,947,330 and $67,743,000, respectively. The Forward Credit Analysis Long/Short Fund may use proceeds for investment purposes from securities sold short. As of March 31, 2013, the Forward Credit Analysis Long/Short Fund used proceeds from securities sold short in the amount of $78,186,758 and the market value of the investment securities pledged as collateral totaled $149,941,260. No other Funds held securities sold short at March 31, 2013.

Stripped Mortgage-Backed Securities: Certain Funds may invest in stripped mortgage-backed securities that are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest (“interest only” or “IO” class) while the other class will receive the entire principal (“principal only” or “PO” class). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of IO and PO stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

Structured Notes: Certain Funds may invest in structured notes, which are debt obligations that also contain an embedded derivative component with characteristics that adjust the obligation’s risk/return profile. Generally, the performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. The Fund has the right to receive periodic interest payments from the issuer of the structured notes at an agreed-upon interest rate and a return of the principal at the maturity date.

Structured notes are typically privately negotiated transactions between two or more parties. The Fund bears the risk that the issuer of the structured note will default or become bankrupt. The Fund bears the risk of the loss of its principal investment and periodic interest payments expected to be received for the duration of its investment in the structured notes.

In the case of structured notes on credit default swaps, the Fund is also subject to the credit risk of the corporate credits underlying the credit default swaps. If one of the underlying corporate credits defaults, the Fund may receive the security that has defaulted, or alternatively a cash settlement may occur, and the Fund’s principal investment in the structured note would be reduced by the corresponding face value of the defaulted security.

March 31, 2013

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Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2013

A highly liquid secondary market may not exist for the structured notes a Fund may invest in, and there can be no assurance that a highly liquid secondary market will develop. The lack of a highly liquid secondary market may make it difficult for a Fund to sell the structured notes it holds at an acceptable price or accurately value such notes. The market for structured notes may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for structured notes. In certain cases, a market price for a credit-linked security may not be available.

When-Issued and Delayed-Delivery Transactions: Certain Funds may purchase securities on a when-issued or delayed-delivery basis. A Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment leverage. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the custodian will set aside in a segregated account cash or liquid securities equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the value of the security or general level of interest rates. In when-issued and delayed-delivery transactions, a Fund relies on the seller to complete the transaction; the seller’s failure to do so may cause a Fund to miss an advantageous price or yield.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date. Investments in the Underlying Funds are valued at their NAV daily and are classified as Level 1 prices.

Level 2—Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability. The Board of Trustees has approved an independent pricing service which calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Level 3—Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2013:

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March 31, 2013

INVESTMENTS IN SECURITIES	Level 1	Level 2	Level 3	Total
Forward Commodity Long/Short Strategy Fund
Agency Pass-Through Securities(a)	—	$34,779,073	—	$34,779,073
Asset-Backed Securities	—	752,511	—	752,511
Collateralized Mortgage Obligations	—	564,837	—	564,837
Corporate Bonds(a)	—	22,083,116	—	22,083,116
Municipal Bonds	—	5,431,495	—	5,431,495
U.S. Treasury Bonds & Notes	—	21,062,737	—	21,062,737

Total	—	$84,673,769	—	$84,673,769

Forward Credit Analysis Long/Short Fund
Preferred Stocks(a)	—	$1,234,797	—	$1,234,797
Corporate Bonds(a)	—	8,740,012	—	8,740,012
Municipal Bonds(a)	—	823,722,787	—	823,722,787

Total	—	$833,697,596	—	$833,697,596

Forward EM Corporate Debt Fund
Common Stocks(a)	$3,428,415	—	—	$3,428,415
Foreign Government Obligations(a)	—	$12,491,256	—	12,491,256
Asset-Backed Securities(a)	—	6,973,507	—	6,973,507
Convertible Corporate Bonds(a)	—	4,071,000	—	4,071,000
Corporate Bonds(a)	—	206,847,132	—	206,847,132
Credit-Linked Notes(a)	—	4,774,973	—	4,774,973

Total	$3,428,415	$235,157,868	—	$238,586,283

Forward Emerging Markets Fund
Common Stocks(a)	$14,472,097	—	—	$14,472,097
Preferred Stocks(a)	159,207	—	—	159,207

Total	$14,631,304	—	—	$14,631,304

Forward Endurance Long/Short Fund
Common Stocks(a)	$4,813,856	—	—	$4,813,856
Options Purchased	25,000	—	—	25,000

Total	$4,838,856	—	—	$4,838,856

Forward Extended MarketPlus Fund
Exchange-Traded Funds	$19,631,548	—	—	$19,631,548
Agency Pass-Through Securities(a)	—	$5,895,920	—	5,895,920
Corporate Bonds(a)	—	1,918,450	—	1,918,450

Total	$19,631,548	$7,814,370	—	$27,445,918

Forward Focus Fund
Common Stocks(a)	$5,338,097	—	—	$5,338,097

Total	$5,338,097	—	—	$5,338,097

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INVESTMENTS IN SECURITIES	Level 1	Level 2	Level 3	Total
Forward Frontier Strategy Fund
Exchange-Traded Funds	$3,875,520	—	—	$3,875,520
Agency Pass-Through Securities(a)	—	$23,702,462	—	23,702,462
Corporate Bonds(a)	—	13,511,104	—	13,511,104
Municipal Bonds	—	3,267,269	—	3,267,269
U.S. Treasury Bonds & Notes	—	11,969,067	—	11,969,067

Total	$3,875,520	$52,449,902	—	$56,325,422

Forward Global Credit Long/Short Fund
Common Stocks(a)	$340,515	—	—	$340,515
Foreign Government Obligations(a)	—	$713,912	—	713,912
Asset-Backed Securities(a)	—	523,548	—	523,548
Convertible Corporate Bonds(a)	—	354,000	—	354,000
Corporate Bonds(a)	—	4,368,221	—	4,368,221
Credit-Linked Notes(a)	—	359,484	—	359,484

Total	$340,515	$6,319,165	—	$6,659,680

Forward Global Dividend Fund
Common Stocks(a)	$19,631,185	—	—	$19,631,185
Convertible Preferred Stocks(a)	302,926	—	—	302,926
Agency Pass-Through Securities(a)	—	$66,292	—	66,292
Collateralized Mortgage Obligations(a)	—	375,642	—	375,642

Total	$19,934,111	$441,934	—	$20,376,045

Forward Global Infrastructure Fund
Common Stocks(a)	$170,296,120	—	—	$170,296,120

Total	$170,296,120	—	—	$170,296,120

Forward High Yield Bond Fund
Corporate Bonds(a)	—	$133,774,448	—	$133,774,448
Municipal Bonds	—	1,045,900	—	1,045,900

Total	—	$134,820,348	—	$134,820,348

Forward International Dividend Fund
Common Stocks(a)	$170,518,346	—	—	$170,518,346
Convertible Preferred Stocks(a)	113,310	—	—	113,310
Warrants(a)	9,771	—	—	9,771
Agency Pass-Through Securities(a)	—	$602,598	—	602,598
Collateralized Mortgage Obligations(a)	—	4,545,026	—	4,545,026

Total	$170,641,427	$5,147,624	—	$175,789,051

Forward International Real Estate Fund
Common Stocks(a)	$176,793,290	—	—	$176,793,290

Total	$176,793,290	—	—	$176,793,290

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INVESTMENTS IN SECURITIES	Level 1	Level 2	Level 3	Total
Forward International Small Companies Fund
Common Stocks(a)	$170,797,643	—	—	$170,797,643
Exchange-Traded Funds(a)	3,213,476	—	—	3,213,476
Preferred Stocks(a)	2,003,196	—	—	2,003,196

Total	$176,014,315	—	—	$176,014,315

Forward Investment Grade Fixed-Income Fund
Agency Pass-Through Securities(a)	—	$866,803	—	$866,803
Asset-Backed Securities	—	1,853,200	$8,712	1,861,912
Collateralized Mortgage Obligations	—	1,467,144	267,563	1,734,707
Corporate Bonds
Industrial-Other	—	—	59,141	59,141
Other(a)	—	12,330,072	—	12,330,072
Foreign Government Obligations	—	1,048,341	—	1,048,341
Municipal Bonds	—	4,218,681	—	4,218,681
U.S. Government Agency Securities(a)	—	14,948,157	—	14,948,157
Short-Term Securities	—	135,850	—	135,850

Total	—	$36,868,248	$335,416	$37,203,664

Forward Managed Futures Strategy Fund
Exchange-Traded Funds	$6,514,960	—	—	$6,514,960

Total	$6,514,960	—	—	$6,514,960

Forward Real Estate Fund
Common Stocks(a)	$47,804,149	—	—	$47,804,149

Total	$47,804,149	—	—	$47,804,149

Forward Real Estate Long/Short Fund
Common Stocks(a)	$81,766,578	—	—	$81,766,578
Exchange-Traded Funds	273,780	—	—	273,780
Convertible Preferred Stocks(a)	1,365,651	—	—	1,365,651
Preferred Stocks(a)	10,288,495	—	—	10,288,495
Options Purchased	78,613	—	—	78,613
Corporate Bonds(a)	—	$410,475	—	410,475

Total	$93,773,117	$410,475	—	$94,183,592

Forward Select EM Dividend Fund
Common Stocks(a)	$48,825,416	—	—	$48,825,416
Preferred Stocks(a)	452,931	—	—	452,931
Warrants(a)	4,174	—	—	4,174
Collateralized Mortgage Obligations(a)	—	$1,794,756	—	1,794,756

Total	$49,282,521	$1,794,756	—	$51,077,277

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March 31, 2013

INVESTMENTS IN SECURITIES	Level 1	Level 2	Level 3	Total
Forward Select Income Fund
Common Stocks
REITs-Residential	—	$11,706,250	—	$11,706,250
Other(a)	$481,969,092	—	—	481,969,092
Exchange-Traded Funds	14,555,000	—	—	14,555,000
Convertible Preferred Stocks(a)	118,257,345	—	—	118,257,345
Preferred Stocks(a)	1,262,314,320	—	—	1,262,314,320
Corporate Bonds(a)	—	152,244,329	—	152,244,329

Total	$1,877,095,757	$163,950,579	—	$2,041,046,336

Forward Small Cap Equity Fund
Common Stocks(a)	$31,912,742	—	—	$31,912,742
Affiliated Investment Companies	350,051	—	—	350,051
Convertible Corporate Bonds(a)	—	$540,000	—	540,000

Total	$32,262,793	$540,000	—	$32,802,793

Forward Strategic Alternatives Fund
Exchange-Traded Funds	$3,942,440	—	—	$3,942,440
Corporate Bonds(a)	—	$910,861	—	910,861

Total	$3,942,440	$910,861	—	$4,853,301

Forward Tactical Growth Fund
Short-Term Investments	—	$682,903,095	—	$682,903,095

Total	—	$682,903,095	—	$682,903,095

Forward U.S. Government Money Fund
U.S. Agency Bonds(a)	—	$7,193,722	—	$7,193,722
Other Commercial Paper(a)	—	5,000,000	—	5,000,000
Repurchase Agreements	—	72,000,000	—	72,000,000

Total	—	$84,193,722	—	$84,193,722

Forward Balanced Allocation Fund
Affiliated Investment Companies	$42,435,359	—	—	$42,435,359

Total	$42,435,359	—	—	$42,435,359

Forward Growth Allocation Fund
Affiliated Investment Companies	$43,528,562	—	—	$43,528,562

Total	$43,528,562	—	—	$43,528,562

Forward Growth & Income Allocation Fund
Affiliated Investment Companies	$46,592,997	—	—	$46,592,997

Total	$46,592,997	—	—	$46,592,997

Forward Income Builder Fund
Affiliated Investment Companies	$20,359,888	—	—	$20,359,888

Total	$20,359,888	—	—	$20,359,888

Forward Income & Growth Allocation Fund
Affiliated Investment Companies	$23,500,680	—	—	$23,500,680

Total	$23,500,680	—	—	$23,500,680

Forward Multi-Strategy Fund
Affiliated Investment Companies	$16,868,736	—	—	$16,868,736

Total	$16,868,736	—	—	$16,868,736

(a)	For detailed descriptions of sector, industry, country, or state, see the accompanying Portfolio of Investments.

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March 31, 2013

OTHER FINANCIAL INSTRUMENTS(a)	Level 1	Level 2	Level 3	Total
Forward Commodity Long/Short Strategy Fund
Liabilities
Total Return Swap Contracts	—	$(544,842)	—	$(544,842)

Total	—	$(544,842)	—	$(544,842)

Forward Credit Analysis Long/Short Fund
Liabilities
Securities Sold Short
Corporate Bonds	—	$(7,040,381)	—	$(7,040,381)
U.S. Treasury Bonds & Notes	—	(116,680,621)	—	(116,680,621)

Total	—	$(123,721,002)	—	$(123,721,002)

Forward EM Corporate Debt Fund
Liabilities
Forward Foreign Currency Contracts	—	$(248,660)	—	$(248,660)

Total	—	$(248,660)	—	$(248,660)

Forward Endurance Long/Short Fund
Liabilities
Securities Sold Short
Common Stocks	$(1,141,665)	—	—	$(1,141,665)
Options Written	(14,800)	—	—	(14,800)

Total	$(1,156,465)	—	—	$(1,156,465)

Forward Extended MarketPlus Fund
Assets
Total Return Swap Contracts	—	$1,659,909	—	$1,659,909
Liabilities
Total Return Swap Contracts	—	(44,612)	—	(44,612)

Total	—	$1,615,297	—	$1,615,297

Forward Frontier Strategy Fund
Assets
Total Return Swap Contracts	—	$4,357,080	—	$4,357,080
Liabilities
Total Return Swap Contracts	—	(27,164)	—	(27,164)

Total	—	$4,329,916	—	$4,329,916

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March 31, 2013

OTHER FINANCIAL INSTRUMENTS(a)	Level 1	Level 2	Level 3	Total
Forward Global Credit Long/Short Fund
Assets
Credit Default Swap Contracts	—	$2,344	—	$2,344
Liabilities
Securities Sold Short
Common Stocks	$(307,800)	—	—	(307,800)
Corporate Bonds	—	(325,000)	—	(325,000)
Credit Default Swap Contracts	—	(43,238)	—	(43,238)
Forward Foreign Currency Contracts	—	(66,309)	—	(66,309)

Total	$(307,800)	$(432,203)	—	$(740,003)

Forward Global Infrastructure Fund
Liabilities
Options Written	$(186,200)	—	—	$(186,200)

Total	$(186,200)	—	—	$(186,200)

Forward Investment Grade Fixed-Income Fund
Assets
Futures Contracts	$9,544	—	—	$9,544
Liabilities
Futures Contracts	(36,825)	—	—	(36,825)

Total	$(27,281)	—	—	$(27,281)

Forward Managed Futures Strategy Fund
Assets
Total Return Swap Contracts	—	$204,901	—	$204,901

Total	—	$204,901	—	$204,901

Forward Real Estate Long/Short Fund
Liabilities
Securities Sold Short
Common Stock	$(10,049,390)	—	—	$(10,049,390)
Exchange-Traded Funds	(1,897,940)	—	—	(1,897,940)
Options Written	(86,400)	—	—	(86,400)

Total	$(12,033,730)	—	—	$(12,033,730)

Forward Select Income Fund
Liabilities
Securities Sold Short
Exchange-Traded Funds	$(67,743,000)	—	—	$(67,743,000)

Total	$(67,743,000)	—	—	$(67,743,000)

Forward Strategic Alternatives Fund
Assets
Total Return Swap Contracts	—	$56,163	—	$56,163
Liabilities
Futures Contracts	$(9,436)	—	—	(9,436)

Total	$(9,436)	$56,163	—	$46,727

Forward Tactical Growth Fund
Assets
Futures Contracts	$10,094,411	—	—	$10,094,411

Total	$10,094,411	—	—	$10,094,411

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Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2013

(a)	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as written options, short sales, swap contracts, futures contracts and forward foreign currency contracts.

The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred. During the period ended March 31, 2013, the only transfers of securities from Level 2 and Level 1 occurred on March 31, 2013 for the Forward Emerging Markets Fund, the Forward Global Infrastructure Fund, the Forward International Dividend Fund, the Forward International Real Estate Fund, the Forward International Small Companies Fund and the Forward Select EM Dividend Fund. These Funds transferred securities from a Level 2 to Level 1, due to the December 31, 2012 Funds’ utilization of a fair valuation model provided by the Funds’ independent pricing service which caused the transfers. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model and the value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. During the three months ended March 31, 2013 there were no other transfers between Level 1 and Level 2 securities in any other Fund.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Forward Investment Grade Fixed-Income Fund	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds
Balance as of December 31, 2012	$9,958	—	$59,217
Accrued discounts/premiums	—	$101	17,216
Realized gain/(loss)	—	—	—
Change in unrealized depreciation	(1,246)	8,052	(17,292)
Purchases	—	3,243	—
Sales proceeds	—	—	—
Transfers into Level 3	—	256,167	—
Transfers out of Level 3	—	—	—

Balance as of March 31, 2013	$8,712	$267,563	$59,141

Net change in unrealized depreciation included in the Statement of Operations attributable to Level 3 investments still held at March 31, 2013	$(1,246)	$8,052	$(17,292)

For the three months ended March 31, 2013, the other Funds did not have transfers between the fair value levels designated in the preceding table and unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Derivative Instruments and Hedging Activities: The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow certain Funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, swap contracts, forward foreign currency exchange contracts, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only

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March 31, 2013

certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Credit Risk: Credit risk is the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to settle the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Forward Foreign Currency Exchange Contracts: Certain Funds invest in foreign currency exchange contracts, to reduce the risks of fluctuating exchange rates and to generate returns uncorrelated to the other strategies employed. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be a fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, the Fund “locks in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, the Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. The Fund may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies. The Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. As of March 31, 2013, the Forward EM Corporate Debt Fund and the Forward Global Credit Long/Short Fund held forward foreign currency exchange contracts with a market value of $(248,660) and $(66,309), respectively. No other Funds held forward foreign currency exchange contracts at March 31, 2013.

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March 31, 2013

Futures: Certain Funds may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of March 31, 2013, the Forward Investment Grade Fixed-Income Fund, the Forward Strategic Alternatives Fund and the Forward Tactical Growth Fund held futures contracts outstanding with an unrealized gain/(loss) of $(27,281), $(9,436) and $10,094,411, respectively. No other Funds held futures contracts at March 31, 2013.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values. As of March 31, 2013, the Forward Endurance Long/Short Fund, the Forward Global Infrastructure Fund and the Forward Real Estate Long/Short Fund held written options with a market value of $(14,800), $(186,200) and $(86,400), respectively. As of March 31, 2013, the Forward Endurance Long/Short Fund and the Forward Real Estate Long/Short Fund held purchased options with a market value of $25,000 and $78,613, respectively. No other Funds held purchased or written options at March 31, 2013.

Written option activity for the three months ended March 31, 2013 were as follows:

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	WRITTEN CALL OPTIONS		WRITTEN PUT OPTIONS
Forward Endurance Long/Short Fund	NUMBER OF CONTRACTS	CONTRACT PREMIUM	NUMBER OF CONTRACTS	CONTRACT PREMIUM
Outstanding, at beginning of year December 31, 2012	0	$—	(240)	$(49,671)

Options written	300	(36,689)	0	—
Options exercised or closed	(200)	20,292	120	37,195
Options expired	0	—	120	12,476

Outstanding, March 31, 2013	100	$(16,396)	0	$—

	WRITTEN CALL OPTIONS
Forward Global Infrastructure Fund	NUMBER OF CONTRACTS	CONTRACT PREMIUM
Outstanding, at beginning of year December 31, 2012	1,403	$(115,390)

Options written	700	(127,878)
Options exercised or closed	0	—
Options expired	(1,403)	115,390

Outstanding, March 31, 2013	700	$(127,878)

	WRITTEN CALL OPTIONS
Forward Real Estate Long/Short Fund	NUMBER OF CONTRACTS	CONTRACT PREMIUM

Outstanding, at beginning of year December 31, 2012	0	$—

Options written	1,000	(91,325)
Options exercised or closed	0	—
Options expired	0	—

Outstanding, March 31, 2013	1,000	$(91,325)

Swap Agreements: Certain Funds may enter into interest rate, index, equity, currency exchange rate, total return and credit default swap agreements, as well as purchase and sell options to enter into such swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index).

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a

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credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security index or market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually the London Interbank Offered Rate (“LIBOR”), is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements to limit any potential leveraging of a Fund’s portfolio. The Fund’s maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Funds’ investment restriction concerning senior securities.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on Forward Management’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the “Code”), may limit a Fund’s ability to use swap agreements. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

As of March 31, 2013, the Forward Commodity Long/Short Strategy Fund, the Forward Extended MarketPlus Fund, the Forward Frontier Strategy Fund, the Forward Global Credit Long/Short Fund, the Forward Managed Futures Strategy Fund and the Forward Strategic Alternatives Fund invested in swap agreements consistent with the Funds’ investment strategies to gain exposure to certain markets or indices. Swap agreements held at March 31, 2013 are disclosed in the Portfolio of Investments. No other Funds held swap agreements at March 31, 2013.

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Warrants: Certain Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment.

This leveraging increases an investor’s risk, however, in the event of a decline in the value of the underlying security, a complete loss of the amount invested in the warrant may result. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security. As of March 31, 2013, the Forward International Dividend Fund and the Forward Select EM Dividend Fund held warrants with a market value of $9,771 and $4,174, respectively. No other Funds held warrants at March 31, 2013.

Cash Management Transactions: The Funds may hold cash balances in bank demand deposit accounts with the Funds’ custodian, Citibank N.A. (“Citibank”). Such amounts are readily accessible to purchase investments or pay Fund expenses. The Funds consider liquid assets deposited in a bank demand deposit account to be cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds may maintain demand deposit accounts that have an aggregate value in excess of Federal Deposit Insurance Corporation (FDIC) insurance limits. As a result, the Funds may be exposed to credit risk in the event of insolvency or other failure of Citibank to meet its obligations.

Leverage: The Forward Real Estate Long/Short Fund, the Forward Select EM Dividend Fund and the Forward Select Income Fund can purchase securities with borrowed money including bank overdrafts (a form of leverage). Each Fund may borrow amounts up to one-third of the value of its assets. Leverage exaggerates the effect on the net asset value of any increase or decrease in the market value of the Fund’s portfolio securities. These borrowings will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased.

The Forward Real Estate Long/Short Fund, the Forward Select EM Dividend Fund and the Forward Select Income Fund maintain separate lines of credit with BNP Paribas (acting through its New York Branch). For borrowings under these agreements, the Funds are charged interest of 1.20% above the one-month LIBOR rate.

The Forward Real Estate Long/Short Fund and the Forward Select Income Fund also maintain separate lines of credit with Bank of America Merrill Lynch. For borrowings under these agreements, the Forward Real Estate Long/Short Fund and the Forward Select Income Fund are charged a commitment fee on the average daily undrawn balance of the line of credit at the rate of 0.45% per annum and interest on the unpaid principal of the loan from the line of credit at the rate of 1.00% per annum above the one-month LIBOR. If the one-month LIBOR is unavailable, the Forward Real Estate Long/Short Fund and the Forward Select Income Fund are charged interest of 1.50% per annum above the Federal Funds rate.

The Forward Real Estate Long/Short Fund, the Forward Select EM Dividend Fund and the Forward Select Income Fund have pledged a portion of their investment securities as the collateral for their lines of credit. As of March 31, 2013, the market value of the investment securities pledged as collateral totaled $33,062,722, $9,134,743 and $797,902,922, respectively, and the borrowed amounts on the lines of credit are $14,759,855, $3,817,437 and $157,040,684, respectively.

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Investment in the Forward U.S. Government Money Fund: The Funds are permitted to invest daily available cash balances in an affiliated money market fund. The Funds may invest the available cash in Class Z of the Forward U.S. Government Money Fund (“U.S. Government Money Fund”) to seek current income while preserving liquidity. The U.S. Government Money Fund is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. When applicable, the Funds’ investment in the U.S. Government Money Fund is included in the Portfolio of Investments. Shares of the U.S. Government Money Fund are valued at their net asset value per share. As a shareholder, the Funds’ are subject to the proportional share of the U.S. Government Money Fund Class Z expenses, including its management fee. The Advisor will waive fees and/or reimburse expenses in an amount equal to the indirect management fees incurred through the Funds’ investment in the U.S. Government Money Fund.

The Funds that invested in the U.S. Government Money Fund – Class Z shares during the three months ended March 31, 2013, were as follows:

FUND	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 3/31/13	INCOME
Forward Small Cap Equity Fund	900,051	—	(550,000)	350,051	$350,051	$15

Total					$350,051	$15

During the three months ended March 31, 2013, the Advisor waived fees and/or reimbursed the following Funds for the U.S. Government Money Fund management fees:

FUND	WAIVED FEES
Forward Small Cap Equity Fund	$80

$80

Investments in a Wholly-Owned Subsidiary: The Forward Commodity Long/Short Strategy Fund seeks exposure to the commodity markets primarily through investments in commodity-linked derivative instruments, including commodity index-linked notes (sometimes referred to as “structured notes”), swap agreements, commodity options, futures and options on futures, and through investments in the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Forward Managed Futures Strategy Fund seeks exposure to the futures markets and will generally invest in futures-related instruments that track the performance of futures contracts included in the Credit Suisse Multi-Asset Futures Strategy Index and through investments in the Forward Managed Futures Strategy (Cayman) Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Forward Management acts as Investment Advisor to the Funds and the Investment Advisor to each Subsidiary. Each Fund is the sole shareholder of each respective Subsidiary and it is intended that each Fund will remain the sole shareholder and will continue to control each respective Subsidiary.

Investments in each Subsidiary are expected to provide the Funds with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and recent IRS rulings. If the IRS were to change its position or otherwise determine that income derived from certain commodity-linked notes or from a Fund’s investment in the Subsidiary does not constitute qualifying income, and if such positions were upheld, or if future legislation or Treasury regulations were to adversely affect the tax treatment of such investments, a Fund might cease to qualify as a regulated investment company and would be required to reduced its exposure to such investments which might result in difficulty in implementing its investment strategy.

Basis for Consolidation for the Forward Commodity Long/Short Strategy Fund and the Forward Managed Futures Strategy Fund: The Subsidiaries, which are Cayman Islands exempted companies, were incorporated on October 12, 2010 and October 27, 2011, respectively, as wholly owned subsidiaries acting as an investment vehicle for the Funds in order to effect certain investments for the Funds consistent with the Funds’ investment objectives. As wholly-owned subsidiaries of the Funds, all assets and liabilities, income and expenses of the portfolios are consolidated in the Portfolio

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of Investments of the Funds. As of March 31, 2013, net assets of the Forward Commodity Long/Short Strategy Fund was $111,182,674 of which $23,895,819 or 21.49% represented the Fund’s ownership of all issued shares and voting rights of the Fund’s Subsidiary and net assets of the Forward Managed Futures Strategy Fund was $11,925,153 of which $2,601,267 or 21.81% represented the Fund’s ownership of all issued shares and voting rights of the Fund’s Subsidiary.

2. Tax Basis Information

Tax Basis of Investments: As of March 31, 2013, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION / (DEPRECIATION)
Forward Balanced Allocation Fund	$40,283,497	$2,952,296	$(800,434)	$2,151,862
Forward Commodity Long/Short Strategy Fund	84,140,001	589,168	(55,400)	533,768
Forward Credit Analysis Long/Short Fund	807,462,522	35,442,470	(9,205,846)	26,236,624
Forward EM Corporate Debt Fund	237,362,374	5,887,677	(4,663,768)	1,223,909
Forward Emerging Markets Fund	13,115,374	1,744,874	(228,944)	1,515,930
Forward Endurance Long/Short Fund	4,448,745	490,136	(100,025)	390,111
Forward Extended MarketPlus Fund	27,440,884	108,429	(103,395)	5,034
Forward Focus Fund	4,297,274	1,062,073	(21,250)	1,040,823
Forward Frontier Strategy Fund	56,005,386	352,792	(32,756)	320,036
Forward Global Credit Long/Short Fund	6,941,334	131,982	(413,636)	(281,654)
Forward Global Dividend Fund	17,854,239	2,896,450	(374,644)	2,521,806
Forward Global Infrastructure Fund	158,935,264	18,362,892	(7,002,036)	11,360,856
Forward Growth & Income Allocation Fund	45,458,736	2,413,935	(1,279,674)	1,134,261
Forward Growth Allocation Fund	41,629,101	2,657,520	(758,059)	1,899,461
Forward High Yield Bond Fund	129,870,545	5,134,906	(185,103)	4,949,803
Forward Income & Growth Allocation Fund	21,820,937	1,817,173	(137,430)	1,679,743
Forward Income Builder Fund	19,363,567	996,321	—	996,321
Forward International Dividend Fund	157,006,775	22,269,992	(3,487,716)	18,782,276
Forward International Real Estate Fund	166,360,172	14,225,198	(3,792,080)	10,433,118
Forward International Small Companies Fund	142,120,140	38,023,445	(4,129,270)	33,894,175
Forward Investment Grade Fixed-Income Fund	42,534,742	2,317,481	(7,648,559)	(5,331,078)
Forward Managed Futures Strategy Fund	6,512,718	36,611	(34,369)	2,242
Forward Multi-Strategy Fund	16,473,002	526,236	(130,502)	395,734
Forward Real Estate Fund	34,676,909	13,127,240	—	13,127,240
Forward Real Estate Long/Short Fund	71,915,112	22,268,480	—	22,268,480
Forward Select EM Dividend Fund	46,349,032	5,702,677	(974,432)	4,728,245
Forward Select Income Fund	1,723,745,694	317,300,642	—	317,300,642
Forward Small Cap Equity Fund	28,383,891	5,530,551	(1,111,649)	4,418,902
Forward Strategic Alternatives Fund	4,716,890	225,794	(89,383)	136,411
Forward Tactical Enhanced Fund	—	—	—	—
Forward Tactical Growth Fund	682,886,211	17,128	(244)	16,884
Forward U.S. Government Money Fund	84,193,722	—	—	—

Capital Losses: As of December 31, 2012, the following Funds had available for Federal income tax purposes unused capital losses carryovers as follows:

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Pre-Enactment Capital Losses

FUND	EXPIRING IN	EXPIRING IN	EXPIRING IN	EXPIRING IN
	2015	2016	2017	2018
Forward EM Corporate Debt Fund	—	—	$51,786	—
Forward Extended MarketPlus Fund	—	—	13,136,742	—
Forward Global Dividend Fund	—	—	1,991,198	—
Forward Global Infrastructure Fund	—	$13,429,247	30,182,432	$24,061,967
Forward High Yield Bond Fund	—	—	162,556	—
Forward Income Builder Fund	$2,272	207,103	32,036	—
Forward International Dividend Fund(a)		—	2,145,728	—
Forward International Real Estate Fund(a)	2,652,205	67,712,152	60,639,639	3,986,802
Forward International Small Companies Fund	—	53,538,269	179,253,577	—
Forward Investment Grade Fixed-Income Fund	—	1,514,123	—	7,106,398
Forward Real Estate Fund(a)	—	2,246,666	—	—
Forward Real Estate Long/Short Fund	—	69,118,669	107,182,629	—
Forward Select Income Fund	—	63,095,326	29,414,885	—
Forward Small Cap Equity Fund(a)	—	4,805,443	32,891,767	—
Forward Strategic Alternatives Fund	—	—	—	10,496,197
Forward U.S. Government Money Fund	—	—	345	—

(a)	Subject to limitations under §382 of the Code.

Capital loss carryovers used during the period ended December 31, 2012, were:

FUND	AMOUNT
Forward Extended MarketPlus Fund	$5,827,403
Forward Global Infrastructure Fund	4,012,479
Forward High Yield Bond Fund	2,664,783
Forward Income Builder Fund	140,989
Forward Investment Grade Fixed-Income Fund	2,251,234
Forward Real Estate Fund	3,436,351
Forward Real Estate Long/Short Fund	7,217,895
Forward Select Income Fund	44,702,268
Forward Small Cap Equity Fund	1,347,188
Forward U.S. Government Money Fund	12,427

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was enacted. Certain of the enacted provisions include:

Post enactment losses may now be carried forward indefinitely, but must retain the charter of the original loss. However, such losses must be utilized prior to the pre-enactment capital loss, which increases the likelihood that the pre-enactment capital losses will expire unused. Under the pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a Regulated Investment Company (“RIC”) for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

The Funds have adopted the noted provisions of the Act for the period ending December 31, 2012.

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Post-Enactment Capital Losses*

Capital losses deferred to the next tax year were as follows:

FUND	SHORT-TERM	LONG-TERM
Forward Balanced Allocation Fund	$1,659,186	$2,636,146
Forward Commodity Long/Short Strategy Fund	362,380	48,390
Forward EM Corporate Debt Fund	849,126	387,263
Forward Emerging Markets Fund	1,859,917	—
Forward Endurance Long/Short Fund	36,305	4,179
Forward Focus Fund	84,533	108,869
Forward Frontier Strategy Fund	3,212,541	1,309,876
Forward Global Dividend Fund	324,809	30,145
Forward Growth & Income Allocation Fund	1,875,794	3,819,092
Forward Growth Allocation Fund	2,368,890	6,118,344
Forward International Dividend Fund	2,057,084	239,208
Forward International Real Estate Fund	—	785,729
Forward International Small Companies Fund	1,659,396	—
Forward Multi-Strategy Fund	1,394,151	2,909,207
Forward Select EM Dividend Fund	1,799,005	349,133
Forward Strategic Alternatives Fund	8,220,851	562,475

The Funds elect to defer to the period ending December 31, 2013, capital losses recognized during the period November 1, 2012 to December 31, 2012 in the amount of:

FUND	AMOUNT
Forward Commodity Long/Short Strategy Fund	$18,011
Forward Endurance Long/Short Fund	48,047
Forward Frontier Strategy Fund	1,105,802
Forward Global Credit Long/Short Fund	242,873
Forward Global Dividend Fund	189,721
Forward Growth & Income Allocation Fund	3,197
Forward Growth Allocation Fund	4,804
Forward High Yield Bond Fund	3,434
Forward Income Builder Fund	8,693
Forward International Dividend Fund	1,398,050
Forward Investment Grade Fixed-Income Fund	511,325
Forward Select EM Dividend Fund	420,107
Forward Select Income Fund	37,381
Forward Small Cap Equity Fund	312,679
Forward Strategic Alternatives Fund	304,974
Forward Tactical Growth Fund	8,646,916

The Funds elect to defer to the period ending December 31, 2013, late year ordinary losses recognized during the period November 1, 2012 to December 31, 2012 in the amount of:

FUND	AMOUNT
Forward Emerging Markets Fund	$668
Forward Endurance Long/Short Fund	64
Forward Global Infrastructure Fund	280
Forward Select EM Dividend Fund	22,322

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Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2013

*	Post-Enactment Capital Losses arise in fiscal years beginning after December 22, 2010, and exclude any elective late-year capital losses (during the period November 1st to December 31st) deferred for the current fiscal year. As a result of the enactment of the Regulated Investment Company Act of 2010, pre-enactment capital loss carry forwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

3. Affiliated Companies

Each Allocation Fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The purchase, sales, dividend income, capital gains, return of capital distributions received, shares and value of investment of each Allocation Fund in affiliated companies for the three months ended March 31, 2013 were as follows:

Forward Balanced Allocation Fund

INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 3/31/13	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward Commodity Long/Short Strategy Fund	98,015	57,725	—	155,740	$3,119,479	—	—
Forward Extended MarketPlus Fund	14,424	110,128	(3,222)	121,330	3,809,765	—	$709
Forward Frontier Strategy Fund	95,090	42,817	(9,443)	128,464	1,360,438	—	7,647
Forward High Yield Bond Fund	252,520	—	(40,551)	211,969	2,234,150	$33,592	21,644
Forward Investment Grade Fixed-Income Fund	742,314	25,907	(23,603)	744,618	8,682,246	73,146	1,673
Forward Managed Futures Strategy Fund	108,287	—	(3,589)	104,698	2,189,226	—	(15,653)
Forward Strategic Alternatives Fund	225,081	—	—	225,081	2,244,062	—	—
Forward Funds — Institutional Class shares
Forward EM Corporate Debt Fund	606,365	—	(130,968)	475,397	4,673,155	65,376	4,677
Forward International Dividend Fund	1,319,433	—	(134,343)	1,185,090	9,682,187	82,135	59,941
Forward International Real Estate Fund	42,610	—	—	42,610	764,848	—	—
Forward Real Estate Fund	46,155	—	(7,190)	38,965	557,985	1,171	6,254
Forward Select EM Dividend Fund	245,616	—	(121,795)	123,821	3,117,818	16,985	221,312

Total					$42,435,359	$272,405	$308,204

Forward Growth & Income Allocation Fund

INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 3/31/13	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward Commodity Long/Short Strategy Fund	104,028	62,340	—	166,368	$3,332,345	—	—
Forward Extended MarketPlus Fund	21,637	170,212	(8,239)	183,610	5,765,354	—	$6,620
Forward Frontier Strategy Fund	139,754	66,603	(11,781)	194,576	2,060,559	—	9,650
Forward High Yield Bond Fund	165,678	—	(23,901)	141,777	1,494,331	$21,539	16,730
Forward Investment Grade Fixed-Income Fund	471,933	17,271	(8,591)	480,613	5,603,945	46,544	515
Forward Managed Futures Strategy Fund	115,510	—	—	115,510	2,415,305	—	—
Forward Strategic Alternatives Fund	240,435	—	—	240,435	2,397,135	—	—
Forward Funds — Institutional Class shares
Forward EM Corporate Debt Fund	386,832	—	(80,594)	306,238	3,010,315	42,113	(33,238)
Forward International Dividend Fund	1,951,997	—	(183,904)	1,768,093	14,445,318	122,712	84,681
Forward International Real Estate Fund	46,054	5,669	(5,544)	46,179	828,917	—	3,769
Forward Real Estate Fund	49,186	—	(7,200)	41,986	601,245	1,261	6,120
Forward Select EM Dividend Fund	360,255	—	(176,052)	184,203	4,638,228	25,287	321,040

Total					$46,592,997	$259,456	$415,887

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Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2013

Forward Growth Allocation Fund

INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 3/31/13	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward Commodity Long/Short Strategy Fund	—	52,775	—	52,775	$1,057,073	—	—
Forward Extended MarketPlus Fund	23,442	201,579	(21,525)	203,496	6,389,783	—	$10,409
Forward Frontier Strategy Fund	151,226	76,118	(16,704)	210,640	2,230,681	—	11,740
Forward High Yield Bond Fund	78,895	—	(9,560)	69,335	730,793	$10,436	12,142
Forward Investment Grade Fixed-Income Fund	229,216	23,727	(17,300)	235,643	2,747,592	22,600	(519)
Forward Managed Futures Strategy Fund	104,226	—	—	104,226	2,179,358	—	—
Forward Strategic Alternatives Fund	219,506	—	—	219,506	2,188,470	—	—
Forward Funds — Institutional Class shares
Forward EM Corporate Debt Fund	191,352	—	(40,323)	151,029	1,484,617	20,769	8,643
Forward International Dividend Fund	2,092,649	37,368	(162,804)	1,967,213	16,072,129	134,385	17,044
Forward International Real Estate Fund	97,416	5,510	(8,174)	94,752	1,700,792	—	3,740
Forward Real Estate Fund	111,007	—	—	111,007	1,589,614	3,335	—
Forward Select EM Dividend Fund	385,993	—	(181,161)	204,832	5,157,660	27,861	288,544

Total					$43,528,562	$219,386	$351,743

Forward Income & Growth Allocation Fund

INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 3/31/13	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward Commodity Long/Short Strategy Fund	81,382	—	(16,739)	64,643	$1,294,804	—	$(24,271)
Forward Extended MarketPlus Fund	12,622	50,257	(20,047)	42,832	1,344,926	—	3,007
Forward Frontier Strategy Fund	91,730	14,272	(63,918)	42,084	445,671	—	30,239
Forward High Yield Bond Fund	544,243	—	(365,555)	178,688	1,883,373	$43,080	257,513
Forward Investment Grade Fixed-Income Fund	1,627,384	—	(1,001,631)	625,753	7,296,282	91,619	491,337
Forward Managed Futures Strategy Fund	155,965	—	(96,852)	59,113	1,236,051	—	(75,147)
Forward Strategic Alternatives Fund	332,634	—	(200,601)	132,033	1,316,365	—	(238,098)
Forward Funds — Institutional Class shares
Forward EM Corporate Debt Fund	1,326,101	20,101	(947,414)	398,788	3,920,082	54,841	(156,461)
Forward International Dividend Fund	1,221,271	—	(811,816)	409,455	3,345,244	33,467	443,070
Forward International Real Estate Fund	27,857	—	(16,349)	11,508	206,566	—	16,963
Forward Real Estate Fund	24,624	—	(14,535)	10,089	144,477	303	10,534
Forward Select EM Dividend Fund	225,855	—	(183,487)	42,368	1,066,839	5,747	320,471

Total					$23,500,680	$229,057	$1,079,157

Forward Income Builder Fund

INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 3/31/13	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward High Yield Bond Fund	422,485	121,354	(349,623)	194,216	$2,047,039	$22,072	$141,236
Forward Funds — Institutional Class shares
Forward EM Corporate Debt Fund	440,297	112,877	(30,050)	523,124	5,142,306	69,488	(17,717)
Forward Global Infrastructure Fund	44,379	150,232	(10,321)	184,290	4,013,840	—	(1,135)
Forward International Dividend Fund	453,919	170,585	(260,342)	364,162	2,975,202	31,621	154,356
Forward Select EM Dividend Fund	—	44,782	(3,959)	40,823	1,027,911	3,514	633
Forward Select Income Fund	181,169	37,049	(18,776)	199,442	5,153,590	73,985	15,600

Total					$20,359,888	$200,680	$292,973

March 31, 2013

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Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2013

Forward Multi-Strategy Fund

INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 3/31/13	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward Extended MarketPlus Fund	363	—	—	363	$11,397	—	—
Forward Frontier Strategy Fund	90,026	23,884	—	113,910	1,206,305	—	—
Forward Managed Futures Strategy Fund	—	41,780	—	41,780	873,626	—	—
Forward Funds — Institutional Class shares
Forward Emerging Markets Fund	—	226,009	—	226,009	2,601,362	—	—
Forward Endurance Long/Short Fund	32,003	—	—	32,003	858,961	—	—
Forward Focus Fund	87,179	—	(87,179)	—	—	—	$71,273
Forward Global Credit Long/Short Fund	115,888	—	(44,492)	71,396	1,718,510	—	(59,973)
Forward Global Dividend Fund	154,826	—	(154,826)	—	—	$1,831	3,545
Forward Global Infrastructure Fund	—	24,362	—	24,362	530,603	—	—
Forward International Dividend Fund	660,772	—	(326,471)	334,301	2,731,241	31,975	214,938
Forward International Real Estate Fund	—	19,477	—	19,477	349,610	—	—
Forward International Small Companies Fund	121,982	—	(62,151)	59,831	878,319	—	55,526
Forward Real Estate Long/Short Fund	—	52,760	—	52,760	1,589,664	2,285	—
Forward Select EM Dividend Fund	122,812	—	(122,812)	—	—	4,587	242,857
Forward Select Income Fund	—	38,462	—	38,462	993,846	14,623	—
Forward Tactical Enhanced Fund	31,622	63,780	—	95,402	2,525,292	—	—

Total					$16,868,736	$55,301	$528,166

4. Subsequent Events

The following information applies to the Forward Extended MarketPlus Fund (the “Fund”) only:

Change of Name: Effective May 1, 2013, the name of the Fund will be changed to the “Forward Total MarketPlus Fund.”

The following information applies to the Forward Strategic Alternatives Fund (the “Fund”) only:

Liquidation of Forward Strategic Alternatives Fund: On March 12, 2013, the Board of Trustees of Forward Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), approved the liquidation of the Forward Strategic Alternatives Fund (the “Fund”), a series of the Trust. The Fund was liquidated pursuant to a Board-approved Plan of Liquidation on April 30, 2013 (the “Liquidation Date”). On the Liquidation Date, the Fund distributed pro rata to its respective shareholders of record all of the assets of the Fund in complete cancellation and redemption of all of the outstanding shares of beneficial interest, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Fund on the Fund’s books on the Liquidation Date, including, but not limited to, income dividends and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the officers of the Trust deem appropriate subject to ratification by the Board.

The following information applies to the Forward Focus Fund (the “Fund”) only:

Liquidation of Forward Focus Fund: On March 12, 2013, the Board of Trustees of Forward Funds (the “Trust”), including all of the Trustees who are not interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), approved the liquidation of the Forward Focus Fund (the “Fund”), a series of the Trust. The Fund was liquidated pursuant to a Board-approved Plan of Liquidation on April 30, 2013 (the “Liquidation Date”). On the Liquidation Date, the Fund distributed pro rata to its respective shareholders of record all of the assets of the Fund in complete cancellation and redemption of all of the outstanding shares of beneficial interest, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Fund on the Fund’s books on the Liquidation Date, including, but not limited to, income dividends and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the officers of the Trust deem appropriate subject to ratification by the Board.

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Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2013

5. Legal Proceedings

Lehman Brothers Holdings Inc. Adversary Proceeding: The Forward Investment Grade Fixed-Income Fund (the “Fund”) is a named noteholder defendant in connection with a pending adversary proceeding in the United States Bankruptcy Court for the Southern District of New York (Docket No. 10-03547 (JMP)). The Adversary Proceeding is brought by Lehman Brothers Special Financing Inc. and names as defendants, certain indentured trustees, special purpose entities, and a class of noteholders and trust certificate holders who allegedly received distributions that the plaintiff is asserting should have been distributed to the plaintiff. The claims alleged include preference and avoidance claims under Sections 547, 548 and 549 of the Bankruptcy Code, all seeking return of the distributions received by the defendants. The complaint does not contain a specific monetary demand concerning the Fund. The Adversary Proceeding is currently stayed pursuant to order of the Bankruptcy Court. At this stage in the proceedings, the Fund is not able to make a reliable prediction as to the outcome of the lawsuit or the effect, if any, on the Fund’s net asset value.

March 31, 2013

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Item 2 - Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Forward Funds

By:	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr., President & Trustee

Date:	May 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr., President & Trustee

Date:	May 23, 2013

By:	/s/ Barbara H. Tolle
Barbara H. Tolle, Treasurer

Date:	May 23, 2013